UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number 811-04986

Franklin Investors Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period:  7/31/14

Item 1. Schedule of Investments.

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited)

Franklin Adjustable U.S. Government Securities Fund	Principal Amount	Value
Mortgage-Backed Securities 88.5%
[a]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 21.2%
FHLMC, 1.904%, 4/01/36	$11,222,762	$11,807,518
FHLMC, 1.983%, 9/01/35	19,093,376	19,966,328
FHLMC, 2.03%, 4/01/35	15,104,722	15,927,652
FHLMC, 2.111%, 1/01/36	9,938,650	10,469,464
FHLMC, 0.738% - 2.184%, 2/01/15 - 4/01/42	21,480,359	22,461,002
FHLMC, 2.22%, 9/01/36	9,732,261	10,369,819
FHLMC, 2.186% - 2.266%, 11/01/16 - 6/01/38	15,244,444	16,133,380
FHLMC, 2.266% - 2.301%, 8/01/18 - 4/01/40	21,113,987	22,465,743
FHLMC, 2.333%, 12/01/35	11,491,941	12,130,748
FHLMC, 2.302% - 2.348%, 3/01/18 - 3/01/39	21,110,016	22,453,032
FHLMC, 2.372%, 11/01/36	11,062,203	11,829,333
FHLMC, 2.373%, 11/01/37	13,100,412	14,033,375
FHLMC, 2.348% - 2.375%, 11/01/17 - 9/01/41	20,526,945	21,852,944
FHLMC, 2.389%, 2/01/36	8,813,335	9,418,304
FHLMC, 2.375% - 2.391%, 4/01/18 - 10/01/41	19,997,840	21,315,747
FHLMC, 2.392% - 2.408%, 11/01/17 - 5/01/42	20,512,158	21,891,373
FHLMC, 2.415%, 9/01/38	11,111,704	11,886,096
FHLMC, 2.410% - 2.463%, 7/01/20 - 6/01/41	20,806,522	22,171,730
FHLMC, 2.464% - 2.471%, 5/01/25 - 12/01/37	20,851,461	22,295,890
FHLMC, 2.472% - 2.520%, 9/01/15 - 11/01/41	18,835,201	20,112,667
FHLMC, 2.525%, 6/01/37	20,998,358	22,536,650
FHLMC, 2.526%, 9/01/37	16,885,107	18,109,367
FHLMC, 2.60%, 1/01/37	10,136,392	10,899,467
FHLMC, 2.521% - 2.577%, 3/01/19 - 5/01/41	20,864,723	22,261,697
FHLMC, 3.388%, 11/01/40	17,671,530	18,779,611
FHLMC, 2.578% - 3.07%, 9/01/17 - 7/01/41	20,898,822	22,213,089
FHLMC, 3.074% - 7.47%, 5/01/15 - 1/01/41	19,350,550	20,450,937
		476,242,963
[a]Federal National Mortgage Association (FNMA) Adjustable Rate 66.6%
FNMA, 0.848% - 1.688%, 6/01/15 - 11/01/44	21,574,841	22,380,451
FNMA, 1.69% - 1.793%, 10/01/18 - 6/01/37	21,327,465	22,344,385
FNMA, 1.848%, 1/01/35	14,853,456	15,882,402
FNMA, 1.793% - 1.88%, 12/01/15 - 9/01/38	21,246,231	22,376,787
FNMA, 1.894%, 12/01/34	22,108,579	23,523,402
FNMA, 1.881% - 1.90%, 5/01/18 - 2/01/39	18,426,190	19,397,519
FNMA, 1.90% - 1.914%, 2/01/17 - 8/01/37	20,661,160	21,836,483
FNMA, 1.922%, 3/01/35	11,922,051	12,750,875
FNMA, 1.925%, 5/01/35	10,276,696	10,930,148
FNMA, 1.915% - 1.935%, 9/01/17 - 11/01/40	21,081,813	22,250,798
FNMA, 1.951%, 1/01/36	8,862,486	9,409,699
FNMA, 1.935% - 1.961%, 10/01/15 - 8/01/37	16,728,092	17,705,848
FNMA, 1.962% - 1.991%, 2/01/16 - 10/01/37	20,453,827	21,742,446
FNMA, 1.991% - 2.016%, 7/01/17 - 11/01/36	20,380,277	21,495,753
FNMA, 2.017% - 2.040%, 6/01/20 - 3/01/42	21,163,545	22,264,916
FNMA, 2.042% - 2.060%, 1/01/19 - 3/01/43	19,155,437	20,264,211
FNMA, 2.06%, 2/01/36	20,706,612	21,931,313
FNMA, 2.060% - 2.088%, 3/01/19 - 10/01/37	20,586,683	21,757,450
FNMA, 2.089% - 2.110%, 3/01/18 - 4/01/38	21,233,035	22,459,067
FNMA, 2.110% - 2.125%, 11/01/17 - 3/01/38	21,158,820	22,368,357
FNMA, 2.116%, 5/01/39	18,085,813	19,046,503
FNMA, 2.13%, 1/01/36	17,286,082	18,398,942
FNMA, 2.125% - 2.147%, 3/01/18 - 5/01/38	17,941,209	19,081,672
FNMA, 2.147% - 2.163%, 6/01/19 - 7/01/42	20,559,793	21,747,122
FNMA, 2.154%, 8/01/39	15,082,826	16,016,125
FNMA, 2.164% - 2.184%, 11/01/19 - 4/01/38	20,911,810	22,259,949
FNMA, 2.184% - 2.203%, 7/01/17 - 4/01/38	20,878,468	22,256,472
FNMA, 2.203% - 2.214%, 9/01/15 - 12/01/39	20,894,194	22,257,698
FNMA, 2.214% - 2.225%, 4/01/19 - 10/01/38	20,653,983	21,969,632
FNMA, 2.225% - 2.237%, 2/01/26 - 12/01/38	20,897,372	22,261,011

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
FNMA, 2.239%, 11/01/34	11,850,892	12,645,499
FNMA, 2.237% - 2.243%, 6/01/18 - 3/01/39	17,998,485	19,119,396
FNMA, 2.243% - 2.249%, 11/01/20 - 12/01/35	19,938,128	21,268,600
FNMA, 2.249% - 2.253%, 8/01/14 - 5/01/48	20,019,850	21,257,444
FNMA, 2.261%, 1/01/39	11,800,656	12,550,282
FNMA, 2.253% - 2.261%, 7/01/17 - 3/01/41	20,979,384	22,342,628
FNMA, 2.261% - 2.27%, 3/01/30 - 9/01/39	20,851,182	22,264,747
FNMA, 2.276%, 2/01/36	13,286,105	14,190,488
FNMA, 2.278%, 3/01/35	19,289,248	20,557,149
FNMA, 2.281%, 1/01/38	20,667,063	22,189,513
FNMA, 2.284%, 1/01/38	12,047,289	12,982,139
FNMA, 2.27% - 2.285%, 12/01/19 - 1/01/38	21,025,869	22,422,393
FNMA, 2.285% - 2.292%, 7/01/19 - 2/01/39	21,012,860	22,452,954
FNMA, 2.295%, 9/01/39	8,968,273	9,554,745
FNMA, 2.299%, 1/01/38	14,208,210	15,040,136
FNMA, 2.303%, 3/01/38	10,427,144	11,157,730
FNMA, 2.304%, 12/01/36	16,254,236	17,311,380
FNMA, 2.292% - 2.315%, 8/01/18 - 9/01/39	21,100,743	22,462,670
FNMA, 2.321%, 10/01/35	9,608,363	10,259,223
FNMA, 2.322%, 9/01/36	12,867,130	13,764,458
FNMA, 2.315% - 2.33%, 10/01/18 - 11/01/42	20,506,995	21,776,845
FNMA, 2.33% - 2.339%, 3/01/21 - 9/01/38	18,869,442	20,055,812
FNMA, 2.339% - 2.341%, 2/01/18 - 3/01/38	20,994,522	22,364,017
FNMA, 2.346%, 5/01/38	9,095,396	9,742,879
FNMA, 2.342% - 2.346%, 12/01/20 - 1/01/42	20,800,495	22,199,678
FNMA, 2.353%, 9/01/35	10,065,667	10,797,053
FNMA, 2.348% - 2.36%, 11/01/18 - 5/01/38	19,632,663	20,932,059
FNMA, 2.363%, 11/01/34	11,353,683	12,125,174
FNMA, 2.361% - 2.375%, 7/01/18 - 5/01/45	20,561,339	21,911,805
FNMA, 2.381%, 1/01/37	13,276,178	14,201,583
FNMA, 2.382%, 11/01/37	19,851,114	21,203,218
FNMA, 2.375% - 2.397%, 8/01/22 - 5/01/48	20,362,067	21,507,319
FNMA, 2.388%, 11/01/35	8,653,995	9,236,662
FNMA, 2.389%, 2/01/37	11,468,841	12,319,375
FNMA, 2.397% - 2.408%, 1/01/19 - 7/01/38	21,065,197	22,316,920
FNMA, 2.409% - 2.420%, 5/01/19 - 9/01/39	18,526,886	19,769,203
FNMA, 2.420% - 2.425%, 5/01/18 - 8/01/39	19,741,841	21,124,869
FNMA, 2.425% - 2.445%, 4/01/24 - 5/01/38	19,169,242	20,377,433
FNMA, 2.435%, 3/01/35	8,887,071	9,564,242
FNMA, 2.438%, 6/01/35	9,498,820	10,248,747
FNMA, 2.445%, 1/01/36	10,822,755	11,614,935
FNMA, 2.445%, 7/01/46	14,613,382	15,703,916
FNMA, 2.445% - 2.457%, 7/01/17 - 4/01/38	14,294,800	15,295,218
FNMA, 2.468%, 1/01/36	11,382,153	12,239,200
FNMA, 2.461% - 2.474%, 10/01/18 - 4/01/44	16,772,389	17,940,499
FNMA, 2.474% - 2.502%, 6/01/17 - 1/01/45	17,830,441	18,995,159
FNMA, 2.502% - 2.545%, 10/01/16 - 1/01/42	19,386,850	20,607,951
FNMA, 2.545% - 2.75%, 5/01/16 - 11/01/41	20,888,850	21,968,178
FNMA, 2.75% - 2.95%, 3/01/16 - 8/01/37	20,917,327	21,951,370
FNMA, 3.42%, 8/01/40	9,514,010	10,163,771
FNMA, 2.957% - 5.174%, 11/01/15 - 3/01/50	21,092,792	22,293,035
FNMA, 3.678%, 5/01/40	12,889,677	13,808,581
FNMA, 5.182% - 9.095%, 9/01/18 - 12/01/37	4,486,102	4,631,483
		1,497,149,199
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%†
FNMA 15 Year, 7.50%, 1/01/15	994	999

[a]Government National Mortgage Association (GNMA) Adjustable Rate
0.7%
GNMA, 1.625% - 3.00%, 3/20/16 - 5/20/36	16,136,538	16,664,855

Government National Mortgage Association (GNMA) Fixed Rate 0.0%†
GNMA I SF 15 Year, 7.50%, 10/15/14	494	495

Total Mortgage-Backed Securities (Cost $1,952,897,921)		1,990,058,511

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
U.S. Government and Agency Securities 2.7%
U.S. Treasury Note,
1.375%, 11/30/15	30,000,000	30,451,170
4.125%, 5/15/15	15,000,000	15,474,900
4.25%, 8/15/15 - 10/31/15	14,000,000	14,418,084

Total U.S. Government and Agency Securities (Cost $60,216,917)		60,344,154
Total Investments before Short Term Investments (Cost $2,013,114,838)		2,050,402,665
	Shares

Short Term Investments 8.5%
Money Market Funds (Cost $112,491,201) 5.0%
[b,c]Institutional Fiduciary Trust Money Market Portfolio	112,491,201	112,491,201
	Principal Amount
Repurchase Agreements (Cost $76,943,187) 3.5%
dJoint Repurchase Agreement, 0.072%, 8/01/14 (Maturity Value $76,943,341)	76,943,187	76,943,187
BNP Paribas Securities Corp. (Maturity Value $8,675,362)
Credit Suisse Securities (USA) LLC (Maturity Value $10,844,395)
Deutsche Bank Securities Inc. (Maturity Value $30,746,559)
HSBC Securities (USA) Inc. (Maturity Value $18,218,644)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $8,458,381)
Collateralized by U.S. Government Agency Securities, 0.115% - 5.00%, 4/20/16 - 4/17/17;
[e]U.S. Treasury Bills, 8/07/14 - 5/28/15; U.S. Treasury Bonds, 4.375% - 9.875%, 11/15/15
- 5/15/41; U.S. Treasury Notes , 0.25% - 4.25%, 9/30/14 - 5/31/19; and U.S. Treasury Notes,
Index Linked, 0.125% - 2.50%, 4/15/16 - 1/15/18 (valued at $78,492,448)

Total Investments (Cost $2,202,549,227) 99.7%		2,239,837,053
Other Assets, less Liabilities 0.3%		7,675,802
Net Assets 100.0%		$2,247,512,855

† Rounds to less than 0.1% of net assets.
a The coupon rate shown represents the rate at period end.
b Non-income producing.
c The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
d Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2014, all repurchase agreements had been entered into on that date.
e The security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS
Selected Portfolio

SF - Single Family

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited)

Franklin Balanced Fund	Country	Shares	Value
Common Stocks 54.0%
Consumer Discretionary 7.6%
Comcast Corp., A	United States	500,000	$26,865,000
Ford Motor Co.	United States	1,600,000	27,232,000
General Motors Co.	United States	750,000	25,365,000
L Brands Inc.	United States	400,000	23,188,000
Lowe's Cos. Inc.	United States	398,000	19,044,300
McDonald's Corp.	United States	200,000	18,912,000
Starwood Hotels & Resorts Worldwide Inc.	United States	250,000	19,210,000
Target Corp.	United States	500,000	29,795,000
			189,611,300
Consumer Staples 2.0%
The Coca-Cola Co.	United States	400,000	15,716,000
PepsiCo Inc.	United States	265,000	23,346,500
The Procter & Gamble Co.	United States	140,000	10,824,800
			49,887,300
Energy 7.0%
BP PLC, ADR	United Kingdom	400,000	19,588,000
Chevron Corp.	United States	200,000	25,848,000
Exxon Mobil Corp.	United States	250,000	24,735,000
Kinder Morgan Inc.	United States	560,000	20,148,800
Royal Dutch Shell PLC, A, ADR	United Kingdom	200,000	16,366,000
Schlumberger Ltd.	United States	250,000	27,097,500
Transocean Ltd.	United States	350,000	14,119,000
The Williams Cos. Inc.	United States	500,000	28,315,000
			176,217,300
Financials 3.9%
Citigroup Inc.	United States	250,000	12,227,500
Digital Realty Trust Inc.	United States	300,000	19,317,000
JPMorgan Chase & Co.	United States	500,000	28,835,000
MetLife Inc.	United States	400,000	21,040,000
Wells Fargo & Co.	United States	300,000	15,270,000
			96,689,500
Health Care 4.1%
Eli Lilly & Co.	United States	425,000	25,950,500
Johnson & Johnson	United States	300,000	30,027,000
Pfizer Inc.	United States	700,000	20,090,000
Sanofi, ADR	France	500,000	26,135,000
			102,202,500
Industrials 7.8%
The Boeing Co.	United States	170,000	20,481,600
Caterpillar Inc.	United States	100,000	10,075,000
Deere & Co.	United States	300,010	25,533,851
Emerson Electric Co.	United States	225,000	14,321,250
General Electric Co.	United States	599,998	15,089,950
Lockheed Martin Corp.	United States	75,000	12,522,750
Northrop Grumman Corp.	United States	125,000	15,408,750
Raytheon Co.	United States	210,000	19,061,700
Republic Services Inc.	United States	700,000	26,551,000
United Parcel Service Inc., B	United States	250,000	24,272,500
Waste Management Inc.	United States	300,000	13,467,000
			196,785,351
Information Technology 7.4%
Analog Devices Inc.	United States	450,000	22,333,500
Apple Inc.	United States	385,238	36,817,196
Broadcom Corp., A	United States	286,148	10,948,022
Cisco Systems Inc.	United States	1,000,000	25,230,000
Intel Corp.	United States	600,000	20,334,000
Maxim Integrated Products Inc.	United States	650,000	19,051,500

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
QUALCOMM Inc.	United States	200,000	14,740,000
Texas Instruments Inc.	United States	500,000	23,125,000
Xilinx Inc.	United States	300,000	12,339,000
			184,918,218
Materials 7.5%
Agrium Inc.	Canada	200,000	18,216,000
Barrick Gold Corp.	Canada	384,480	6,951,398
BHP Billiton Ltd., ADR	Australia	300,000	21,327,000
The Dow Chemical Co.	United States	500,000	25,535,000
E. I. du Pont de Nemours and Co.	United States	275,000	17,685,250
Freeport-McMoRan Inc., B	United States	700,000	26,054,000
The Mosaic Co.	United States	568,742	26,224,694
Potash Corp. of Saskatchewan Inc.	Canada	450,000	15,970,500
Praxair Inc.	United States	100,000	12,814,000
Rio Tinto PLC, ADR	United Kingdom	300,000	17,187,000
			187,964,842
Telecommunication Services 2.5%
AT&T Inc.	United States	750,000	26,692,500
Verizon Communications Inc.	United States	600,000	30,252,000
Vodafone Group PLC, ADR	United Kingdom	163,636	5,435,988
			62,380,488
Utilities 4.2%
Duke Energy Corp.	United States	300,000	21,639,000
Hawaiian Electric Industries Inc.	United States	600,000	14,172,000
NextEra Energy Inc.	United States	100,000	9,389,000
Portland General Electric Co.	United States	300,000	9,579,000
The Southern Co.	United States	600,000	25,974,000
Xcel Energy Inc.	United States	800,000	24,640,000
			105,393,000
Total Common Stocks (Cost $1,201,253,215)			1,352,049,799
Equity-Linked Securities 5.5%
Consumer Staples 0.6%
[a]Wells Fargo & Co. into Whole Foods Market Inc., 7.00%, 144A	United States	400,000	15,268,000
Energy 0.6%
[a]Bank of America Corp. into Schlumberger Ltd., 6.00%, 144A	United States	155,000	15,159,000
Financials 0.8%
[a]Citigroup Inc. into Bank of America Corp., 6.00%, 144A	United States	578,000	8,745,140
[a]The Goldman Sachs Group Inc. into Citigroup Inc., 5.00%, 144A	United States	212,000	10,452,024
			19,197,164
Information Technology 1.5%
[a]Credit Suisse New York into Intel Corp., 6.00%, 144A	United States	800,000	23,168,000
[a]Morgan Stanley Inc. into Applied Materials Inc., 6.00%, 144A	United States	750,000	13,886,250
			37,054,250
Materials 2.0%
[a]Credit Suisse New York into LyondellBasell IndustriesNV, 6.00%, 144A	United States	272,000	27,792,960
[a]Morgan Stanley into Rio Tinto PLC, 7.50%, 144A	United Kingdom	260,000	14,895,400
[a]Wells Fargo & Co. into Freeport-McMoRan Inc., 7.50%, 144A	United States	192,000	7,176,960
			49,865,320
Total Equity-Linked Securities (Cost $128,250,040)			136,543,734
Convertible Preferred Stocks 5.1%
Energy 1.3%
[a]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	11,000	12,925,000
[a]Penn Virginia Corp., 6.00%, cvt. pfd., 144A	United States	75,000	7,537,500
Sanchez Energy Corp., 4.875%, cvt. pfd.	United States	60,000	4,755,000
Sanchez Energy Corp., 6.50%, cvt. pfd., B	United States	90,000	7,571,700
			32,789,200
Financials 1.3%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	12,901	14,900,655
MetLife Inc., 5.00%, cvt. pfd.	United States	100,000	3,026,000

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)

Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	12,500	15,125,000
			33,051,655
Industrials 0.2%
United Technologies Corp., 7.50%, cvt. pfd.	United States	93,800	5,564,216
Materials 0.3%
ArcelorMittal, 6.00%, cvt. pfd.	Luxembourg	200,000	4,586,000
Cliffs Natural Resources Inc., 7.00%, cvt. pfd.	United States	200,000	3,224,000
			7,810,000
Utilities 2.0%
Dominion Resources Inc., 6.125%, cvt. pfd., A	United States	350,000	19,390,000
Dominion Resources Inc., 6.375%, cvt. pfd., A	United States	138,900	7,042,230
Exelon Corp., 6.50%, cvt. pfd.	United States	100,000	4,910,000
NextEra Energy Inc., 5.599%, cvt. pfd.	United States	100,000	6,210,500
NextEra Energy Inc., 5.799%, cvt. pfd.	United States	200,000	10,666,000
			48,218,730
Total Convertible Preferred Stocks (Cost $114,994,519)			127,433,801
Preferred Stocks 0.4%
Financials 0.4%
Ally Financial Inc., 8.50%, pfd., A	United States	120,300	3,263,739
Citigroup Capital XIII, 8.75%, pfd.	United States	37,000	1,002,330
U.S. Bancorp, 6.00%, pfd., G	United States	180,000	4,919,400
Total Preferred Stocks (Cost $7,855,532)			9,185,469
		Principal Amount*
Convertible Bonds (Cost $25,000,000) 1.0%
Energy 1.0%
Cobalt International Energy Inc., cvt., senior bond, 3.125%, 5/15/24	United States	25,000,000	24,671,875
Corporate Bonds 27.2%
Consumer Discretionary 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 5.75%, 1/15/24	United States	10,000,000	9,950,000
DISH DBS Corp., senior note, 5.875%, 7/15/22	United States	3,000,000	3,142,500
Dollar General Corp., senior bond, 3.25%, 4/15/23	United States	15,000,000	14,298,810
Ford Motor Credit Co. LLC, senior note, 3.00%, 6/12/17	United States	6,000,000	6,232,626
[a]S.A.C.I. Falabella, senior note, 144A, 3.75%, 4/30/23	Chile	7,000,000	6,844,747
Trinity Acquisition PLC, senior note, 4.625%, 8/15/23	United Kingdom	7,000,000	7,285,810
			47,754,493
Consumer Staples 1.7%
[a]Cencosud SA, senior note, 144A, 4.875%, 1/20/23	Chile	7,000,000	6,983,235
Kraft Foods Group Inc., senior bond, 3.50%, 6/06/22	United States	10,000,000	10,193,430
Lorillard Tobacco Co., senior note, 2.30%, 8/21/17	United States	10,000,000	10,161,220
Mondelez International Inc., senior bond, 4.00%, 2/01/24	United States	15,000,000	15,602,190
			42,940,075
Energy 5.2%
Chesapeake Energy Corp., senior note, 5.375%, 6/15/21	United States	7,500,000	7,739,062
Ecopetrol SA, senior note, 5.875%, 9/18/23	Colombia	10,000,000	11,271,450
El Paso Pipeline Partners Operating Co. LLC, senior note, 4.30%, 5/01/24	United States	12,900,000	12,963,726
[a]Enable Midstream Partners LP, senior note, 144A, 3.90%, 5/15/24	United States	9,700,000	9,654,197
Energy Transfer Partners LP, senior bond, 3.60%, 2/01/23	United States	25,000,000	24,678,750
EOG Resources Inc., senior bond, 2.625%, 3/15/23	United States	5,500,000	5,264,193
[a]Gaz Capital SA (OJSC Gazprom), loan participation, senior note, 144A, 3.85%, 2/06/20	Russia	3,100,000	2,887,728
Offshore Group Investment Ltd., senior bond, first lien, 7.125%, 4/01/23	United States	4,600,000	4,565,500
Peabody Energy Corp., senior note, 6.25%, 11/15/21	United States	4,000,000	3,810,000
[a]Petrofac Ltd., senior note, 144A, 3.40%, 10/10/18	United Kingdom	3,000,000	3,100,695
Phillips 66, senior note, 1.95%, 3/05/15	United States	7,500,000	7,567,417
Plains Exploration & Production Co., senior note,
6.125%, 6/15/19	United States	1,846,000	2,053,675
6.50%, 11/15/20	United States	3,258,000	3,632,670
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	7,500,000	7,800,000
[a]senior secured note, first lien, 144A, 5.75%, 5/15/24	United States	13,200,000	13,414,500
Weatherford International Ltd., senior bond, 5.95%, 4/15/42	United States	4,000,000	4,536,504

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)

The Williams Cos. Inc., senior bond, 3.70%, 1/15/23	United States	5,000,000	4,752,435
			129,692,502
Financials 9.5%
[b]Bank of America Corp., M, junior sub. bond, 8.125% to 5/15/18, FRN thereafter,
Perpetual	United States	10,000,000	11,121,960
Capital One Bank USA NA,
senior note, 2.30%, 6/05/19	United States	14,000,000	13,957,482
sub. bond, 3.375%, 2/15/23	United States	5,000,000	4,900,580
Citigroup Inc.,
[b]M, junior sub. bond, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	9,100,000	9,175,084
sub. bond, 5.50%, 9/13/25	United States	10,000,000	11,019,380
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	15,000,000	14,455,500
[b]General Electric Capital Corp., junior sub. bond, 7.125% to 6/15/22, FRN thereafter,
Perpetual	United States	8,000,000	9,374,432
Healthcare Realty Trust Inc., senior note, 5.75%, 1/15/21	United States	5,000,000	5,653,675
Healthcare Trust of America Holdings LP, senior note, 3.375%, 7/15/21	United States	10,000,000	9,950,400
HSBC Finance Corp., senior sub. bond, 6.676%, 1/15/21	United States	2,000,000	2,386,702
[a,c]ING Bank NV, senior note, 144A, FRN, 1.873%, 9/25/15	Netherlands	5,000,000	5,081,175
[b]JPMorgan Chase & Co.,
1, junior sub. note, 7.90% to 4/30/19, FRN thereafter, Perpetual	United States	10,000,000	11,062,500
junior sub. bond, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	13,000,000	12,880,257
[a]Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	United States	7,100,000	7,722,862
[a]Mizuho Bank Ltd., senior note, 144A, 2.45%, 4/16/19	Japan	12,000,000	12,033,432
[b]PNC Financial Services Group Inc., junior sub. note, 4.85% to 6/01/23, FRN thereafter,
Perpetual	United States	12,000,000	11,430,000
Prologis LP, senior note, 4.25%, 8/15/23	United States	12,000,000	12,501,828
[a]Prudential Covered Trust, secured note, 144A, 2.997%, 9/30/15	United States	2,720,000	2,786,479
Prudential Financial Inc., junior sub. note, 5.875%, 9/15/42	United States	5,000,000	5,437,500
Realty Income Corp., senior bond, 3.875%, 7/15/24	United States	15,000,000	15,007,410
Royal Bank of Scotland Group PLC, sub. note,
6.125%, 12/15/22	United Kingdom	4,000,000	4,315,000
5.125%, 5/28/24	United Kingdom	10,400,000	10,387,000
Senior Housing Properties Trust, senior note, 6.75%, 12/15/21	United States	7,000,000	8,163,687
SLM Corp., senior note, 6.125%, 3/25/24	United States	15,000,000	14,681,250
U.S. Bank NA, sub. note, 3.778% to 4/29/18, FRN thereafter, 4/29/20	United States	4,500,000	4,605,336
[b]Wells Fargo & Co., S, junior sub. bond, 5.90% to 6/15/14, FRN thereafter, Perpetual	United States	7,900,000	8,271,300
			238,362,211
Health Care 2.1%
Celgene Corp., senior bond, 4.00%, 8/15/23	United States	10,000,000	10,409,020
Edwards Lifesciences Corp., senior note, 2.875%, 10/15/18	United States	10,000,000	10,165,610
HCA Inc., senior secured note, first lien, 5.00%, 3/15/24	United States	7,000,000	6,965,000
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	2,000,000	2,157,234
Thermo Fisher Scientific Inc., senior note, 2.40%, 2/01/19	United States	12,000,000	12,055,200
[a]Valeant Pharmaceuticals International Inc., senior note, 144A, 6.75%, 8/15/18	United States	10,400,000	10,894,000
			52,646,064
Industrials 1.0%
[a]Air Canada 2013-1A Pass Through Trust, first lien, 144A, 4.125%, 11/15/26	Canada	6,833,070	6,952,649
[a]Aviation Capital Group Corp., senior note, 144A, 3.875%, 9/27/16	United States	12,000,000	12,413,496
[a]Bombardier Inc., senior note, 144A, 6.00%, 10/15/22	Canada	5,000,000	4,906,250
			24,272,395
Information Technology 1.2%
[a]Freescale Semiconductor Inc.,
secured note, 144A, 5.00%, 5/15/21	United States	8,500,000	8,500,000
senior secured note, 144A, 6.00%, 1/15/22	United States	6,100,000	6,298,250
Oracle Corp., senior note, 2.50%, 10/15/22	United States	10,000,000	9,583,740
ViaSat Inc., senior note, 6.875%, 6/15/20	United States	5,000,000	5,400,000
			29,781,990
Materials 1.5%
[a]Alpek SA de CV, senior note, 144A, 4.50%, 11/20/22	Mexico	5,000,000	5,041,900
[a]Cemex SAB de CV, senior secured note, 144A, 6.50%, 12/10/19	Mexico	6,000,000	6,307,500
Crown Americas LLC/Crown Americas Capital Corp. IV, senior bond, 4.50%, 1/15/23	United States	5,000,000	4,750,000
Freeport-McMoRan Inc., senior bond, 3.875%, 3/15/23	United States	7,000,000	6,939,926
[a]Glencore Funding LLC, senior note, 144A, 4.125%, 5/30/23	Switzerland	10,000,000	9,989,770

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
Reliance Steel & Aluminum Co., senior note, 4.50%, 4/15/23	United States	4,000,000	4,107,916
			37,137,012
Telecommunication Services 1.4%
[a]SoftBank Corp., senior note, 144A, 4.50%, 4/15/20	Japan	10,000,000	10,037,500
Telefonica Emisiones SAU, senior note, 4.57%, 4/27/23	Spain	10,000,000	10,579,450
Verizon Communications Inc., senior bond, 6.55%, 9/15/43	United States	11,000,000	13,842,169
			34,459,119
Utilities 1.7%
[a]Calpine Corp., senior secured note, first lien, 144A, 6.00%, 1/15/22	United States	7,400,000	7,844,000
[a,b]EDF SA, sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	10,000,000	10,190,400
[a]Enogex LLC, senior note, 144A, 6.25%, 3/15/20	United States	5,000,000	5,473,315
[a]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	10,000,000	10,118,750
[a]NGL Energy Partners LP/NGL Energy Finance Corp., senior note, 144A, 6.875%,
10/15/21	United States	10,000,000	10,625,000
			44,251,465
Total Corporate Bonds (Cost $657,221,828)			681,297,326
[c]Senior Floating Rate Interests 0.6%
Energy 0.4%
Drillships Financing Holding Inc., Tranche B-1 Term Loan, 6.00%, 3/31/21	Marshall Islands	9,949,749	10,049,246
Information Technology 0.2%
First Data Corp., 2018 New Dollar Term Loan, 3.666%, 3/24/18	United States	5,000,000	4,955,210
Total Senior Floating Rate Interests (Cost $14,876,839)			15,004,456
Total Investments before Short Term Investments (Cost $2,149,451,973)			2,346,186,460

Short Term Investments 5.7%
U.S. Government and Agency Securities (Cost $10,599,845) 0.4%
[d,e]U.S. Treasury Bill, 8/21/14	United States	10,600,000	10,599,926
Total Investments before Money Market Funds (Cost $2,160,051,818)			2,356,786,386
		Shares
Money Market Funds (Cost $133,964,102) 5.3%
[f,g]Institutional Fiduciary Trust Money Market Portfolio	United States	133,964,102	133,964,102
Total Investments (Cost $2,294,015,920) 99.5%			2,490,750,488
Options Written (0.0)%†			(300,000)
Other Assets, less Liabilities 0.5%			11,956,849
Net Assets 100.0%			$2,502,407,337
		Number of Contracts
Options Written (Premiums received $244,794) (0.0)%†
Puts - Exchange-Traded
Information Technology (0.0)%†
Freescale Semiconductor Ltd., August Strike Price $20, Expires 8/16/14	United States	5,000	$(300,000)

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
July 31, 2014, the aggregate value of these securities was $353,108,064, representing 14.11% of net assets.
b Perpetual security with no stated maturity date.
c The coupon rate shown represents the rate at period end.
d The security is traded on a discount basis with no stated coupon rate.
e Security or a portion of the security has been pledged as collateral for written options contracts. At July 31, 2014, the value of this security pledged as collateral was
$10,501,926, representing 0.42% of net assets.
f Non-income producing.

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
[g] The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At July 31, 2014, the fund had the following forward exchange contracts outstanding. See Note 3.

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Swiss Franc	DBAB	Buy	3,806,375	$4,210,592	4/16/15	$-	$(11,880)
Swiss Franc	DBAB	Sell	3,806,375	4,285,011	4/16/15	86,299	-
Unrealized appreciation (depreciation)						86,299	(11,880)
Net unrealized appreciation (depreciation)						$74,419

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS
Counterparty

DBAB Deutsche Bank AG

Selected Portfolio

ADR American Depositary Receipt
FRN Floating Rate Note

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited)

Franklin Convertible Securities Fund	Country	Shares	Value
Common Stocks 9.8%
Consumer Discretionary 2.6%
General Motors Co.	United States	672,732	$22,751,796
The Goodyear Tire & Rubber Co.	United States	1,373,185	34,563,067
			57,314,863
Energy 0.9%
Apache Corp.	United States	199,823	20,513,829
Financials 2.5%
[a]Affiliated Managers Group Inc.	United States	132,553	26,411,185
The Hartford Financial Services Group Inc.	United States	403,764	13,792,578
Leucadia National Corp.	United States	169,991	4,200,478
MetLife Inc.	United States	189,378	9,961,283
			54,365,524
Industrials 1.7%
Nielsen NV	United States	327,543	15,103,008
[a]Swift Transportation Co.	United States	1,099,908	22,493,118
			37,596,126
Information Technology 0.4%
EMC Corp.	United States	297,925	8,729,203
Utilities 1.7%
CMS Energy Corp.	United States	490,788	14,198,497
PPL Corp.	United States	678,185	22,373,323
			36,571,820
Total Common Stocks (Cost $176,568,940)			215,091,365
Convertible Preferred Stocks 16.9%
Consumer Staples 2.9%
Post Holdings Inc., 5.25%, cvt. pfd.	United States	95,200	9,327,639
[b]Post Holdings Inc., 2.50%, cvt. pfd., 144A	United States	176,200	16,199,387
Tyson Foods Inc., 4.75%, cvt. pfd.	United States	800,000	38,880,000
			64,407,026
Energy 4.0%
[b]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	18,500	21,737,500
McDermott International Inc., 6.25%, cvt. pfd.	United States	960,000	25,680,000
Sanchez Energy Corp., 6.50%, 6.50%, cvt. pfd., B	United States	236,000	19,854,680
SandRidge Energy Inc., 7.00%, cvt. pfd.	United States	200,000	20,400,000
			87,672,180
Financials 1.2%
MetLife Inc., 5.00%, cvt. pfd.	United States	334,000	10,106,840
Wintrust Financial Corp., 5.00%, cvt. pfd.	United States	12,300	15,170,513
			25,277,353
Industrials 3.3%
Stanley Black & Decker Inc., 4.75%, cvt. pfd.	United States	297,600	39,030,240
United Technologies Corp., 7.50%, cvt. pfd.	United States	570,100	33,818,332
			72,848,572
Materials 1.0%
ArcelorMittal, 6.00%, cvt. pfd.	Luxembourg	395,000	9,057,350
Cliffs Natural Resources Inc., 7.00%, cvt. pfd.	United States	792,000	12,767,040
			21,824,390
Utilities 4.5%
Dominion Resources Inc., 6.00%, cvt. pfd., B	United States	310,000	17,180,200
Dominion Resources Inc., 6.125%, cvt. pfd., A	United States	220,000	12,188,000
Dominion Resources Inc., 6.375%, cvt. pfd., A	United States	185,200	9,389,640
Exelon Corp., 6.50%, cvt. pfd.	United States	500,000	24,550,000
The Laclede Group Inc., 6.75%, cvt. pfd.	United States	60,000	3,246,000
NextEra Energy Inc., 5.599%, cvt. pfd.	United States	400,000	24,842,000

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)

NextEra Energy Inc., 5.799%, cvt. pfd.	United States	164,000	8,746,120
			100,141,960
Total Convertible Preferred Stocks (Cost $351,970,737)			372,171,481
		Principal Amount*
Convertible Bonds 70.3%
Consumer Discretionary 14.9%
[b]Ctrip.com International Ltd., cvt., senior note, 144A, 1.25%, 10/15/18	China	19,200,000	21,095,040
[b]HomeAway Inc., cvt., senior note, 144A, 0.125%, 4/01/19	United States	36,500,000	35,838,437
Iconix Brand Group Inc., cvt., senior sub. note, 2.50%, 6/01/16	United States	30,190,000	43,247,175
[b]Jarden Corp., cvt., sub. bond, 144A, 1.125%, 3/15/34	United States	40,000,000	39,700,000
Liberty Interactive LLC, cvt., senior note, 0.75%, 3/30/43	United States	17,250,000	24,106,875
Liberty Interactive LLC into Motorola Solutions Inc., cvt., senior deb., 3.50%, 1/15/31	United States	8,000,000	4,545,000
[b]Liberty Media Corp., cvt., senior note, 144A, 1.375%, 10/15/23	United States	21,200,000	21,756,500
MGM Resorts International, cvt., senior note, 4.25%, 4/15/15	United States	29,000,000	43,119,375
Outerwall Inc., cvt., senior note, 4.00%, 9/01/14	United States	14,000,000	19,188,750
The Priceline Group Inc., cvt., senior note, 0.35%, 6/15/20	United States	30,000,000	36,150,000
Shutterfly Inc., cvt., 0.25%, 5/15/18	United States	37,465,000	39,033,847
			327,780,999
Energy 1.9%
Cobalt International Energy Inc., cvt.,
senior bond, 3.125%, 5/15/24	United States	25,000,000	24,671,875
senior note, 2.625%, 12/01/19	United States	19,900,000	17,711,000
[b,c]James River Coal Co., cvt., senior note, 144A, 10.00%, 6/01/18	United States	5,500,000	598,125
			42,981,000
Financials 2.1%
Forest City Enterprises Inc., cvt.,
A, senior note, 3.625%, 8/15/20	United States	13,000,000	13,576,875
senior note, 4.25%, 8/15/18	United States	20,000,000	22,350,000
[c]MF Global Holdings Ltd., cvt., senior note, 1.875%, 2/01/16	United States	25,000,000	11,500,000
			47,426,875
Health Care 13.5%
BioMarin Pharmaceutical Inc., cvt., senior sub. note,
0.75%, 10/15/18	United States	6,000,000	6,172,500
1.50%, 10/15/20	United States	34,200,000	36,102,375
Brookdale Senior Living Inc., cvt., senior note, 2.75%, 6/15/18	United States	26,200,000	35,828,500
Corsicanto Ltd., cvt., senior bond, 3.50%, 1/15/32	Ireland	12,500,000	10,456,250
Fluidigm Corp., cvt., senior bond, 2.75%, 2/01/34	United States	14,418,000	13,435,774
HeartWare International Inc., cvt., senior note, 3.50%, 12/15/17	United States	10,000,000	11,493,750
[b]Illumina Inc., senior bond, 144A, cvt., 0.50%, 6/15/21	United States	33,000,000	32,938,125
Mylan Inc., cvt., senior note, 3.75%, 9/15/15	United States	9,500,000	35,292,500
Omnicare Inc., cvt., senior sub. note, 3.50%, 2/15/44	United States	36,563,000	40,379,263
Pacira Pharmaceuticals Inc., cvt., senior note, 3.25%, 2/01/19	United States	5,880,000	22,046,325
Salix Pharmaceuticals Ltd., cvt., senior note, 2.75%, 5/15/15	United States	12,000,000	34,065,000
Spectranetics Corp., cvt., senior note, 2.625%, 6/01/34	United States	17,000,000	19,135,625
			297,345,987
Industrials 2.3%
The KEYW Holding Corp., cvt., senior note, 2.50%, 7/15/19	United States	20,000,000	21,252,000
[b]UTI Worldwide Inc., cvt., senior note, 144A, 4.50%, 3/01/19	United States	28,000,000	29,155,000
			50,407,000
Information Technology 32.8%
[c,d]BearingPoint Liquidating Trust	United States	14,000,000	—
Bottomline Technologies Inc., cvt., senior note, 1.50%, 12/01/17	United States	16,400,000	18,798,500
Concur Technologies Inc., cvt., senior note,
0.50%, 6/15/18	United States	19,700,000	21,867,000
[b] 144A, 2.50%, 4/15/15	United States	3,900,000	7,046,813
Electronic Arts Inc., cvt., senior note, 0.75%, 7/15/16	United States	34,600,000	41,995,750
Intel Corp., cvt.,
junior sub., 3.25%, 8/01/39	United States	8,000,000	13,270,040
[b] junior sub. bond, 144A, 2.95%, 12/15/35	United States	19,000,000	24,343,750
junior sub. deb., 2.95%, 12/15/35	United States	2,000,000	2,562,500
[b]JDS Uniphase Corp., cvt., 144A, 0.625%, 8/15/33	United States	39,900,000	40,199,250
[b]MercadoLibre Inc., cvt., senior note, 144A, 2.25%, 7/01/19	Argentina	5,000,000	5,138,350

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
[b]Microchip Technology Inc., cvt., junior sub. note, 144A, 2.125%, 12/15/37	United States	20,000,000	35,400,000
Micron Technology Inc., cvt., senior bond, 2.125%, 2/15/33	United States	19,800,000	56,095,875
NetSuite Inc., cvt., senior note, 0.25%, 6/01/18	United States	36,300,000	37,003,312
Novellus Systems Inc., cvt., senior note, 2.625%, 5/15/41	United States	22,600,000	47,304,625
Nuance Communications Inc., cvt.,
senior bond, 2.75%, 8/15/27	United States	4,990,000	5,117,869
senior note, 2.75%, 11/01/31	United States	13,400,000	13,400,000
[b]Palo Alto Networks Inc., cvt., senior note, 144A, zero cpn., 7/01/19	United States	32,500,000	33,150,000
[b]Proofpoint Inc., cvt., senior note, 144A, 1.25%, 12/15/18	United States	18,075,000	20,831,438
Salesforce.com Inc., cvt., senior note, 0.25%, 4/01/18	United States	30,200,000	33,597,500
[b]SanDisk Corp., cvt., senior note, 144A, 0.50%, 10/15/20	United States	33,000,000	38,548,125
[b]ServiceNow Inc., cvt., senior note, 144A, zero cpn., 11/01/18	United States	31,500,000	33,980,625
[b]Sunpower Corp., cvt., senior note, 144A, 0.875%, 6/01/21	United States	6,000,000	6,783,750
Take-Two Interactive Software Inc., cvt., senior note, 1.00%, 7/01/18	United States	16,400,000	20,161,750
[b]Trulia Inc., cvt., senior note, 144A, 2.75%, 12/15/20	United States	32,000,000	57,980,000
[b]VeriSign Inc., cvt., junior sub. bond, 144A, 3.25%, 8/15/37	United States	14,000,000	23,170,000
Xilinx Inc., cvt., senior note, 2.625%, 6/15/17	United States	19,270,000	28,423,250
[b]Yahoo! Inc., cvt., 144A, zero cpn., 12/01/18	United States	35,100,000	35,560,687
[b]Yandex NV, cvt., senior note, 144A, 1.125%, 12/15/18	Russia	23,900,000	21,644,437
			723,375,196
Materials 2.8%
[b]B2Gold Corp., cvt., senior sub. note, 144A, 3.25%, 10/01/18	Canada	15,400,000	15,919,750
Cemex SAB de CV, cvt., sub. note, 3.75%, 3/15/18	Mexico	24,000,000	34,662,720
Kaiser Aluminum Corp., cvt., senior note, 4.50%, 4/01/15	United States	4,000,000	6,524,000
Molycorp Inc., cvt., senior note, 5.50%, 2/01/18	United States	7,360,000	4,558,600
			61,665,070
Total Convertible Bonds (Cost $1,302,963,625)			1,550,982,127
		Shares
Escrows and Litigation Trusts (Cost $22,362) 0.0%†
[a]Motors Liquidation Co., Escrow Account, cvt. pfd., D	United States	376,200	3,762
Total Investments before Short Term Investments (Cost $1,831,525,664)			2,138,248,735

Short Term Investments (Cost $99,150,195) 4.5%
Money Market Funds 4.5%
[a,e]Institutional Fiduciary Trust Money Market Portfolio	United States	99,150,195	99,150,195
Total Investments (Cost $1,930,675,860) 101.5%			2,237,398,930

Other Assets, less Liabilities (1.5)%			(32,208,105)
Net Assets 100.0%			$2,205,190,825

* The principal amount is stated in U.S. dollars unless otherwise indicated.
† Rounds to less than 0.1% of net assets.
a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
July 31, 2014, the aggregate value of these securities was $618,715,089, representing 28.06% of net assets.
c Defaulted security or security for which income has been deemed uncollectible.
d See Note 6 regarding restricted securities.
e The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited)

Franklin Equity Income Fund	Country	Shares	Value
Common Stocks 90.9%
Consumer Discretionary 14.9%
Ford Motor Co.	United States	2,440,200	$41,532,204
General Motors Co.	United States	231,564	7,831,494
L Brands Inc.	United States	622,200	36,068,934
Lowe's Cos. Inc.	United States	600,000	28,710,000
McDonald's Corp.	United States	398,900	37,719,984
NIKE Inc., B	United States	458,000	35,325,540
Starwood Hotels & Resorts Worldwide Inc.	United States	515,200	39,587,968
Target Corp.	United States	571,500	34,055,685
Wynn Resorts Ltd.	United States	175,600	37,437,920
			298,269,729
Consumer Staples 7.4%
Diageo PLC, ADR	United Kingdom	284,000	34,142,480
Mead Johnson Nutrition Co., A	United States	331,900	30,348,936
Nestle SA	Switzerland	335,000	24,897,403
PepsiCo Inc.	United States	448,900	39,548,090
The Procter & Gamble Co.	United States	237,700	18,378,964
			147,315,873
Energy 6.0%
BP PLC, ADR	United Kingdom	391,271	19,160,541
Chevron Corp.	United States	172,400	22,280,976
Exxon Mobil Corp.	United States	367,234	36,334,132
Royal Dutch Shell PLC, A, ADR	United Kingdom	512,000	41,896,960
			119,672,609
Financials 12.4%
Aflac Inc.	United States	536,200	32,032,588
Bank of America Corp.	United States	974,700	14,864,175
BlackRock Inc.	United States	129,700	39,523,481
JPMorgan Chase & Co.	United States	691,500	39,878,805
Marsh & McLennan Cos. Inc.	United States	497,700	25,268,229
MetLife Inc.	United States	494,368	26,003,757
T. Rowe Price Group Inc.	United States	450,500	34,985,830
Wells Fargo & Co.	United States	725,000	36,902,500
			249,459,365
Health Care 9.3%
Bristol-Myers Squibb Co.	United States	298,700	15,120,194
Eli Lilly & Co.	United States	566,400	34,584,384
Johnson & Johnson	United States	332,000	33,229,880
Pfizer Inc.	United States	979,300	28,105,910
Roche Holding AG	Switzerland	139,000	40,481,131
Sanofi, ADR	France	659,200	34,456,384
			185,977,883
Industrials 14.0%
The Boeing Co.	United States	218,200	26,288,736
Caterpillar Inc.	United States	327,900	33,035,925
Emerson Electric Co.	United States	569,000	36,216,850
General Electric Co.	United States	1,228,500	30,896,775
Honeywell International Inc.	United States	393,800	36,162,654
Lockheed Martin Corp.	United States	254,900	42,560,653
Republic Services Inc.	United States	1,216,500	46,141,845
United Parcel Service Inc., B	United States	306,600	29,767,794
			281,071,232
Information Technology 13.0%
CA Inc.	United States	1,144,700	33,058,936
Cisco Systems Inc.	United States	1,665,333	42,016,352
Intel Corp.	United States	1,336,100	45,280,429
Maxim Integrated Products Inc.	United States	1,226,000	35,934,060
Microsoft Corp.	United States	1,034,100	44,631,756

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
Paychex Inc.	United States	629,100	25,799,391
Seagate Technology PLC	United States	585,200	34,292,720
			261,013,644
Materials 6.2%
BHP Billiton PLC	United Kingdom	842,500	28,737,663
The Dow Chemical Co.	United States	814,400	41,591,408
Freeport-McMoRan Inc., B	United States	633,906	23,593,981
Potash Corp. of Saskatchewan Inc.	Canada	858,600	30,471,714
			124,394,766
Telecommunication Services 2.0%
Verizon Communications Inc.	United States	810,271	40,853,864
Utilities 5.7%
Dominion Resources Inc.	United States	391,100	26,454,004
Duke Energy Corp.	United States	419,690	30,272,240
PG&E Corp.	United States	809,900	36,178,233
Xcel Energy Inc.	United States	673,500	20,743,800
			113,648,277
Total Common Stocks (Cost $1,419,817,368)			1,821,677,242
Equity-Linked Securities (Cost $34,171,000) 1.6%
Consumer Discretionary 1.6%
[a]Barclays Bank PLC into Amazon.com Inc., 3.00%, 144A	United States	100,000	31,648,000
Convertible Preferred Stocks 5.9%
Energy 0.9%
[a]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	16,000	18,800,000
Financials 1.5%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	18,000	20,790,000
MetLife Inc., 5.00%, cvt. pfd.	United States	310,000	9,380,600
			30,170,600
Industrials 2.0%
Genesee & Wyoming Inc., 5.00%, cvt. pfd.	United States	68,800	8,903,408
Stanley Black & Decker Inc., 6.25%, cvt., pfd.	United States	279,000	31,638,600
			40,542,008
Utilities 1.5%
NextEra Energy Inc., 5.799%, cvt. pfd.	United States	370,000	19,732,100
NextEra Energy Inc., 5.889%, cvt. pfd.	United States	154,000	9,273,880
			29,005,980
Total Convertible Preferred Stocks (Cost $97,647,313)			118,518,588
Total Investments before Short Term Investments (Cost $1,551,635,681)			1,971,843,830

Short Term Investments (Cost $30,215,938) 1.5%
Money Market Funds 1.5%
[b,c]Institutional Fiduciary Trust Money Market Portfolio	United States	30,215,938	30,215,938
Total Investments (Cost $1,581,851,619) 99.9%			2,002,059,768
Other Assets, less Liabilities 0.1%			1,177,434
Net Assets 100.0%			$2,003,237,202

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
July 31, 2014, the aggregate value of these securities was $50,448,000, representing 2.52% of net assets.
b Non-income producing.
c The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited)

Franklin Floating Rate Daily Access Fund	Country	Shares	Value
Common Stocks 0.0%†
Broadcasting 0.0%†
[a]Cumulus Media Inc.	United States	5,725	$29,655
Health Care Distributors 0.0%
[a,b]RoTech Medical Corp.	United States	26,267	—
Total Common Stocks (Cost $35,896)			29,655
		Principal Amount*
[c]Senior Floating Rate Interests 89.7%
Aerospace & Defense 3.4%
AWAS Finance Luxembourg 2012 SA, Term Loan, 3.50%, 7/16/18	Luxembourg	$3,983,865	3,988,845
AWAS Finance Luxembourg SA, Loans, 3.50%, 6/10/16	Ireland	7,914,575	7,924,468
CAMP International Holding Co.,
2013 Replacement Term Loan, 4.75%, 5/31/19	United States	24,518,825	24,641,420
Second Lien 2013 Replacement Term Loan, 8.25%, 11/30/19	United States	7,995,636	8,108,911
Delos Finance S.A.R.L. (ILFC), Loans, 3.50%, 3/06/21	Luxembourg	14,700,000	14,697,369
Doncasters U.S. Finance LLC,
[d] Second Lien Term Loan, 9.50%, 10/09/20	United States	10,788,940	10,984,489
Term B Loans, 4.50%, 4/09/20	United States	16,558,154	16,611,620
[e]Erickson Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	810,222	724,189
Flying Fortress Inc. (ILFC), New Loan, 3.50%, 6/30/17	United States	6,933,333	6,935,504
Fly Funding II S.A.R.L., Loans, 4.50%, 8/09/19	Luxembourg	21,610,486	21,799,578
TransDigm Inc.,
Tranche C Term Loan, 3.75%, 2/28/20	United States	55,629,897	55,371,607
Tranche D Term Loan, 3.75%, 6/04/21	United States	12,440,000	12,334,260
			184,122,260
Agricultural Products 0.0%†
Allflex Holdings III Inc., Second Lien Initial Term Loan, 8.00%, 7/17/21	United States	2,287,774	2,311,368
Airlines 1.0%
Air Canada, Term Loan, 5.50%, 9/26/19	Canada	16,521,818	16,831,602
American Airlines Inc., Class B Term Loan, 3.75%, 6/27/19	United States	39,139,712	39,234,078
			56,065,680
Aluminum 0.2%
Novelis Inc., Term Loan, 3.75%, 3/10/17	Canada	9,650,261	9,665,895
Apparel Retail 0.4%
The Men's Wearhouse Inc., Tranche B Term Loan, 4.50%, 6/18/21	United States	20,845,000	21,040,297
Apparel, Accessories & Luxury Goods 0.7%
[d]Visant Corp. (Jostens), New Loan, 5.25%, 12/22/16	United States	40,900,000	40,797,750
Application Software 0.2%
CCC Information Services Inc., Term Loan, 4.00%, 12/20/19	United States	10,096,867	10,098,886
Auto Parts & Equipment 4.5%
Affinia Group Inc., Tranche B-2 Term Loan, 4.75%, 4/25/20	United States	24,298,081	24,419,571
ASP HHI Acquisition Co. Inc., Refinancing Term Loan, 5.00%, 10/05/18	United States	11,906,002	11,976,700
August LuxUK Holding Co.,
[d] First Lien Term Loan, 6.25%, 4/27/18	Luxembourg	1,706,068	1,720,996
Lux Term B-1 Loan, 5.00%, 4/27/18	Luxembourg	5,323,454	5,370,034
August U.S. Holding Co. Inc.,
[d] First Term Loan, 6.25%, 4/27/18	United States	513,208	517,698
U.S. Term B-1 Loan, 5.00%, 4/27/18	United States	7,843,114	7,911,741
CS Intermediate HoldCo 2 LLC, Term Loans, 4.00%, 4/04/21	United States	11,550,000	11,535,563
Federal-Mogul Holdings Corp., Tranche C Term Loans, 4.75%, 4/15/21	United States	35,800,000	35,826,850
FRAM Group Holdings Inc. (Autoparts Holdings), Term Loan, 6.50%, 7/29/17	United States	11,658,646	11,702,366
[d]Gates Global LLC, Initial Dollar Term Loans, 5.50%, 7/03/21	United States	10,975,231	10,919,379
[d]Grede Holdings LLC, Initial Term Loan, 4.75%, 6/02/21	United States	23,750,113	23,878,767
Henniges Automotive Holdings Inc., Term Loans, 6.00%, 6/12/21	United States	20,356,441	20,636,343
Key Safety Systems Inc., Initial Term Loan, 4.75%, 5/10/18	United States	3,998,597	4,016,091
[d]TI Group Automotive Systems LLC, Term Loan, 4.25%, 7/02/21	United States	27,320,000	27,379,776
Tower Automotive Holdings USA LLC, Initial Term Loan, 4.00%, 4/23/20	United States	25,439,631	25,360,132
UCI International Inc., Term Loan, 5.50%, 7/26/17	United States	11,577,917	11,616,506

Quarterly Statement of Investments. | See Notes to Statements of Investments.

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)

Veyance Technologies Inc. (Goodyear), Term Loan, 5.25%, 9/08/17	United States	11,496,571	11,519,852
			246,308,365
Biotechnology 0.2%
Alkermes Inc., 2019 Term Loan, 3.50%, 9/25/19	Ireland	10,674,530	10,663,407
Broadcasting 5.0%
Clear Channel Communications Inc.,
Tranche C Term Loan, 3.805%, 1/29/16	United States	101,504	100,489
Tranche D Term Loan, 6.905%, 1/30/19	United States	23,889,566	23,513,807
Tranche E Term Loan, 7.655%, 7/30/19	United States	25,971,493	25,985,414
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	41,032,879	41,168,452
Entercom Radio LLC, Term Loan B-2, 4.00% - 5.25%, 11/23/18	United States	6,858,026	6,878,600
Grande Communications Networks LLC, Initial Term Loan, 4.50%, 5/31/20	United States	17,237,853	17,280,947
Gray Television Inc., Term Loan B, 3.75%, 6/13/21	United States	19,682,475	19,716,309
Media General Inc., Term B Loan, 4.25%, 7/31/20	United States	29,231,311	29,381,852
Mission Broadcasting Inc., Term B-2 Loan, 3.75%, 10/01/20	United States	6,496,903	6,509,084
Nexstar Broadcasting Inc., Term B-2 Loan, 3.75%, 10/01/20	United States	7,367,590	7,381,404
Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	35,142,716	35,669,857
Raycom TV Broadcasting LLC, Tranche B Term Loan, 4.25%, 5/31/17	United States	17,884,840	17,884,840
Univision Communications Inc.,
First-Lien Term Loan, Add-on, 4.00%, 3/01/20	United States	6,059,205	6,027,394
Replacement First-Lien Term Loan, 4.00%, 3/01/20	United States	35,734,833	35,556,159
			273,054,608
Building Products 0.7%
NCI Building Systems Inc., Tranche B Term Loan, 4.25%, 6/24/19	United States	8,379,116	8,388,282
Quikrete Holdings Inc.,
First Lien Initial Loan, 4.00%, 9/26/20	United States	26,937,138	26,978,029
Second Lien Initial Loan, 7.00%, 3/26/21	United States	2,448,462	2,503,552
			37,869,863
Cable & Satellite 0.3%
Virgin Media Bristol LLC, B Facility, 3.50%, 6/07/20	United States	17,260,000	17,123,801
Casinos & Gaming 4.4%
Boyd Gaming Corp., Term B Loan, 4.00%, 8/14/20	United States	19,984,611	20,029,157
[d]Caesars Entertainment Resort Properties LLC, Term B Loans, 7.00%, 10/11/20	United States	55,187,852	55,403,415
Cannery Casino Resorts LLC, Term Loan, 6.00%, 10/02/18	United States	27,348,774	27,531,109
[d]CCM Merger Inc. (MotorCity Casino),
Term Loan, 6.00%, 3/01/17	United States	13,673,910	13,691,003
Term Loan B, 5.75%, 8/08/21	United States	13,660,405	13,555,083
CityCenter Holdings LLC, Term B Loan, 4.25%, 10/16/20	United States	24,877,482	24,970,773
[d]ROC Finance LLC, Funded Term B Loans, 5.00%, 4/08/19	United States	32,933,858	32,275,181
Scientific Games International Inc., Term Loan B, 4.25%, 10/18/20	United States	36,218,000	35,755,569
Tropicana Entertainment Inc., Term Loans, 4.00%, 11/27/20	United States	15,939,550	15,959,474
			239,170,764
Coal & Consumable Fuels 1.1%
Bowie Resource Holdings LLC, 1st Lien Initial Term Loan, 6.75%, 8/16/20	United States	4,882,602	4,919,222
Foresight Energy LLC, Term Loans, 5.50%, 8/23/20	United States	15,014,465	15,164,610
Peabody Energy Corp., Term Loan, 4.25%, 9/24/20	United States	41,612,366	41,645,822
			61,729,654
Commodity Chemicals 0.8%
AI Chem & CY U.S. Acquico Inc.,
Tranche B-1 Term Loan, 4.50%, 10/03/19	Luxembourg	2,939,482	2,946,831
Tranche B-2 Term Loan, 4.50%, 10/03/19	Luxembourg	1,525,156	1,528,969
Allnex USA Inc., 2nd Lien Term Loan, 8.25%, 4/03/20	Luxembourg	1,286,089	1,315,026
[d]Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	33,347,934	33,525,111
[d]Tronox Pigments (Netherlands) BV, Term Loan, 4.00%, 3/19/20	Netherlands	4,565,217	4,571,399
			43,887,336
Communications Equipment 1.1%
Alcatel-Lucent USA Inc., US Term Loan C (TLC), 4.50%, 1/30/19	France	33,279,211	33,303,471
[d]CIENA Corp., Term Loan, 5.25%, 7/15/19	United States	13,940,079	13,944,442
Presidio Inc., Term Loan, 5.00%, 3/31/17	United States	2,358,823	2,371,601

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)

Telesat Canada/Telesat LLC, U.S. Term B-2 Loan, 3.50%, 3/28/19	Canada	10,938,711	10,916,779
			60,536,293
Computer & Electronics Retail 0.6%
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%, 3/31/19	United States	33,226,725	32,935,592
Construction Machinery & Heavy Trucks 0.6%
Allison Transmission Inc., Term B-3 Loans, 3.75%, 8/23/19	United States	22,588,831	22,624,137
Doosan Infracore International and Doosan Holdings Europe, Tranche B Term Loan,
4.50%, 5/28/21	United States	11,350,000	11,411,381
			34,035,518
Data Processing & Outsourced Services 2.7%
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	89,857,628	88,640,776
Safenet Inc.,
First Lien Initial Term Loan, 5.50%, 2/24/20	United States	11,700,675	11,759,178
Second Lien Initial Term Loan, 8.50%, 3/05/21	United States	5,632,940	5,689,269
SunGard Data Systems Inc., Tranche E Term Loan, 4.00%, 3/08/20	United States	5,698,803	5,718,356
Vantiv LLC (Fifth Third Processing), Term B Loan, 3.75%, 6/13/21	United States	18,260,000	18,351,300
Worldpay U.S. Inc.,
Additional Term Facility, 4.50%, 11/30/19	United States	3,453,900	3,471,170
Facility B2A-II Loan, 5.25%, 11/30/19	United States	6,910,000	6,959,669
Facility C2 Loan, 4.75%, 11/30/19	United States	8,760,000	8,822,967
			149,412,685
Department Stores 0.5%
Hudson's Bay Co., First Lien Initial Term Loan, 4.75%, 11/04/20	Canada	14,817,000	14,955,910
Sears Roebuck Acceptance Corp., Term Loan, 5.50%, 6/30/18	United States	11,845,462	11,885,440
			26,841,350
Distributors 0.1%
American Builders & Contractors Supply Co. Inc., Term B Loans, 3.50%, 4/16/20	United States	5,162,889	5,139,898
Diversified Chemicals 2.8%
Arysta Lifescience SPC LLC,
Initial Term Loan, 4.50%, 5/29/20	United States	28,744,451	28,756,437
Second Lien Initial Term Loan, 8.25%, 11/30/20	United States	38,447,797	39,000,484
Ineos U.S. Finance LLC, Dollar Term Loan, 3.75%, 5/04/18	United States	15,551,305	15,497,156
OCI Beaumont LLC, Term B-3 Loan, 5.00%, 8/20/19	United States	19,254,959	19,519,715
OXEA GmbH,
First Lien Tranche B-2 Term Loan, 4.25%, 1/15/20	Luxembourg	8,942,425	8,948,014
[d] Second Lien Term Loan, 8.25%, 7/15/20	Luxembourg	40,515,474	40,920,629
			152,642,435
Diversified Metals & Mining 1.3%
Atkore International Inc.,
Initial Term Loan, 4.50%, 4/09/21	United States	9,790,000	9,781,845
Second Lien Initial Term Loan, 7.75%, 10/09/21	United States	12,510,459	12,494,821
FMG America Finance Inc. (Fortescue Metals Group), Loans, 3.75%, 6/30/19	United States	49,818,705	49,734,661
			72,011,327
Diversified Support Services 1.4%
Acosta Inc., Term Loan B, 4.25%, 3/01/18	United States	13,292,567	13,321,651
AlixPartners LLP,
2014 Jan Replacement Term B2 Loans, 4.00%, 7/10/20	United States	21,902,102	21,915,791
Second Lien 2013 Recapitalization Term Loan, 9.00%, 7/10/21	United States	11,548,950	11,736,620
Interactive Data Corp., Term Loan, 4.75%, 5/02/21	United States	27,866,197	28,014,250
			74,988,312
Drug Retail 0.1%
Rite Aid Corp.,
Tranche 1 Term Loan, 5.75%, 8/21/20	United States	2,780,000	2,838,380
Tranche 2 Term Loan, 4.875%, 6/21/21	United States	4,740,000	4,794,809
			7,633,189
Electric Utilities 0.5%
Alinta Energy Finance Pty. Ltd., Term B Loans, 6.375%, 8/13/19	Australia	25,424,948	25,782,499
Electrical Components & Equipment 0.1%
Wesco Distribution Inc., Tranche B-1 Loan, 3.75%, 12/12/19	United States	6,260,732	6,276,384

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
Electronic Equipment & Instruments 0.0%†
Oberthur Technologies of America Corp., Tranche B-2 Term Loan, 4.50%, 10/18/19	France	1,314,196	1,319,518
Food Distributors 1.1%
AdvancePierre Foods Inc.,
Loans, 5.75%, 7/10/17	United States	8,756,600	8,785,786
Second Lien Term Loan, 9.50%, 10/10/17	United States	30,860,081	30,050,004
U.S. Foods Inc., Term Loan, 4.50%, 3/31/19	United States	19,800,000	19,812,375
			58,648,165
Food Retail 0.1%
Pantry Inc., Term Loan, 4.75%, 8/03/19	United States	3,129,374	3,148,932
Forest Products 1.0%
Appvion Inc., Term Loan, 5.75%, 6/28/19	United States	20,505,406	20,723,276
[d]Caraustar Industries Inc., Initial Term Loan, 7.50%, 5/01/19	United States	31,144,023	31,468,450
			52,191,726
Health Care Equipment 1.3%
Biomet Inc., Dollar Term B-2 Loan, 3.65% - 3.733%, 7/25/17	United States	19,810,582	19,821,419
Carestream Health Inc.,
Second Lien Loan, 9.50%, 12/07/19	United States	16,729,461	17,060,570
Term Loan, 5.00%, 6/07/19	United States	15,849,189	15,893,059
Kinetic Concepts Inc., Dollar Term E-1 Loan, 4.00%, 5/04/18	United States	18,114,048	18,133,393
			70,908,441
Health Care Facilities 1.9%
[d]Amsurg Corp., Initial Term Loan, 5.25%, 7/16/21	United States	8,460,000	8,468,815
Community Health Systems Inc.,
2017 Term E Loan, 3.478%, 1/25/17	United States	5,381,422	5,391,916
2021 Term D Loan, 4.25%, 1/27/21	United States	52,409,434	52,605,970
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18	United States	28,138,182	28,239,311
United Surgical Partners International Inc.,
Extended Term Loan, 4.25%, 4/03/17	United States	5,261,527	5,277,969
New Tranche B Term Loan, 4.75%, 4/03/19	United States	5,083,932	5,099,819
			105,083,800
Health Care Services 5.0%
Connolly LLC,
2nd Lien Initial Term Loan, 8.00%, 5/14/22	United States	21,642,500	22,021,244
Initial Term Loan, 5.00%, 5/14/21	United States	20,840,000	21,009,325
DaVita HealthCare Partners Inc., Tranche B Term Loan, 3.50%, 6/24/21	United States	32,701,188	32,692,424
Dialysis Newco Inc.,
Second Lien Term Loan B, 7.75%, 10/22/21	United States	3,806,667	3,820,942
Term Loan B, 4.75%, 4/23/21	United States	15,651,939	15,710,634
Envision Healthcare Corp. (Emergency Medical), Initial Term Loan, 4.00%, 5/25/18	United States	14,757,345	14,781,946
Millennium Laboratories LLC, Tranche B Term Loan, 5.25%, 4/16/21	United States	52,561,250	52,736,016
National Mentor Holdings Inc., Initial Tranche B Term Loan, 4.75%, 1/31/21	United States	27,350,312	27,475,658
Surgery Centers Holdings Inc.,
First Lien Term Loan, 6.00%, 4/11/19	United States	11,272,202	11,272,202
Incremental Second Lien Term Loan, 9.75%, 4/10/20	United States	3,140,000	3,202,800
Second Lien Term Loan, 9.75%, 9/15/21	United States	12,120,000	12,074,550
Term Loan, 6.50%, 9/15/20	United States	11,670,000	11,713,762
U.S. Renal Care Inc.,
Incremental Tranche B-1 Term Loan (Second Lien), 8.50%, 1/03/20	United States	1,165,714	1,177,371
Tranche B-2 Term Loan, 4.25%, 7/03/19	United States	45,225,417	45,183,041
			274,871,915
Health Care Supplies 0.2%
Alere Inc., B Term Loan, 4.25%, 6/30/17	United States	11,382,346	11,420,762
Health Care Technology 0.5%
[d]Truven Health Analytics Inc., New Tranche B Term Loan, 4.50%, 6/06/19	United States	27,913,675	27,861,337
Home Improvement Retail 0.4%
Harbor Freight Tools USA Inc., Loans, 4.75%, 7/26/19	United States	24,291,427	24,434,139
Hotels, Resorts & Cruise Lines 0.6%
Diamond Resorts Corp., Term Loans, 5.50%, 5/09/21	United States	12,897,745	12,986,417
Four Seasons Holdings Inc., Second Lien Term Loan, 6.25%, 12/27/20	Canada	4,431,690	4,481,547

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)

Station Casinos LLC, B Term Loan, 4.25%, 3/01/20	United States	17,433,737	17,455,529
			34,923,493
Household Products 1.2%
[d]Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	65,879,314	63,902,934
Independent Power Producers & Energy Traders 0.7%
Calpine Corp.,
Term Loan, 4.00%, 4/01/18	United States	9,829,372	9,865,003
Term Loan B4, 4.00%, 10/31/20	United States	19,629,840	19,680,152
Term Loans, 4.00%, 10/09/19	United States	2,564,325	2,571,056
Dynegy Inc., Initial Tranche B-2 Term Loan, 4.00%, 4/23/20	United States	4,878,841	4,883,418
			36,999,629
Industrial Conglomerates 0.8%
[d]Ina Beteiligungsgesellschaft mbh (Schaeffler), Facility E, 3.75%, 5/15/20	Germany	31,000,000	31,073,191
Mirion Technologies Inc., Term Loan, 5.75%, 3/30/18	United States	7,524,546	7,543,358
Unifrax I LLC, New Term Dollar Loans, 4.25%, 11/28/18	United States	6,085,729	6,087,633
			44,704,182
Industrial Machinery 3.2%
Alfred Fueling Systems Inc. (Wayne Fueling),
First Lien Initial Term Loan, 4.75%, 6/20/21	United States	16,280,000	16,300,350
[d] Second Lien Initial Term Loan, 8.50%, 6/20/22	United States	23,842,353	23,872,156
Douglas Dynamics LLC, Term Loan, 5.75%, 4/18/18	United States	4,349,655	4,352,265
[d] Husky Injection Molding Systems Ltd., Term Loan, 4.25%, 6/30/21	United States	19,128,375	19,197,122
Milacron LLC, Term B Loan, 4.00%, 3/28/20	United States	13,941,250	13,936,901
Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17	United States	18,117,567	18,332,713
[d] Onsite Rental Group Pty Ltd., Term Loan B, 6.75%, 7/30/21	Australia	23,300,000	22,950,500
RBS Global Inc. (Rexnord), Term B Loan, 4.00%, 8/21/20	United States	19,894,550	19,880,743
Sensus USA Inc.,
First Lien Term Loan, 4.75%, 5/09/17	United States	14,514,475	14,568,904
Second Lien Term Loan, 8.50%, 5/09/18	United States	14,314,541	14,395,061
WireCo Worldgroup Inc., Term Loan, 6.00%, 2/15/17	United States	5,853,000	5,906,654
			173,693,369
Insurance Brokers 0.3%
HUB International Ltd., Initial Term Loan, 4.25%, 10/02/20	United States	17,305,210	17,282,038
Integrated Telecommunication Services 1.6%
Genesys Telecom Holdings U.S. Inc., Dollar Term Loan, 4.00%, 2/08/20	United States	8,721,486	8,666,977
Integra Telecom Holdings Inc.,
First Lien Term Loan, 5.25%, 2/22/19	United States	6,695,250	6,736,258
Second Lien Initial Loan, 9.75%, 2/24/20	United States	8,213,247	8,393,939
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	14,207,201	14,207,201
LTS Buyer LLC,
First Lien Term B Loan, 4.00%, 4/11/20	United States	7,137,400	7,121,741
Second Lien Initial Loan, 8.00%, 4/11/21	United States	7,417,489	7,516,387
Zayo Group LLC, Term Loan, 4.00%, 7/02/19	United States	33,688,918	33,575,757
			86,218,260
Internet Software & Services 1.9%
[d]BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	79,976,601	79,564,241
Web.com Group Inc., First Lien Term Loan, 4.50%, 10/27/17	United States	22,652,517	22,794,095
			102,358,336
Investment Banking & Brokerage 0.4%
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan,
4.25%, 7/22/20	United States	21,869,828	21,883,497
IT Consulting & Other Services 0.3%
Genpact International Inc., Domestic Term B-1 Loan, 3.50%, 8/30/19	United States	16,382,247	16,464,158
Leisure Facilities 2.5%
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/30/21	United States	33,537,549	33,694,538
ClubCorp Club Operations Inc., Term B Loans, 4.00%, 7/24/20	United States	26,194,113	26,161,370
Fitness International LLC, Term B Loan, 5.50%, 7/01/20	United States	29,630,000	29,537,406
Planet Fitness Holdings LLC, Term Loan, 4.75%, 3/31/21	United States	14,373,975	14,436,861
Seven Seas Cruises S. De R.L. & SSC Finance Corp., Term B-2 Loan, 3.75%, 12/21/18	Panama	10,960,935	10,954,085

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)

[d]Town Sports International LLC, Initial Term Loan, 4.50%, 11/15/20	United States	26,649,208	23,917,665
			138,701,925
Life Sciences Tools & Services 0.7%
Pharmaceutical Product Development LLC, Term Loan, 4.00%, 12/05/18	United States	14,755,496	14,787,117
Quintiles Transnational Corp., Term B-3 Loan, 3.75%, 6/08/18	United States	24,400,000	24,415,250
			39,202,367
Marine 0.5%
Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	26,288,442	26,638,946
Metal & Glass Containers 1.1%
BWAY Holding Co., Initial Term Loan, 4.50%, 8/06/17	United States	9,435,031	9,473,366
[d]CD&R Millennium U.S. Acquico LLC,
Initial Dollar Term Loan, 5.75%, 7/31/21	United States	6,240,000	6,232,200
Second Lien Initial Term Loan, 9.50%, 7/31/22	United States	22,149,800	22,191,331
Prescrix Inc.,
1st Lien Term Loan B, 4.25%, 5/02/21	United States	10,991,289	10,998,158
[d] 2nd Lien Term Loan, 8.00%, 5/02/22	United States	11,679,053	11,730,149
			60,625,204
Movies & Entertainment 2.4%
Aufinco Pty. Ltd. and U.S. Finco LLC, Term B Loan, 4.00%, 5/30/20	Australia	3,373,647	3,368,377
Delta 2 (Lux) S.A.R.L. (Formula One), New Facility B (USD), 4.50%, 4/30/19	Luxembourg	32,723,990	32,805,800
William Morris Endeavor Entertainment LLC,
Term Loans First Lien, 5.25%, 3/21/21	United States	53,116,990	52,873,555
Term Loans Second Lien, 8.25%, 3/21/22	United States	23,630,000	23,511,850
Zuffa LLC, Initial Term Loan, 3.75%, 2/25/20	United States	17,720,519	17,737,141
			130,296,723
Oil & Gas Drilling 1.2%
Drillships Financing Holding Inc., Tranche B-1 Term Loan, 6.00%, 3/31/21	Marshall Islands	35,796,280	36,154,243
[d]Drillships Ocean Ventures Inc. and Drillships Vent, Term Loan, 6.75%, 7/25/21	United States	15,600,000	15,707,250
Offshore Group Investment Ltd. (Vantage Delaware), Loans, 5.75%, 3/28/19	United States	13,676,875	13,639,838
			65,501,331
Oil & Gas Equipment & Services 0.5%
McJunkin Red Man Corp., 2013 Term Loan, 5.00%, 11/11/19	United States	25,074,830	25,228,414
Oil & Gas Exploration & Production 1.4%
Fieldwood Energy LLC, Second Lien Closing Date Loans, 8.375%, 9/30/20	United States	5,530,000	5,673,437
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	United States	5,481,237	5,529,198
Quicksilver Resources Inc., Second Lien Loans, 7.00%, 6/21/19	United States	1,282,048	1,240,916
Samson Investment Co., Second Lien Tranche I Term Loan, 5.00%, 9/25/18	United States	27,720,000	27,690,312
[d]Utex Industries Inc., First Lien Initial Term Loan, 5.00%, 5/22/21	United States	23,725,662	23,903,604
[d]UTEX Industries Inc., Second Lien Initial Term Loan, 8.25%, 5/22/22	United States	12,147,156	12,420,467
			76,457,934
Oil & Gas Refining & Marketing 0.1%
[d]Citgo Petroleum Corp., Term B Loan, 5.75%, 7/29/21	United States	6,829,616	6,872,301
Oil & Gas Storage & Transportation 1.3%
[d]OSG Bulk Ships Inc., Initial Term Loan, 6.50%, 8/05/19	United States	24,570,000	24,723,562
[d]OSG International Inc., Initial Term Loan, (OIN), 7.00%, 8/05/19	United States	18,200,000	18,268,250
[d]Southcross Energy Partners LP, Initial Term Loan, 6.50%, 8/01/21	United States	9,730,000	9,790,569
[d]Southcross Holdings Borrower LP, Term Loan B, 7.25%, 8/01/21	United States	9,740,000	9,794,671
Tallgrass Operations LLC, Term Loan, 4.25%, 11/13/18	United States	6,829,030	6,848,950
			69,426,002
Other Diversified Financial Services 0.6%
Asurion LLC,
Incremental Tranche B-1 Term Loan, 5.00%, 5/24/19	United States	29,015,896	29,180,852
Second Lien Term Loan, 8.50%, 3/03/21	United States	4,870,000	5,034,362
			34,215,214
Packaged Foods & Meats 1.5%
[d]Big Heart Pet Brands (Del Monte Pet), Initial Term Loans, 3.50%, 2/24/20	United States	21,437,593	21,187,481
CSM Bakery Supplies LLC, Term Loans, 4.75%, 7/03/20	United States	7,561,809	7,558,656
CSM Bakery Supplies LLC (U.S. Acquisition), Second Lien Term Loan, 8.50%, 7/03/21	United States	13,583,362	13,651,279
Dole Food Co. Inc., Tranche B Term Loan, 4.50% - 5.75%, 11/01/18	United States	10,363,559	10,372,150

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
JBS USA LLC,
Incremental Term Loan, 3.75%, 9/18/20	United States	7,612,475	7,586,212
Initial Term Loan, 3.75%, 5/25/18	Brazil	6,384,770	6,352,846
Post Holdings Inc., Series A Incremental Term Loan, 3.75%, 6/02/21	United States	16,880,000	16,958,374
			83,666,998
Paper Packaging 2.1%
[d]Clondalkin Acquisition BV,
Other Term Loan, 4.50%, 5/29/20	United States	28,464,762	28,571,505
Second Lien Term Loan, 10.00%, 11/30/20	Netherlands	9,606,960	9,739,056
Exopack Holdings SA, USD Term Loan, 5.25%, 5/08/19	Luxembourg	42,538,710	43,132,465
Reynolds Group Holdings Inc., U.S. Term Loan, 4.00%, 12/01/18	United States	36,100,835	36,075,781
			117,518,807
Personal Products 1.0%
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	35,836,856	36,128,031
Revlon Consumer Products Corp., Acquisition Term Loans, 4.00%, 10/09/19	United States	18,656,250	18,705,801
			54,833,832
Pharmaceuticals 1.3%
[d]Akorn Inc., Loans, 4.50%, 4/17/21	United States	31,664,347	31,783,089
Mallinckrodt International Finance SA and Mallinckrodt CB LLC, Initial Term B Loan,
3.50%, 3/19/21	Luxembourg	4,132,075	4,116,580
Par Pharmaceutical Cos. Inc., Term B-2 Loan, 4.00%, 9/30/19	United States	2,650,622	2,649,201
Valeant Pharmaceuticals International Inc.,
Series C-2 Tranche B Term Loan, 3.75%, 12/11/19	Canada	9,440,848	9,443,208
Series D-2 Tranche B Term Loan, 3.75%, 2/13/19	Canada	17,551,417	17,551,417
Series E-1 Tranche B Term Loan, 3.75%, 8/05/20	Canada	6,297,915	6,293,104
			71,836,599
Publishing 0.9%
Cengage Learning Acquisitions Inc., Original Term Loans, 7.00%, 3/31/20	United States	46,488,488	46,883,640
Restaurants 0.6%
TGI Friday's Inc.,
[d] First Lien Initial Term Loan, 5.25%, 7/15/20	United States	24,557,143	24,587,839
Second Lien Initial Term Loan, 9.25%, 7/15/21	United States	10,114,552	10,152,482
			34,740,321
Retail REITs 0.1%
Capital Automotive LP,
Second Lien Term Loan, 6.00%, 4/30/20	United States	4,896,250	5,020,698
Tranche B-1 Term Loan, 4.00%, 4/10/19	United States	2,324,674	2,334,638
			7,355,336
Semiconductors 2.0%
Avago Technologies Cayman Ltd., Term Loans, 3.75%, 5/06/21	United States	47,140,000	47,103,042
Freescale Semiconductor Inc.,
Tranche B-4 Term Loan, 4.25%, 2/28/20	United States	20,288,050	20,215,135
Tranche B-5 Term Loan, 5.00%, 1/15/21	United States	23,342,889	23,408,552
M/A-COM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%, 5/07/21	United States	16,520,000	16,664,550
			107,391,279
Specialized Consumer Services 0.3%
Koosharem LLC, Term Loans, 7.50%, 5/16/20	United States	15,400,000	15,528,328
Specialized Finance 0.6%
Trans Union LLC, 2014 Replacement Term Loan, 4.00%, 4/09/21	United States	30,453,675	30,421,942
Specialty Chemicals 4.1%
Axalta Coating Systems U.S. Holdings Inc., 2014 Specified Refinancing Term, 4.00%,
2/01/20	United States	40,561,462	40,409,356
[d]AZ Chem US Inc.,
First Lien Initial Term Loan, 4.50%, 6/12/21	United States	18,969,781	19,138,726
Second Lien Initial Term Loan, 7.50%, 6/12/22	United States	10,343,756	10,524,772
CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 4.25%, 8/30/20	United States	1,472,686	1,476,061
CeramTec GmbH, Dollar Term B-3 Loan, 4.25%, 8/30/20	Germany	4,504,549	4,514,874
Faenza Acquisition GmbH, Initial Dollar Term B-1 Loan, 4.25%, 8/30/20	Germany	14,859,976	14,894,035
MacDermid Holdings LLC, First Lien Tranche B Term Loan, 4.00%, 6/07/20	United States	18,315,839	18,336,445
Nexeo Solutions LLC,
Term B-2 Loan, 5.00%, 9/09/17	United States	6,474,675	6,480,068

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
Term B-3 Loan, 5.00%, 9/08/17	United States	5,562,050	5,582,908
OMNOVA Solutions Inc., Term B-1 Loan, 4.25%, 5/31/18	United States	4,408,629	4,433,428
Oxbow Carbon LLC,
First Lien Tranche B Term Loan, 4.25%, 7/19/19	United States	24,431,509	24,523,128
Second Lien Initial Term Loan, 8.00%, 1/19/20	United States	16,364,314	16,814,332
[d]Solenis International LP and Solenis Holdings,
First Lien Term Loan, 5.50%, 7/31/21	United States	8,180,000	8,120,351
Second Lien Term Loan, 9.00%, 7/31/22	United States	7,800,000	7,793,503
Sonneborn LLC, Initial U.S. Term Loan, 6.50%, 3/30/18	United States	6,785,027	6,835,915
Sonneborn Refined Products BV, Initial BV Term Loan, 6.50%, 3/30/18	Netherlands	1,197,358	1,206,338
Tata Chemicals North America Inc., Term Loan, 3.75%, 8/09/20	United States	10,840,500	10,823,426
Univar Inc., Term B Loan, 5.00%, 6/30/17	United States	23,217,342	23,275,385
			225,183,051
Specialty Stores 2.1%
99 Cents Only Stores, Tranche B-2 Loan, 4.50%, 1/13/19	United States	18,131,077	18,248,167
Academy Ltd., Initial Term Loans, 4.50%, 8/03/18	United States	12,553,034	12,590,517
BJ's Wholesale Club Inc.,
2013 (Nov) Replacement Loans, 4.50%, 9/26/19	United States	1,108,258	1,107,652
[d] Second Lien 2013 (Nov) Replacment Loans, 8.50%, 3/26/20	United States	35,190,476	35,751,342
[d]Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	19,466,302	19,544,167
Leslie's Poolmart Inc., Tranche B Term Loan, 4.25%, 10/16/19	United States	17,636,553	17,642,073
Michaels Stores Inc.,
Incremental 2014 Term Loan, 4.00%, 1/28/20	United States	8,620,000	8,593,063
Term B Loan, 3.75%, 1/28/20	United States	3,299,029	3,291,959
The Neiman Marcus Group Ltd. Inc., Other Term Loan, 5.50%, 10/25/20	United States	4,647	4,632
			116,773,572
Steel 0.0%†
Walter Energy Inc., B Term Loan, 8.50%, 4/01/18	United States	2,171,429	2,061,771
Systems Software 1.5%
Blue Coat Systems Inc.,
Second Lien Loans, 9.50%, 6/28/20	United States	12,027,143	12,312,788
Term Loan, 4.00%, 5/31/19	United States	9,453,112	9,462,962
Vertafore Inc.,
New Term Loan, 4.25%, 10/03/19	United States	6,711,287	6,723,870
Second Lien Term Loan, 9.75%, 10/27/17	United States	14,748,238	15,029,384
Websense Inc.,
First Lien Term Loan, 4.50%, 6/25/20	United States	18,418,313	18,498,893
[d] Second Lien Term Loan, 8.25%, 12/24/20	United States	22,205,846	22,344,633
			84,372,530
Technology Hardware, Storage & Peripherals 0.7%
Dell International LLC, Term B Loan, 4.50%, 4/29/20	United States	39,613,685	39,727,099
Tires & Rubber 0.5%
The Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/19	United States	24,325,000	24,537,844
Trucking 0.9%
Global Tip Finance BV/Finance America LLC, Facility C Commitment, 7.00%, 10/16/20	United States	19,247,464	19,355,731
Hertz Corp.,
Credit Linked Deposit, 3.75%, 3/11/18	United States	18,350,000	18,235,312
Tranche B-1 Term Loan, 3.75%, 3/11/18	United States	12,322,350	12,331,974
			49,923,017
Total Senior Floating Rate Interests (Cost $4,892,159,525)			4,916,386,374
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 0.9%
Other Diversified Financial Services 0.9%
[f]Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	3,540,000	3,482,935
[c,f] Catamaran CLO Ltd., 2013-1A, C, 144A, FRN, 2.835%, 1/27/25	Cayman Islands	3,500,000	3,391,710
[c,f] Cent CLO LP, 2013-17A, D, 144A, FRN, 3.225%, 1/30/25	Cayman Islands	3,850,000	3,843,494
[c,f] Eaton Vance CDO Ltd., 2014-1A,
A, 144A, FRN, 1.685%, 7/15/26	Cayman Islands	6,510,000	6,523,280
B, 144A, FRN, 2.285%, 7/15/26	Cayman Islands	6,510,000	6,530,637
C, 144A, FRN, 3.235%, 7/15/26	Cayman Islands	5,630,000	5,615,080
[f]Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%, 7/15/25	United States	3,600,000	3,640,104
[f]Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%, 10/20/24	United States	3,500,000	3,583,930

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
[c,f] ING Investment Management CLO Ltd.,
2013-1A, B, 144A, FRN, 3.134%, 4/15/24	Cayman Islands	3,850,000	3,844,417
2013-1A, C, 144A, FRN, 3.734%, 4/15/24	Cayman Islands	3,850,000	3,695,076
2013-2A, B, 144A, FRN, 2.914%, 4/25/25	United States	3,850,000	3,798,603
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $47,994,549)			47,949,266
Total Investments before Short Term Investments (Cost $4,940,189,970)			4,964,365,295
Short Term Investments (Cost $767,588,819) 14.0%		Shares
Money Market Funds 14.0%
[a,g]Institutional Fiduciary Trust Money Market Portfolio	United States	767,588,819	767,588,819
Total Investments (Cost $5,707,778,789) 104.6%			5,731,954,114
Other Assets, less Liabilities (4.6)%			(250,620,427)
Net Assets 100.0%			$5,481,333,687

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 6 regarding restricted securities.
c The coupon rate shown represents the rate at period end.
d A portion or all of the security purchased on a when issued or delayed delivery basis.
e Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2014, the value of this security was $724,189, representing 0.01% of net assets.
f Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
July 31, 2014, the aggregate value of these securities was $47,949,266, representing 0.87% of net assets.
g The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
FRN - Floating Rate Note

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited)

Franklin Low Duration Total Return Fund	Country	Shares/Units		Value
Common Stocks and Exchange Traded Funds 0.7%
Diversified Financials 0.7%
PowerShares Senior Loan Portfolio, ETF	United States	650,000		$15,996,500
Materials 0.0%†
NewPage Holdings Inc.	United States	1,000		92,500
Total Common Stocks and Exchange Traded Funds (Cost $16,336,471)				16,089,000
		Principal Amount*
Corporate Bonds 35.5%
Automobiles & Components 0.7%
Ford Motor Credit Co. LLC, senior note,
7.00%, 4/15/15	United States	6,200,000		6,477,574
2.375%, 1/16/18	United States	3,000,000		3,048,669
[a]Hyundai Capital America, senior note, 144A,
1.45%, 2/06/17	South Korea	4,000,000		4,003,100
4.00%, 6/08/17	South Korea	700,000		745,430
				14,274,773
Banks 9.2%
AIB Mortgage Bank, secured note, 2.625%, 7/29/16	Ireland	3,000,000	EUR	4,170,158
[a]ANZ New Zealand International Ltd./London, senior note, 144A, 1.40%, 4/27/17	New Zealand	2,500,000		2,501,425
Australia & New Zealand Banking Group Ltd., senior note, 1.25%, 1/10/17	Australia	11,000,000		11,042,405
Banco Popolare Societa Cooperativa,
secured note, 3.625%, 3/31/17	Italy	3,000,000	EUR	4,281,340
[b]senior note, Reg S, 4.75%, 3/31/16	Italy	3,000,000	EUR	4,274,552
Banco Santander Totta SA, secured note, 1.50%, 4/03/17	Portugal	4,000,000	EUR	5,413,922
[c]Bank of America Corp., senior note, FRN, 1.274%, 1/15/19	United States	12,671,000		12,877,791
Bank of Ireland Mortgage Bank, secured note,
2.75%, 3/22/18	Ireland	5,200,000	EUR	7,444,487
[c]FRN, 3.25%, 6/22/16	Ireland	2,500,000	EUR	3,427,333
BB&T Corp., senior note,
2.05%, 6/19/18	United States	1,000,000		1,007,389
[c]FRN, 0.885%, 2/01/19	United States	2,000,000		2,017,218
BNP Paribas SA, senior note, 2.70%, 8/20/18	France	3,500,000		3,566,867
CIT Group Inc.,
4.25%, 8/15/17	United States	500,000		516,250
senior note, 5.00%, 5/15/17	United States	500,000		526,875
senior note, 5.25%, 3/15/18	United States	2,000,000		2,115,000
senior note, 3.875%, 2/19/19	United States	3,100,000		3,092,250
[c]Citigroup Inc., sub. note, FRN, 0.501%, 6/09/16	United States	11,200,000		11,142,051
Depfa ACS Bank, secured bond, 2.125%, 10/13/17	Ireland	3,500,000	CHF	4,031,643
[a]The Export-Import Bank of China, senior note, 144A, 2.50%, 7/31/19	China	8,000,000		7,943,640
First Horizon National Corp., senior note, 5.375%, 12/15/15	United States	2,000,000		2,110,654
[a]HSBC Bank Brasil SA, senior note, 144A, 4.00%, 5/11/16	Brazil	3,000,000		3,108,120
[a,c]ING Bank NV, senior note, 144A, FRN, 1.873%, 9/25/15	Netherlands	3,800,000		3,861,693
Intesa Sanpaolo SpA, senior note,
2.375%, 1/13/17	Italy	1,500,000		1,516,058
[c]FRN, 0.471%, 5/18/17	Italy	2,150,000	EUR	2,828,244
[b,c]Reg S, FRN, 1.709%, 7/29/15	Italy	4,400,000	EUR	5,950,778
JPMorgan Chase & Co., senior note,
3.70%, 1/20/15	United States	11,000,000		11,163,823
4.75%, 3/01/15	United States	750,000		768,102
[c]FRN, 1.134%, 1/25/18	United States	8,000,000		8,136,944
[c]JPMorgan Chase Bank NA, sub. note, FRN, 0.56%, 6/13/16	United States	1,500,000		1,495,508
PNC Funding Corp., senior note, 2.70%, 9/19/16	United States	1,200,000		1,243,264
Regions Financial Corp., senior note,
7.75%, 11/10/14	United States	282,000		287,378
2.00%, 5/15/18	United States	4,500,000		4,459,968
[c]Royal Bank of Canada, senior note, FRN, 0.601%, 3/08/16	Canada	3,000,000		3,012,615
The Royal Bank of Scotland PLC,
[a]senior note, 144A, 4.875%, 8/25/14	United Kingdom	3,000,000		3,007,245
sub. note, 6.934%, 4/09/18	United Kingdom	2,500,000	EUR	3,878,626

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
[c]Svenska Handelsbanken AB, senior note, FRN, 0.722%, 6/17/19	Sweden	5,300,000		5,315,635
[c]U.S. Bank NA, sub. note, 3.778% to 4/29/18, FRN thereafter, 4/29/20	United States	3,000,000		3,070,224
UniCredit SpA,
[b,c]senior note, Reg S, FRN, 1.756%, 7/24/15	Italy	4,200,000	EUR	5,683,016
[b,c]senior note, Reg S, FRN, 1.153%, 4/10/17	Italy	3,400,000	EUR	4,571,926
senior secured note, 3.375%, 10/31/17	Italy	2,700,000	EUR	3,917,029
[c]Union Bank NA, senior note, FRN, 0.984%, 9/26/16	United States	2,400,000		2,425,330
[c]Wachovia Corp., sub. note, FRN, 0.604%, 10/15/16	United States	14,723,000		14,707,202
[b,c]Yorkshire Building Society, secured note, Reg S, FRN, 2.303%, 3/23/16	United Kingdom	4,868,000	GBP	8,406,435
				196,318,413
Capital Goods 0.7%
The Boeing Co., senior note, 0.95%, 5/15/18	United States	1,500,000		1,460,523
John Deere Capital Corp., senior note,
1.30%, 3/12/18	United States	1,700,000		1,680,209
1.95%, 12/13/18	United States	3,750,000		3,748,942
USG Corp., senior note, 6.30%, 11/15/16	United States	7,220,000		7,635,150
				14,524,824
Commercial & Professional Services 0.1%
Republic Services Inc., senior note, 3.80%, 5/15/18	United States	1,035,000		1,103,741
Consumer Durables & Apparel 0.4%
Centex Corp., senior note, 6.50%, 5/01/16	United States	5,000,000		5,412,500
D.R. Horton Inc.,
senior bond, 5.625%, 1/15/16	United States	2,400,000		2,520,000
senior note, 4.75%, 5/15/17	United States	1,500,000		1,578,750
				9,511,250
Consumer Services 0.2%
Carnival Corp., senior note, 3.95%, 10/15/20	United States	3,400,000		3,562,299
Yum! Brands Inc., senior note, 4.25%, 9/15/15	United States	750,000		781,453
				4,343,752
Diversified Financials 5.0%
[b]American Express Credit Corp., senior note, Reg S, 5.375%, 10/01/14	United States	1,000,000	GBP	1,700,321
Capital One Bank USA NA, senior note, 2.30%, 6/05/19	United States	8,100,000		8,075,400
[c]Credit Suisse New York, senior note, FRN, 0.719%, 5/26/17	Switzerland	5,400,000		5,410,746
DPL Inc., senior note, 6.50%, 10/15/16	United States	6,000,000		6,390,000
[c]Fifth Third Bank, senior note, FRN, 0.736%, 11/18/16	United States	11,000,000		11,049,038
[b]GE Capital European Funding, senior note, Reg S, 2.00%, 2/27/15	United States	3,000,000	EUR	4,055,481
General Electric Capital Corp., senior note, 3.35%, 10/17/16	United States	2,000,000		2,104,190
General Motors Financial Co. Inc., senior note, 2.625%, 7/10/17	United States	4,000,000		3,988,904
The Goldman Sachs Group Inc., senior note,
5.125%, 10/16/14	United States	3,000,000	EUR	4,055,722
3.30%, 5/03/15	United States	1,000,000		1,020,933
[c]FRN, 1.324%, 11/15/18	United States	5,000,000		5,086,935
International Lease Finance Corp., senior note, 8.625%, 9/15/15	United States	8,325,000		8,876,531
Irish Life & Permanent PLC, senior note, 4.00%, 3/10/15	Ireland	2,000,000	EUR	2,731,476
Morgan Stanley, senior note,
4.50%, 2/23/16	United States	2,000,000	EUR	2,835,563
[c]FRN, 1.514%, 4/25/18	United States	7,000,000		7,186,592
[a]Prudential Covered Trust, secured note, 144A, 2.997%, 9/30/15	United States	12,042,400		12,336,728
[a,c]Seven and Seven Ltd., senior note, 144A, FRN, 1.395%, 9/11/19	South Korea	2,000,000		2,003,807
SLM Corp., senior note,
8.45%, 6/15/18	United States	800,000		926,000
5.50%, 1/15/19	United States	2,500,000		2,593,750
Springleaf Finance Corp., senior note, I, 5.40%, 12/01/15	United States	7,000,000		7,280,000
[a]Stone Street Trust, senior note, 144A, 5.902%, 12/15/15	United States	2,000,000		2,121,478
[a]Woori Bank, sub.note, 144A, 4.75%, 4/30/24	South Korea	5,300,000		5,359,387
				107,188,982
Energy 4.1%
[a]BG Energy Capital PLC, senior note, 144A, 2.875%, 10/15/16	United Kingdom	3,500,000		3,636,727
BP Capital Markets PLC, senior note, 0.70%, 11/06/15	United Kingdom	4,000,000		4,008,320
[c]Canadian Natural Resources Ltd., senior note, FRN, 0.609%, 3/30/16	Canada	6,000,000		6,020,706
Chesapeake Energy Corp., senior note,
6.50%, 8/15/17	United States	1,000,000		1,085,000

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
[c]FRN, 3.484%, 4/15/19	United States	2,500,000	2,509,375
CNOOC Nexen Finance 2014 ULC, senior note, 1.625%, 4/30/17	China	10,800,000	10,817,572
[a]CNPC General Capital Ltd., senior note, 144A,
1.95%, 4/16/18	Hong Kong	1,500,000	1,475,265
[c]FRN, 1.125%, 5/14/17	Hong Kong	7,500,000	7,519,462
[a]CNPC HK Overseas Capital Ltd., senior note, 144A, 3.125%, 4/28/16	China	2,000,000	2,060,028
EnLink Midstream Partners LP, senior note, 2.70%, 4/01/19	United States	2,700,000	2,722,402
Ensco PLC, senior note, 3.25%, 3/15/16	United States	2,000,000	2,074,530
Enterprise Products Operating LLC, senior note, 1.25%, 8/13/15	United States	3,800,000	3,820,102
Kinder Morgan Energy Partners LP, senior note, 3.50%, 3/01/16	United States	2,000,000	2,076,160
Kinder Morgan Finance Co. LLC,
senior note, 5.70%, 1/05/16	United States	8,500,000	8,956,875
[a]senior secured note, 144A, 6.00%, 1/15/18	United States	2,500,000	2,718,750
[a]LUKOIL International Finance BV, senior note, 144A, 3.416%, 4/24/18	Russia	2,300,000	2,214,877
Peabody Energy Corp., senior note, 7.375%, 11/01/16	United States	3,000,000	3,225,000
[c]Petrobras Global Finance BV, senior note, FRN, 3.112%, 3/17/20	Brazil	5,100,000	5,205,417
[a]Petrofac Ltd., senior note, 144A, 3.40%, 10/10/18	United Kingdom	1,300,000	1,343,635
[a]Sinopec Group Overseas Development 2013 Ltd., senior note, 144A, 2.50%, 10/17/18	China	2,800,000	2,800,182
[a]Sinopec Group Overseas Development 2014 Ltd., senior note, 144A, 1.75%, 4/10/17	China	4,300,000	4,300,795
[c]Statoil ASA, senior note, FRN, 0.685%, 11/08/18	Norway	6,900,000	6,944,436
[a]Woodside Finance Ltd., 144A, 4.50%, 11/10/14	Australia	1,000,000	1,009,943
			88,545,559
Food & Staples Retailing 0.9%
CVS Caremark Corp., senior note, 1.20%, 12/05/16	United States	10,000,000	10,058,420
The Kroger Co., senior note, 1.20%, 10/17/16	United States	5,000,000	5,009,610
[a]Tesco PLC, senior note, 144A, 2.00%, 12/05/14	United Kingdom	3,800,000	3,818,886
[a]Woolworths Ltd., senior note, 144A, 2.55%, 9/22/15	Australia	260,000	265,468
			19,152,384
Food, Beverage & Tobacco 2.7%
Anheuser-Busch InBev Worldwide Inc., senior note, 1.375%, 7/15/17	Belgium	1,200,000	1,204,884
Bunge Ltd. Finance Corp., 4.10%, 3/15/16	United States	2,000,000	2,094,512
Coca-Cola Femsa SAB de CV, senior note, 2.375%, 11/26/18	Mexico	5,500,000	5,554,065
Constellation Brands Inc., senior note,
8.375%, 12/15/14	United States	5,000,000	5,081,250
7.25%, 5/15/17	United States	6,600,000	7,437,375
Dean Foods Co., senior note, 7.00%, 6/01/16	United States	6,864,000	7,421,700
[a]Heineken NV, senior note, 144A, 0.80%, 10/01/15	Netherlands	4,500,000	4,509,787
Ingredion Inc., senior note, 3.20%, 11/01/15	United States	1,500,000	1,543,694
[a]Japan Tobacco Inc., senior note, 144A, 2.10%, 7/23/18	Japan	5,000,000	5,047,000
Kraft Foods Group Inc., senior note,
1.625%, 6/04/15	United States	1,000,000	1,009,349
2.25%, 6/05/17	United States	7,000,000	7,165,886
Lorillard Tobacco Co., senior note, 3.50%, 8/04/16	United States	8,000,000	8,353,768
[c]Mondelez International Inc., senior note, FRN, 0.745%, 2/01/19	United States	500,000	499,449
Reynolds American Inc., senior note, 1.05%, 10/30/15	United States	1,000,000	1,000,350
			57,923,069
Health Care Equipment & Services 0.5%
Aetna Inc., senior note, 1.50%, 11/15/17	United States	1,000,000	999,555
Baxter International Inc., senior note, 1.85%, 6/15/18	United States	4,200,000	4,205,960
CareFusion Corp., senior note, 5.125%, 8/01/14	United States	750,000	750,000
Edwards Lifesciences Corp., senior note, 2.875%, 10/15/18	United States	1,600,000	1,626,497
Laboratory Corp. of America Holdings, 2.20%, 8/23/17	United States	1,000,000	1,013,938
Medco Health Solutions Inc., senior note, 2.75%, 9/15/15	United States	1,500,000	1,533,444
			10,129,394
Household & Personal Products 0.1%
Colgate-Palmolive Co., senior note, 0.90%, 5/01/18	United States	2,200,000	2,147,332
Insurance 1.4%
[a]Metropolitan Life Global Funding I, secured note, 144A, 1.30%, 4/10/17	United States	10,000,000	10,012,310
[a]New York Life Global Funding, secured note, 144A, 2.10%, 1/02/19	United States	10,000,000	10,030,750

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)

[c]Prudential Financial Inc., senior note, FRN, 1.004%, 8/15/18	United States	10,000,000		10,061,350
				30,104,410
Materials 1.2%
ArcelorMittal, senior note,
4.25%, 3/01/16	Luxembourg	2,000,000		2,050,000
5.00%, 2/25/17	Luxembourg	1,500,000		1,552,500
[a]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Mexico	2,000,000		2,130,000
[a]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
6.00%, 4/01/17	Australia	800,000		816,500
6.875%, 2/01/18	Australia	2,000,000		2,080,000
[a]Glencore Funding LLC, 144A, 3.125%, 4/29/19	Switzerland	5,000,000		5,076,250
[a]Incitec Pivot Ltd., senior note, 144A, 4.00%, 12/07/15	Australia	2,000,000		2,081,860
Reynolds Group Issuer Inc./LLC/SA, senior note, 8.50%, 5/15/18	United States	3,000,000		3,116,250
Rio Tinto Finance USA PLC, senior note, 1.625%, 8/21/17	United Kingdom	2,500,000		2,518,262
Tenneco Packaging Inc., senior note, 8.125%, 6/15/17	United States	2,100,000		2,315,250
[a]Xstrata Finance Canada Ltd., secured note, 144A, 2.05%, 10/23/15	Canada	3,000,000		3,033,195
				26,770,067
Media 0.8%
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., senior note, 2.40%, 3/15/17	United States	2,900,000		2,979,071
The New York Times Co., senior note, 6.625%, 12/15/16	United States	2,000,000		2,217,500
Time Warner Inc.,
3.15%, 7/15/15	United States	1,000,000		1,024,988
senior note, 2.10%, 6/01/19	United States	4,500,000		4,451,652
Viacom Inc., senior note,
2.50%, 9/01/18	United States	2,500,000		2,540,133
2.20%, 4/01/19	United States	3,200,000		3,184,272
				16,397,616
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
[c]AbbVie Inc., senior note, FRN, 0.983%, 11/06/15	United States	7,000,000		7,056,420
Actavis Inc., senior note, 1.875%, 10/01/17	United States	3,000,000		3,011,553
Amgen Inc., senior note,
2.125%, 5/15/17	United States	2,500,000		2,554,435
[c]FRN, 0.828%, 5/22/19	United States	6,200,000		6,236,487
Celgene Corp., senior note,
2.45%, 10/15/15	United States	2,000,000		2,036,120
2.30%, 8/15/18	United States	3,000,000		3,032,730
Life Technologies Corp., senior note, 3.50%, 1/15/16	United States	2,000,000		2,072,804
[b]Sanofi, senior note, Reg S, 3.125%, 10/10/14	France	2,000,000	EUR	2,691,939
Zoetis Inc., senior note,
1.15%, 2/01/16	United States	1,800,000		1,806,876
1.875%, 2/01/18	United States	1,200,000		1,197,921
				31,697,285
Real Estate 0.9%
American Tower Corp., senior note, 3.40%, 2/15/19	United States	5,100,000		5,292,755
Boston Properties LP, senior note, 3.70%, 11/15/18	United States	4,900,000		5,205,848
Duke Realty LP, senior note, 7.375%, 2/15/15	United States	400,000		414,016
HCP Inc., senior note, 3.75%, 2/01/19	United States	5,500,000		5,832,684
Hospitality Properties Trust, senior note, 5.625%, 3/15/17	United States	3,000,000		3,268,551
				20,013,854
Retailing 0.2%
Dollar General Corp., senior note,
4.125%, 7/15/17	United States	400,000		425,380
1.875%, 4/15/18	United States	2,000,000		1,980,786
[a]Edcon Pty. Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	1,200,000	EUR	1,582,885
[a]Experian Finance PLC, 144A, 2.375%, 6/15/17	United Kingdom	1,000,000		1,020,720
				5,009,771
Semiconductors & Semiconductor Equipment 0.2%
Maxim Integrated Products Inc., senior note, 2.50%, 11/15/18	United States	5,200,000		5,238,657
Software & Services 0.6%
[c]Oracle Corp., senior note, FRN, 0.814%, 1/15/19	United States	12,000,000		12,119,076
Technology Hardware & Equipment 1.4%
[c]Apple Inc., FRN, 0.473%, 5/03/18	United States	13,000,000		13,016,887

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
Cisco Systems Inc., senior note, 1.10%, 3/03/17	United States	7,500,000	7,520,220
Juniper Networks Inc., senior note, 3.10%, 3/15/16	United States	2,000,000	2,050,850
[a,c]NBCUniversal Enterprise Inc., 144A, FRN, 0.919%, 4/15/18	United States	7,500,000	7,588,035
			30,175,992
Telecommunication Services 0.9%
Embarq Corp., senior note, 7.082%, 6/01/16	United States	3,000,000	3,299,754
Orange SA, senior note, 2.75%, 2/06/19	France	2,000,000	2,043,610
[a]Sprint Nextel Corp., senior note, 144A, 9.00%, 11/15/18	United States	3,500,000	4,112,500
Telefonica Emisiones SAU, senior note,
4.949%, 1/15/15	Spain	1,500,000	1,528,358
3.192%, 4/27/18	Spain	2,300,000	2,393,230
[a]Telefonica Movil Chile SA, senior note, 144A, 2.875%, 11/09/15	Chile	2,000,000	2,042,140
Verizon Communications Inc., senior note,
0.70%, 11/02/15	United States	1,000,000	1,001,343
3.65%, 9/14/18	United States	1,700,000	1,814,476
			18,235,411
Transportation 0.2%
[a]Aviation Capital Group Corp., senior note, 144A, 3.875%, 9/27/16	United States	3,700,000	3,827,495
Utilities 1.6%
Duke Energy Corp., senior note, 2.10%, 6/15/18	United States	5,100,000	5,134,609
[a]GDF Suez, senior note, 144A, 1.625%, 10/10/17	France	1,000,000	1,007,195
Georgia Power Co., senior note, 12D, 0.625%, 11/15/15	United States	1,000,000	1,000,684
[a]Korea Western Power Co. Ltd., senior note, 144A, 3.125%, 5/10/17	South Korea	5,200,000	5,393,050
PPL Energy Supply LLC, senior note, 6.20%, 5/15/16	United States	8,000,000	8,544,272
The Southern Co., senior note, 2.45%, 9/01/18	United States	7,000,000	7,145,558
[a]State Grid Overseas Investment 2013 Ltd., senior note, 144A, 1.75%, 5/22/18	China	2,000,000	1,962,440
[a]State Grid Overseas Investment 2014 Ltd., senior note, 144A, 2.75%, 5/07/19	China	2,200,000	2,210,432
Virginia Electric & Power Co., senior note, 1.20%, 1/15/18	United States	900,000	889,433
			33,287,673
Total Corporate Bonds (Cost $749,674,850)			758,040,780
[c]Senior Floating Rate Interests 6.1%
Automobiles & Components 0.1%
FRAM Group Holdings Inc. (Autoparts Holdings), Term Loan, 6.50%, 7/29/17	United States	364,200	365,566
[d]Gates Global LLC, Initial Dollar Term Loans, 5.50%, 7/03/21	United States	422,200	420,052
Grede Holdings LLC, Initial Term Loan, 4.75%, 6/02/21	United States	891,802	896,633
[d]Henniges Automotive Holdings Inc., Term Loans, 6.00%, 6/12/21	United States	595,652	603,842
TI Group Automotive Systems LLC, Term Loan, 4.25%, 7/02/21	United States	254,500	255,057
			2,541,150
Capital Goods 0.5%
Alfred Fueling Systems Inc. (Wayne Fueling), First Lien Initial Term Loan, 4.75%,
6/20/21	United States	479,400	479,999
Doncasters U.S. Finance LLC, Term B Loans, 4.50%, 4/09/20	United States	322,685	323,726
[d]Husky Injection Molding Systems Ltd., Term Loan, 5.50%, 6/30/21	United States	119,700	120,130
Onsite Rental Group Pty Ltd., Term Loan B, 6.75%, 7/30/21	United States	1,013,400	998,199
Quikrete Holdings Inc., First Lien Initial Loan, 4.00%, 9/26/20	United States	2,610,047	2,614,009
Signode Industrial Group U.S. Inc., Initial Term B Loan, 4.00%, 5/01/21	United States	1,416,700	1,411,682
TransDigm Inc.,
Tranche C Term Loan, 3.75%, 2/28/20	United States	908,297	904,080
Tranche D Term Loan, 3.75%, 6/04/21	United States	759,000	752,549
Wesco Distribution Inc., Tranche B-1 Loan, 3.75%, 12/12/19	United States	2,782,323	2,789,278
[d]WireCo Worldgroup Inc., Term Loan, 7.00%, 2/15/17	United States	53,956	54,451
			10,448,103
Commercial & Professional Services 0.2%
Interactive Data Corp., Term Loan, 4.75%, 5/02/21	United States	4,924,821	4,950,986
Consumer Durables & Apparel 0.1%
Visant Corp. (Jostens), New Loan, 5.25%, 12/22/16	United States	3,182,891	3,174,934
Consumer Services 0.2%
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/30/21	United States	1,415,422	1,422,048
Diamond Resorts Corp., Term Loans, 5.50%, 5/09/21	United States	409,400	412,215
Fitness International LLC, Term B Loan, 5.50%, 7/01/20	United States	1,575,500	1,570,576

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)

TGI Friday's Inc., First Lien Initial Term Loan, 5.25%, 7/15/20	United States	191,200	191,439
			3,596,278
Diversified Financials 0.2%
Trans Union LLC, 2014 Replacement Term Loan, 4.00%, 4/09/21	United States	3,998,279	3,994,113
Energy 0.2%
[d]Citgo Petroleum Corp., Term B Loan, 5.75%, 7/23/21	United States	418,300	420,914
[d]Drillships Ocean Ventures Inc. and Drillships Vent, Term Loan, 6.75%, 7/25/21	United States	566,200	570,093
[d]OSG Bulk Ships Inc., Initial Term Loan, 6.50%, 7/22/19	United States	1,313,058	1,321,265
[d]OSG International Inc., Initial Term Loan, (OIN), 7.00%, 7/22/19	United States	1,462,165	1,467,648
Utex Industries Inc., First Lien Initial Term Loan, 5.00%, 5/22/21	United States	406,366	409,414
			4,189,334
Food, Beverage & Tobacco 0.1%
Big Heart Pet Brands (Del Monte Pet), Initial Term Loans, 3.50%, 2/24/20	United States	1,304,620	1,289,399
Health Care Equipment & Services 0.8%
[d]Amsurg Corp., Initial Term Loan, 5.25%, 7/16/21	United States	486,100	486,607
Community Health Systems Inc., 2021 Term D Loan, 4.25%, 1/27/21	United States	3,982,267	3,997,201
[d]Connolly LLC, Initial Term Loan, 5.00%, 5/14/21	United States	1,974,769	1,990,814
DaVita HealthCare Partners Inc., Tranche B Term Loan, 3.50%, 6/24/21	United States	5,021,542	5,020,196
Dialysis Newco Inc., Term Loan B, 4.75%, 4/23/21	United States	555,700	557,784
Millennium Laboratories LLC, Tranche B Term Loan, 5.25%, 4/16/21	United States	2,059,281	2,066,128
Surgery Centers Holdings Inc., Term Loan, 6.50%, 9/15/20	United States	78,000	78,292
Truven Health Analytics Inc., New Tranche B Term Loan, 4.50%, 6/06/19	United States	727,243	725,879
U.S. Renal Care Inc., Tranche B-2 Term Loan, 4.25%, 7/03/19	United States	2,089,498	2,087,540
			17,010,441
Household & Personal Products 0.2%
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	4,334,658	4,369,878
Materials 1.1%
Arysta Lifescience SPC LLC, Initial Term Loan, 4.50%, 5/29/20	United States	3,762,042	3,763,611
Axalta Coating Systems U.S. Holdings Inc., 2014 Specified Refinancing Term, 4.00%,
2/01/20	United States	1,372,317	1,367,171
[d]AZ Chem US Inc., First Lien Initial Term Loan, 4.50%, 6/12/21	United States	1,717,704	1,733,001
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	2,177,314	2,188,882
Exopack Holdings SA, USD Term Loan, 5.25%, 5/08/19	Luxembourg	3,171,420	3,215,687
MacDermid Holdings LLC, First Lien Tranche B Term Loan, 4.00%, 6/07/20	United States	1,896,173	1,898,306
OCI Beaumont LLC, Term B-3 Loan, 5.00%, 8/20/19	United States	934,725	947,577
Oxbow Carbon LLC, First Lien Tranche B Term Loan, 4.25%, 7/19/19	United States	2,580,816	2,590,494
Reynolds Group Holdings Inc., U.S. Term Loan, 4.00%, 12/01/18	United States	3,930,574	3,927,846
Tronox Pigments (Netherlands) BV, Term Loan, 4.00%, 3/19/20	Netherlands	1,850,204	1,852,709
			23,485,284
Media 0.3%
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	518,014	519,725
[d]Radio One Inc., Term Loan, 8.25%, 3/31/16	United States	156,574	158,922
William Morris Endeavor Entertainment LLC, Term Loans First Lien, 5.25%, 3/21/21	United States	6,133,100	6,104,992
			6,783,639
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
[d]Akorn Inc., Loans, 5.75%, 4/17/21	United States	219,900	220,725
Mallinckrodt International Finance SA and Mallinkckrodt CB LLC, Term Loan B, 5.00%,
3/19/21	Luxembourg	1,170,000	1,165,124
Valeant Pharmaceuticals International Inc., Series E-1 Tranche B Term Loan, 3.75%,
8/05/20	Canada	1,808,928	1,807,546
			3,193,395
Retailing 1.1%
BJ's Wholesale Club Inc., 2013 (Nov) Replacement Loans, 4.50%, 9/26/19	United States	3,750,499	3,748,447
[d]Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	2,867,636	2,879,107
Harbor Freight Tools USA Inc., Loans, 4.75%, 7/26/19	United States	3,068,299	3,086,325
JC Penney Corp. Inc., Term Loan, 5.00%, 6/20/19	United States	1,833,477	1,844,240
The Men's Wearhouse Inc., Tranche B Term Loan, 4.50%, 6/18/21	United States	1,856,000	1,873,389
Party City Holdings Inc., 2014 Replacement Term Loan, 4.00%, 7/27/19	United States	1,417,766	1,409,538
Sears Roebuck Acceptance Corp., Term Loan, 5.50%, 6/30/18	United States	5,042,937	5,059,957

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)

Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%, 3/31/19	United States	3,474,014			3,443,575
					23,344,578
Semiconductors & Semiconductor Equipment 0.0%†
M/A-COM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%, 5/07/21	United States	621,100			626,535
Software & Services 0.5%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	4,052,739			4,031,843
[d]BMC Software Finance Inc., Revolver, 6.25%, 9/10/18	United States	3,492,917			3,230,948
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	4,346,951			4,288,084
					11,550,875
Technology Hardware & Equipment 0.1%
CIENA Corp., Term Loan, 3.75%, 7/15/19	United States	83,400			83,426
Dell International LLC, Term B Loan, 4.50%, 4/29/20	United States	1,570,446			1,574,943
Presidio Inc., Term Loan, 5.00%, 3/31/17	United States	950,948			956,099
					2,614,468
Telecommunication Services 0.1%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	1,900,449			1,900,449
Transportation 0.1%
Global Tip Finance BV/Finance America LLC, Facility C Commitment, 7.00%, 10/16/20	United States	1,034,016			1,039,832
Total Senior Floating Rate Interests (Cost $129,749,176)					130,103,671
Foreign Government and Agency Securities 4.0%
[c]The Export-Import Bank of Korea, senior note, FRN, 0.984%, 1/14/17	South Korea	1,300,000			1,308,385
Government of Hungary,
7.75%, 8/24/15	Hungary	4,100,000		HUF	18,528
5.50%, 12/22/16	Hungary	750,880,000		HUF	3,403,232
A, 8.00%, 2/12/15	Hungary	12,870,000		HUF	56,572
A, 6.75%, 11/24/17	Hungary	3,910,000		HUF	18,492
A, 5.50%, 12/20/18	Hungary	428,710,000		HUF	1,963,147
Government of Malaysia,
3.434%, 8/15/14	Malaysia	5,830,000		MYR	1,823,822
3.741%, 2/27/15	Malaysia	7,255,000		MYR	2,276,758
3.835%, 8/12/15	Malaysia	9,860,000		MYR	3,102,400
4.72%, 9/30/15	Malaysia	19,650,000		MYR	6,247,188
3.197%, 10/15/15	Malaysia	1,255,000		MYR	392,187
senior note, 3.172%, 7/15/16	Malaysia	3,250,000		MYR	1,012,796
Government of Mexico,
9.50%, 12/18/14	Mexico	451,300	[e]	MXN	3,495,642
6.00%, 6/18/15	Mexico	4,060	[e]	MXN	31,503
8.00%, 12/17/15	Mexico	1,036,900	[e]	MXN	8,360,871
6.25%, 6/16/16	Mexico	42,500	[e]	MXN	338,559
7.25%, 12/15/16	Mexico	732,000	[e]	MXN	5,996,189
Government of Poland,
5.50%, 4/25/15	Poland	1,754,000		PLN	574,190
6.25%, 10/24/15	Poland	403,000		PLN	135,028
5.00%, 4/25/16	Poland	16,225,000		PLN	5,417,992
[c]FRN, 2.69%, 1/25/17	Poland	1,338,000		PLN	428,774
[c]FRN, 2.69%, 1/25/21	Poland	1,356,000		PLN	428,939
Strip, 7/25/15	Poland	4,579,000		PLN	1,433,925
Strip, 1/25/16	Poland	11,786,000		PLN	3,642,453
[a]Government of Serbia, senior note, 144A, 5.25%, 11/21/17	Serbia	1,800,000			1,879,875
Government of Singapore, senior note, 1.125%, 4/01/16	Singapore	2,010,000		SGD	1,630,530
Government of Sri Lanka,
A, 11.75%, 3/15/15	Sri Lanka	80,000		LKR	633
A, 6.50%, 7/15/15	Sri Lanka	2,060,000		LKR	15,790
A, 11.00%, 8/01/15	Sri Lanka	13,400,000		LKR	107,053
A, 6.40%, 8/01/16	Sri Lanka	1,500,000		LKR	11,402
A, 8.00%, 11/15/18	Sri Lanka	3,780,000		LKR	29,582
A, 9.00%, 5/01/21	Sri Lanka	4,890,000		LKR	39,219
C, 8.50%, 4/01/18	Sri Lanka	2,890,000		LKR	22,971
D, 8.50%, 6/01/18	Sri Lanka	1,960,000		LKR	15,613
Government of the Philippines, senior note, 1.625%, 4/25/16	Philippines	19,230,000		PHP	436,221
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	South Korea	4,510,200,000		KRW	4,390,184

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
senior bond, 2.80%, 8/02/15	South Korea	6,330,230,000		KRW	6,183,490
senior bond, 2.81%, 10/02/15	South Korea	1,860,000,000		KRW	1,817,951
senior note, 2.82%, 8/02/14	South Korea	636,100,000		KRW	618,774
senior note, 2.78%, 10/02/14	South Korea	2,536,000,000		KRW	2,468,436
senior note, 2.84%, 12/02/14	South Korea	1,517,560,000		KRW	1,478,447
senior note, 2.74%, 2/02/15	South Korea	1,789,480,000		KRW	1,743,761
senior note, 2.76%, 6/02/15	South Korea	1,334,100,000		KRW	1,301,604
[a]Korea National Oil Corp., senior note, 144A, 2.875%, 11/09/15	South Korea	2,000,000			2,046,770
Korea Treasury Bond, senior note,
3.25%, 12/10/14	South Korea	636,530,000		KRW	621,013
3.25%, 6/10/15	South Korea	420,970,000		KRW	412,479
2.75%, 12/10/15	South Korea	1,527,740,000		KRW	1,493,139
3.00%, 12/10/16	South Korea	1,590,000,000		KRW	1,564,978
Letra Tesouro Nacional, Strip, 1/01/15	Brazil	10	[f]	BRL	4,213
[g]Nota Do Tesouro Nacional, Index Linked, 6.00%,
8/15/16	Brazil	789	[f]	BRL	866,687
5/15/17	Brazil	150	[f]	BRL	165,263
8/15/18	Brazil	1,810	[f]	BRL	1,983,795
Total Foreign Government and Agency Securities (Cost $84,849,315)					85,257,445
U.S. Government and Agency Securities 6.4%
U.S. Treasury Bond, 11.25%, 2/15/15	United States	3,000,000			3,180,468
U.S. Treasury Note,
4.125%, 5/15/15	United States	15,000,000			15,474,900
2.125%, 5/31/15	United States	44,200,000			44,937,256
1.875%, 6/30/15	United States	30,000,000			30,479,880
0.25%, 7/15/15	United States	5,000,000			5,005,860
4.25%, 8/15/15	United States	34,000,000			35,443,674
[h]Index Linked, 0.125%, 4/15/16	United States	3,233,002			3,302,967
Total U.S. Government and Agency Securities (Cost $137,622,783)					137,825,005
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 28.0%
Banks 10.3%
Banc of America Commercial Mortgage Trust,
2006-1, AJ, 5.46%, 9/10/45	United States	8,350,000			8,784,492
2006-4, AJ, 5.695%, 7/10/46	United States	7,087,000			7,402,761
2006-4, AM, 5.675%, 7/10/46	United States	710,000			770,276
Bear Stearns Commercial Mortgage Securities Inc.,
[c]2006-PW11, AJ, FRN, 5.605%, 3/11/39	United States	5,382,000			5,608,851
[c]2006-PW12, AJ, FRN, 5.751%, 9/11/38	United States	1,770,000			1,857,690
2006-PW13, AJ, 5.611%, 9/11/41	United States	7,000,000			7,324,093
[c]2007-PW16, AM, FRN, 5.706%, 6/11/40	United States	2,100,000			2,318,583
Bear Stearns Commercial Mortgage Securities Trust,
[c]2005-T20, A3, FRN, 5.137%, 10/12/42	United States	776,412			779,594
2006-PW13, A4, 5.54%, 9/11/41	United States	3,463,305			3,706,720
[c]2007-PW16, A4, FRN, 5.706%, 6/11/40	United States	1,710,000			1,893,728
Capital One Multi-Asset Execution Trust,
2006-A6, A3, 5.05%, 12/17/18	United States	6,100,000			6,504,445
[c]2007-A1, A1, FRN, 0.202%, 11/15/19	United States	12,220,000			12,166,043
[c]2007-A2, A2, FRN, 0.232%, 12/16/19	United States	11,390,000			11,346,860
[c]CD Commercial Mortgage Trust, 2005-CD1, AJ, FRN, 5.219%, 7/15/44	United States	3,258,000			3,401,896
Citibank Credit Card Issuance Trust,
2003-A7, A7, 4.15%, 7/07/17	United States	2,900,000			2,999,718
2005-A9, A9, 5.10%, 11/20/17	United States	6,200,000			6,559,653
[c]2006-A3, A3, FRN, 5.30%, 3/15/18	United States	2,160,000			2,319,012
[c]2008-A6, A6, FRN, 1.356%, 5/22/17	United States	5,780,000			5,828,806
[c]2013-A1, A1, FRN, 0.255%, 4/24/17	United States	11,540,000			11,538,032
[c]2013-A11, A11, FRN, 0.396%, 2/07/18	United States	9,620,000			9,631,501
[c]2013-A12, A12, FRN, 0.453%, 11/07/18	United States	6,200,000			6,211,656
[c]2014-A9, A9, FRN, 0.353%, 5/09/18	United States	2,180,000			2,182,347
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	United States	1,850,000			1,871,116
[c]2007-C6, AM, FRN, 5.706%, 6/10/17	United States	7,000,000			7,680,274
[c]Countrywide Asset-Backed Certificates,
2001-BC3, A, FRN, 0.635%, 12/25/31	United States	1,825			1,420

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
2002-3, 1A1, FRN, 0.895%, 5/25/32	United States	1,795	1,712
2004-1, M1, FRN, 0.905%, 3/25/34	United States	575,028	553,161
2004-7, MV3, FRN, 1.205%, 12/25/34	United States	905,605	902,608
2004-14, M1, FRN, 0.665%, 6/25/35	United States	905,957	904,171
Credit Suisse First Boston Mortgage Securities Corp.,
2004-6, 3A1, 5.00%, 9/25/19	United States	2,323,055	2,439,904
[c]2004-AR3, 5A1, FRN, 0.267%, 4/25/34	United States	2,647,398	2,732,837
2004-C5, A1A, 4.71%, 11/15/37	United States	5,863,050	5,910,781
[c]Granite Master Issuer PLC, 2006-3, A3, FRN, 0.236%, 12/20/54	United Kingdom	1,362,627	1,353,906
[c]Greenwich Capital Commercial Funding Corp., 2006-GG7,
AJ, FRN, 5.82%, 7/10/38	United States	6,800,000	7,086,644
AM, FRN, 5.82%, 7/10/38	United States	660,000	713,024
[c]Impac Secured Assets CMN Owner Trust, 04-4, M1, FRN, 0.665%, 2/25/35	United States	1,120,000	1,087,643
JP Morgan Chase Commercial Mortgage Securities Trust,
2004-LN2, A2, 5.115%, 7/15/41	United States	400,131	400,058
2006-CB17, AM, 5.464%, 12/12/43	United States	2,350,000	2,485,936
[c]2006-LDP7, AJ, FRN, 5.873%, 4/15/45	United States	7,000,000	7,177,555
LB-UBS Commercial Mortgage Trust,
2005-C3, A5, 4.739%, 7/15/30	United States	2,295,216	2,340,189
2006-C1, A4, 5.156%, 2/15/31	United States	1,500,000	1,572,272
[c]2006-C1, AJ, FRN, 5.276%, 2/15/41	United States	967,000	1,006,220
[c]2006-C4, AJ, FRN, 5.857%, 6/15/38	United States	4,000,000	4,251,040
[c]Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, FRN, 5.282%, 11/12/37	United States	1,750,000	1,828,444
[c]MLCC Mortgage Investors Inc., 2005-1, 2A2, FRN, 2.297%, 4/25/35	United States	941,910	924,869
[c]Morgan Stanley ABS Capital I Inc. Trust, 2005-WMC, M2, FRN, 0.89%, 1/25/35	United States	579,032	560,870
Morgan Stanley Capital I Trust,
2005-T17, A5, 4.78%, 12/13/41	United States	4,734,913	4,763,975
[c]2006-HQ8, A4, FRN, 5.417%, 3/12/44	United States	3,286,894	3,445,387
[c]2006-HQ8, AJ, FRN, 5.497%, 3/12/44	United States	7,000,000	7,150,353
[c]Wachovia Bank Commercial Mortgage Trust,
[a]2003-C7, F, 144A, FRN, 5.004%, 10/15/35	United States	1,500,000	1,512,380
2005-C17, B, FRN, 5.287%, 3/15/42	United States	3,000,000	3,059,994
2006-C23, AJ, FRN, 5.515%, 1/18/45	United States	8,000,000	8,443,032
2006-C27, AM, FRN, 5.795%, 7/17/45	United States	2,755,000	2,977,443
2006-C28, AM, FRN, 5.603%, 10/15/48	United States	330,000	357,269
[c]Wells Fargo Mortgage Backed Securities Trust,
2004-I, 2A1, FRN, 2.654%, 6/25/34	United States	2,704,247	2,720,984
2004-V, 2A1, FRN, 2.632%, 10/25/34	United States	2,568,728	2,617,329
2004-W, A9, FRN, 2.762%, 11/25/34	United States	259,165	268,337
2005-AR, 1A1, FRN, 2.61%, 2/25/35	United States	3,180,141	3,212,684
2005-AR10, 2A3, FRN, 2.616%, 6/25/35	United States	1,410,465	1,410,992
2005-AR9, 2A2, FRN, 2.641%, 10/25/33	United States	337,247	336,043
			219,199,613
Commercial & Professional Services 0.0%†
[c]Greenpoint Mortgage Funding Trust, 2005-HE4, 2A4C, FRN, 0.875%, 7/25/30	United States	147,427	147,103
Diversified Financials 17.4%
[c]Aames Mortgage Investment Trust, 2005-4, M1, FRN, 0.86%, 10/25/35	United States	466,286	466,777
[a]ABSC Manufactured Housing Contract Resecuritization Trust, 2004-0K1, A4, 144A,
5.019%, 4/16/30	United States	2,146,627	2,183,185
[c]American Express Credit Account Master Trust,
2005-2, A, FRN, 0.252%, 10/16/17	United States	1,200,000	1,199,540
2008-6, A, FRN, 1.352%, 2/15/18	United States	8,850,000	8,939,810
2012-1, A, FRN, 0.422%, 1/15/20	United States	11,890,000	11,912,936
2012-3, A, FRN, 0.302%, 3/15/18	United States	2,480,000	2,481,462
[c]American Home Mortgage Investment Trust, 2004-3, 4A, FRN, 1.837%, 10/25/34	United States	5,276,396	5,255,918
[c]Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates,
2004-R4, M1, FRN, 0.98%, 6/25/34	United States	1,746,123	1,712,013
2004-R7, A1, FRN, 0.595%, 8/25/34	United States	1,516,265	1,517,243
[a]Anthracite CDO II Ltd., 2002-2A, D, 144A, 6.97%, 12/24/37	United States	555,087	558,916
[a,c]Anthracite Ltd., 2004-1A, BFL, 144A, FRN, 0.705%, 3/23/39	Cayman Islands	1,603,410	1,593,148
[a]Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	1,900,000	1,869,372
[a,c]ARCap REIT Inc., 2004-RR3, A2, 144A, FRN, 4.76%, 9/21/45	United States	6,894,714	7,013,062
[a]ARCap Resecuritization Trust, 2004-A1, A, 144A, 4.73%, 4/21/24	United States	3,403,208	3,462,842
[a,c]ARES CLO Ltd., 2007-3RA, B, 144A, FRN, 0.603%, 4/16/21	United States	3,700,000	3,517,701
[a,c]ARES XI CLO Ltd., 2007-11A, A1C, 144A, FRN, 0.504%, 10/11/21	United States	2,540,246	2,484,589

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
[c]Argent Securities Inc., 2005-W2, A2C, FRN, 0.515%, 10/25/35	United States	1,155,000	1,068,534
[a,c]Babson CLO Inc., 2007-1A, A1, 144A, FRN, 0.459%, 1/18/21	United States	3,695,848	3,653,382
[c]Bank of America Credit Card Trust, 2014-A2, A, FRN, 0.422%, 9/16/19	United States	9,620,000	9,636,465
[c]Bayview Financial Acquisition Trust, 2004-D, M1, FRN, 0.784%, 8/28/44	United States	1,236,860	1,239,545
[c]Bear Stearns Alt-A Trust,
2004-10, 1A3, FRN, 1.155%, 9/25/34	United States	4,059,851	4,083,946
2004-13, A2, FRN, 1.035%, 11/25/34	United States	182,271	174,689
[a,c]Cent CDO XI Ltd., 2006-11A, B, 144A, FRN, 1.034%, 4/25/19	United States	1,280,000	1,216,819
Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2,
1A6, 5.351%, 2/25/35	United States	364,925	367,568
[c]2A2, FRN, 0.655%, 2/25/35	United States	13,246	12,138
[c]Chase Issuance Trust,
2007-A2, A2, FRN, 0.202%, 4/15/19	United States	6,468,000	6,445,226
2007-A8, A, FRN, 0.172%, 3/15/17	United States	600,000	599,645
2007-B1, B1, FRN, 0.402%, 4/15/19	United States	9,400,000	9,352,995
2007-C1, C1, FRN, 0.612%, 4/15/19	United States	3,800,000	3,779,184
2012-A6, A, FRN, 0.282%, 8/15/17	United States	10,620,000	10,621,869
2012-A9, A9, FRN, 0.302%, 10/16/17	United States	5,520,000	5,521,214
2013-A3, A3, FRN, 0.432%, 4/15/20	United States	6,147,000	6,158,821
2014-A3, A3, FRN, 0.352%, 5/15/18	United States	11,780,000	11,798,919
2014-A5, A5, FRN, 0.522%, 4/15/21	United States	7,310,000	7,327,131
[a,c]Chatham Light CLO Ltd., 2005-2A, A2, 144A, FRN, 0.623%, 8/03/19	United States	2,580,000	2,566,223
[a,c]Colony American Homes, 2014-1A, A, 144A, FRN, 1.40%, 5/17/31	United States	4,847,897	4,884,988
[a]ColumbusNova CLO IV Ltd., 2007-2A, B, 144A, 1.484%, 10/15/21	United States	760,000	744,610
[c]Commercial Mortgage Trust, 2007-C9, A1A, FRN, 6.01%, 12/10/49	United States	8,864,762	9,771,618
[a]Countryplace Manufactured Housing Contract Trust, 2005-A3, 144A, 4.80%, 12/15/35	United States	126,936	129,946
[c]Countrywide Home Loans,
04-11, 2A1, FRN, 2.243%, 7/25/34	United States	4,724,026	4,720,185
2004-6, 1A1, FRN, 2.687%, 5/25/34	United States	3,836,275	3,854,041
[a]Crest Ltd.,
2003-2A, C2, 144A, 5.709%, 12/28/38	United States	2,920,735	2,946,044
[c]2004-1A, B1, 144A, FRN, 0.725%, 1/28/40	United States	5,224,571	5,095,033
[a]CT CDO III Ltd., 2005-3A, C, 144A, 5.471%, 6/25/35	United States	2,500,000	2,486,845
[a,c]CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.466%, 10/20/43	United States	2,932,763	2,884,798
Discover Card Execution Note Trust,
[c]2010-A2, A2, FRN, 0.732%, 3/15/18	United States	5,000,000	5,025,520
2012-A3, A3, 0.86%, 11/15/17	United States	5,805,000	5,825,611
[c]2012-A5, A5, FRN, 0.352%, 1/16/18	United States	11,983,000	11,990,831
[c]2013-A6, A6, FRN, 0.602%, 4/15/21	United States	5,520,000	5,551,130
[c]2014-A1, A1, FRN, 0.582%, 7/15/21	United States	7,690,000	7,719,141
[a,c]Eaton Vance CDO Ltd., 2014-1A,
B, 144A, FRN, 2.285%, 7/15/26	United States	858,000	860,720
C, 144A, FRN, 3.235%, 7/15/26	United States	739,600	737,640
[a]Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%, 7/15/25	United States	630,000	637,018
[c]First Horizon Alternative Mortgage Securities Trust, 04-AA5, 2A1, FRN, 2.092%,
12/25/34	United States	3,616,162	3,562,547
Ford Credit Auto Owner Trust,
2012-A, A4, 1.15%, 6/15/17	United States	3,470,000	3,494,077
2012-D, A3, 0.51%, 4/15/17	United States	7,379,438	7,384,220
[a]G-Force LLC,
[c]2005-RR2, A3FL, 144A, FRN, 0.455%, 12/25/39	United States	2,405,209	2,326,415
2005-RRA, A2, 144A, 4.83%, 8/22/36	United States	2,309	2,364
2005-RRA, B, 144A, 5.09%, 8/22/36	United States	2,000,000	2,020,560
[c]GCCFC Commercial Mortgage Trust, 2006-GG7, A1A, FRN, 6.11%, 7/10/38	United States	6,269,386	6,687,140
[a,c]Gleneagles CLO Ltd., 2005-1A, A2, 144A, FRN, 0.625%, 11/01/17	United States	2,000,000	1,969,680
[i]GMAC Commercial Mortgage Securities Inc., 2005-C1, B, 4.936%, 5/10/43	United States	1,615,000	739,807
Green Tree Financial Corp., 1999-3, A7, 6.74%, 2/01/31	United States	313,447	315,155
[c]GSAA Home Equity Trust,
05-5, M3, FRN, 1.10%, 2/25/35	United States	5,950,000	5,451,539
FRN, 0.525%, 6/25/35	United States	841,606	807,654
[c]GSAMP Trust, 2005-HE3, M2, FRN, 1.16%, 6/25/35	United States	2,017,438	1,950,692
[a]Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%, 10/20/24	United States	570,000	583,669
[a,c]Hilton USA Trust, 2013-HLF, AFL, 144A, FRN, 1.156%, 11/05/30	United States	6,000,000	6,011,007
[c]JP Morgan Chase Commercial Mortgage Securities Trust,
2005-LDP5, A, FRN, 5.393%, 12/15/44	United States	1,150,000	1,164,360

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
2006-LDP7, A4, FRN, 5.873%, 4/15/45	United States	880,000		942,433
[c]JP Morgan Mortgage Acquisition Corp., 2006-ACC1, A4, FRN, 0.305%, 5/25/36	United States	306,627		302,424
[c]JP Morgan Mortgage Trust, 2004-A1, 5A1, FRN, 2.556%, 2/25/34	United States	153,390		153,646
[a,c]Kildare Securities Ltd., 2007-1A, A2, 144A, FRN, 0.35%, 12/10/43	Ireland	2,031,863		2,026,464
[a,c]Landmark IX CDO Ltd., 2007-9A, C, 144A, FRN, 0.934%, 4/15/21	United States	1,040,000		994,625
[a,c]LB-UBS Commercial Mortgage Trust, 2004-C7, H, 144A, FRN, 5.239%, 10/15/36	United States	980,000		996,067
[a,c]LNR CDO Ltd., 2003-1A, DFL, 144A, FRN, 2.255%, 7/23/36	Cayman Islands	1,350,000		1,336,372
[c]Long Beach Mortgage Loan Trust, 2005-WL2, M1, FRN, 0.625%, 8/25/35	United States	1,517,936		1,508,378
[a,c]Mach One Trust Commercial Mortgage-Backed, 2004-1A,
F, 144A, FRN, 5.923%, 5/28/40	United States	1,037,144		1,063,072
G, 144A, FRN, 6.82%, 5/28/40	United States	3,500,000		3,493,368
[c]MASTR Adjustable Rate Mortgages Trust,
2007-1, I2A2, FRN, 0.315%, 1/25/47	United States	2,365,487		2,343,893
2007-3, 12A2, FRN, 0.355%, 5/25/47	United States	908,089		893,445
MASTR Alternative Loan Trust,
2003-1, 3A1, 5.00%, 2/25/18	United States	1,053,997		1,087,948
2003-6, 2A1, 5.00%, 8/25/18	United States	2,389,094		2,487,521
2003-9, 1A1, 5.50%, 12/25/18	United States	994,166		1,031,837
2004-4, 5A1, 5.50%, 4/25/19	United States	2,568,981		2,691,551
[c]2004-11, 2A1, FRN, 5.561%, 11/25/19	United States	2,370,613		2,490,252
Mercedes-Benz Auto Lease Trust, 2013-A, A4, 0.72%, 12/17/18	United States	1,150,000		1,151,750
[c]Merrill Lynch Mortgage Investors Trust Inc.,
2003-E, A1, FRN, 0.775%, 10/25/28	United States	1,745,806		1,734,781
2003-G, A2, FRN, 1.002%, 1/25/29	United States	1,593,310		1,608,660
[c]ML-CFC Commercial Mortgage Trust, 2006-3, A1A, FRN, 5.409%, 7/12/46	United States	3,049,936		3,281,803
[a,c]N-Star Real Estate CDO IV Ltd., 2005-4A, A, 144A, FRN, 0.504%, 7/27/40	Cayman Islands	1,898,001		1,866,711
[a,c]N-Star Real Estate CDO Ltd., 2006-6A, A1, 144A, FRN, 0.561%, 6/16/41	Cayman Islands	3,290,095		3,160,910
[c]New York Mortgage Trust, 2005-3, M1, FRN, 0.605%, 2/25/36	United States	770,985		711,026
[a,c]Newcastle CDO Ltd., 2004-5A, 1, 144A, FRN, 0.571%, 12/24/39	United States	1,520,554		1,480,133
[c]Ownit Mortgage Loan Asset-Backed Certificates, 2005-2, M4, FRN, 1.085%, 3/25/36	United States	3,100,000		3,058,028
[c]Park Place Securities Inc. Asset-Backed Pass-Through Certificates,
2004-MCW1, M1, FRN, 1.093%, 10/25/34	United States	451,177		449,889
2004-WHQ2, M2, FRN, 1.10%, 2/25/35	United States	2,762,491		2,785,610
[c]Park Place Securities Inc., 2005-WCW1, M1, FRN, 0.605%, 9/25/35	United States	1,895,000		1,885,986
[a,c]Pegasus 2006-1 Ltd., 2006-1A, A1, 144A, FRN, 0.555%, 7/25/49	United States	2,900,000		2,660,750
[c]RAAC, 04-SP1, AII, FRN, 0.855%, 3/25/34	United States	1,039,356		997,000
[c]Residential Funding Mortgage Securities II, 2004-HI3, A5, FRN, 5.48%, 6/25/34	United States	672,450		699,469
[a,c]Resource Capital Corp. Ltd., 2014-CRE2, A, 144A, FRN, 1.204%, 4/15/32	Cayman Islands	3,236,000		3,236,000
[a,c]Seawall SPC, 2006-1A, C1, 144A, FRN, 1.402%, 4/15/46	United States	1,000,000		990,000
[c]Sequoia Mortgage Trust, 2003-4,
1A1, FRN, 0.776%, 7/20/33	United States	502,480		476,874
1A2, FRN, 0.987%, 7/20/33	United States	456,272		433,015
[a,c,d]Silver Bay Realty Trust, 2014-1,
A, 144A, FRN, 1.205%, 9/17/31	United States	1,250,000		1,250,000
B, 144A, FRN, 1.655%, 9/17/31	United States	540,000		540,000
[c]Structured Asset Investment Loan Trust, 2004-BNC2, A2, FRN, 1.195%, 12/25/34	United States	3,688,442		3,635,227
[c,i]Structured Asset Mortgage Investments Trust, 2003-AR1, A1, FRN, 0.896%, 10/19/33	United States	585,887		559,286
[c]Structured Asset Mortgage Investments II Trust, 2004-AR6, A1A, FRN, 0.856%,
2/19/35	United States	3,338,764		3,169,986
[c]Structured Asset Securities Corp., 2006-WF1, A5, FRN, 0.455%, 2/25/36	United States	1,569,790		1,545,010
[b,c]Talisman 6 Finance, Reg S, FRN, 0.382%, 10/22/16	Germany	3,732,683	EUR	4,878,994
[c]Thornburg Mortgage Securities Trust, 2007-4, 1A1, FRN, 2.341%, 9/25/37	United States	1,348,823		1,335,233
[a,c]Trade MAPS Ltd., 2013-1A, A, 144A, FRN, 0.853%, 12/10/18	Ireland	8,500,000		8,522,228
[a,c]Turquoise Card Backed Securities PLC, 2011-1A, A, 144A, FRN, 0.902%, 9/15/16	United Kingdom	3,600,000		3,602,768
Vanderbilt Acquistion Loan Trust, 2002-1, M1, 7.33%, 5/07/32	United States	372,169		406,126
[a,c]Veritas CLO Ltd., 2006-2A, A2, 144A, FRN, 0.564%, 7/11/21	United States	2,000,000		1,959,100
WaMu Mortgage Pass-Through Certificates,
[c]2005-AR8, 2A1A, FRN, 0.445%, 7/25/45	United States	2,041,423		1,952,802
2005-AR13, A1A1, 0.445%, 10/25/45	United States	7,248,828		6,897,789
[c]2005-AR19, A1A1, FRN, 0.425%, 12/25/45	United States	5,373,359		5,179,144
[c]Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates, 2004-1, A3, FRN,
0.525%, 4/25/34	United States	1,980,000		1,885,536
[a,c]West CLO Ltd., 2014-1A,
A2, 144A, FRN, 2.333%, 7/18/26	United States	1,360,000		1,360,000

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)

B, 144A, FRN, 3.083%, 7/18/26	United States	3,590,000	3,506,712
			372,827,064
Real Estate 0.3%
[a,c]American Homes 4 Rent, 2014-SFR1, A, 144A, FRN, 1.25%, 6/17/31	United States	3,185,254	3,192,220
[c]Citigroup Mortgage Loan Trust Inc., 2006-WFH3, A3, FRN, 0.305%, 10/25/36	United States	547,049	546,007
[c]Novastar Home Equity Loan, 2004-4, M4, FRN, 1.805%, 3/25/35	United States	2,000,000	1,969,380
			5,707,607
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $593,528,166)			597,881,387
Mortgage-Backed Securities 4.2%
[c]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.9%
FHLMC, 1.78% - 6.345%, 11/01/17 - 9/01/41	United States	19,269,238	20,381,009
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.0%†
FHLMC Gold 15 Year, 5.00%, 10/01/23	United States	273,114	295,311
FHLMC Gold 15 Year, 6.00%, 6/01/23	United States	106,206	117,589
FHLMC Gold 30 Year, 5.00%, 1/01/39	United States	406,575	446,682
			859,582
[c]Federal National Mortgage Association (FNMA) Adjustable Rate 2.6%
FNMA, 1.185% - 2.261%, 3/01/17 - 10/01/44	United States	20,188,144	21,253,878
FNMA, 2.261% - 2.50%, 5/01/18 - 4/01/40	United States	18,254,914	19,360,814
FNMA, 1.185% - 6.22%, 8/01/15 - 3/01/50	United States	13,586,205	14,368,310
			54,983,002
Federal National Mortgage Association (FNMA) Fixed Rate 0.7%
FNMA 15 Year, 3.50%, 10/01/25	United States	2,654,057	2,800,916
FNMA 15 Year, 4.00%, 12/01/25	United States	4,295,517	4,598,279
FNMA 15 Year, 4.50%, 5/01/16 - 6/01/25	United States	6,223,183	6,580,744
FNMA 30 Year, 5.00%, 3/01/38	United States	109,976	121,307
			14,101,246
[c]Government National Mortgage Association (GNMA) Adjustable Rate
0.0%†
GNMA, 1.625%, 4/20/26 - 9/20/26	United States	39,163	40,441
Total Mortgage-Backed Securities (Cost $89,353,861)			90,365,280
Municipal Bonds 1.2%
Acalanes UHSD, GO, Contra Costa County, Refunding, 1.427%, 8/01/18	United States	1,000,000	980,680
Alabama State Public School and College Authority Revenue, Capital Improvement
Bonds, Pre-Refunded, 5.00%, 12/01/25	United States	1,500,000	1,713,555
Arkansas State GO, Four-Lane Highway Construction and Improvement Bonds, 3.25%,
6/15/22	United States	3,000,000	3,160,380
[c]California State Judgment Trust COP, FRN, 1.585%, 6/01/15	United States	540,000	527,872
California State Public Works Board Lease Revenue, Various Capital Projects, Series
E, 3.183%, 12/01/14	United States	3,035,000	3,059,189
Colorado State ISD, GO, Mitchell and Scurry Counties, School Building, PSF
Guarantee, 5.00%, 8/15/43	United States	350,000	389,189
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 2.107%,
7/01/18	United States	2,000,000	2,019,420
Minnesota State GO, Series C, 2.50%, 8/01/18	United States	1,500,000	1,548,150
Modesto Irrigation District Financing Authority Revenue, Domestic Water Project,
Refunding, Series G, AGMC Insured, 5.00%, 9/01/21	United States	1,000,000	1,167,470
Puerto Rico Sales Tax FICO Sales Tax Revenue, Refunding, Series A, NATL RE, FGIC
Insured, zero cpn., 8/01/45	United States	4,305,000	558,531
Rhode Island State and Providence Plantations GO, Consolidated Capital Development
Loan of 2012, Refunding, Series A, 5.00%, 8/01/19	United States	2,500,000	2,925,650
Riverside County RDA Tax Allocation, Housing, Series A-T,
5.00%, 10/01/14	United States	1,030,000	1,032,235
6.00%, 10/01/15	United States	1,075,000	1,100,327
6.25%, 10/01/16	United States	1,140,000	1,179,398
University of California Revenues, General, Series AK, 5.00%, 5/15/48	United States	2,750,000	3,334,595
Total Municipal Bonds (Cost $23,923,110)			24,696,641
		Shares
Litigation Trusts (Cost $—) 0.0%
[j,k]NewPage Corp., Litigation Trust	United States	500,000	—

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
	Counterparty	Notional Amount*
Options Purchased 0.0%†
Calls - Over-the-Counter
Credit Default Swaptions 0.0%†
Buy protection on CDX.NA.HY.22, Premium Rate 5.00%, Strike Price $103, Expires
9/17/14	CITI	10,600,000	[l]		41,168
Buy protection on CDX.NA.IG.22, Premium Rate 1.00%, Strike Price $80, Expires
12/17/14	FBCO	32,000,000	[l]		79,008
Buy protection on CDX.NA.IG.22, Premium Rate 1.00%, Strike Price $90, Expires
9/17/14	JPHQ	32,000,000	[l]		15,584

					135,760
Currency Options 0.0%†
USD/KRW, October Strike Price 1,040 KRW, Expires 10/16/14	BZWS	3,500,000	[l]		31,745
USD/KRW, December Strike Price 1,068 KRW, Expires 12/15/14	BZWS	2,100,000	[l]		16,420
USD/MXN, December Strike Price 13.80 MXN, Expires 12/15/14	CITI	1,600,000	[l]		16,712
USD/MYR, December Strike Price 3.37 MYR, Expires 12/15/14	CITI	1,600,000	[l]		6,504

					71,381
Puts - Over-the-Counter
Currency Options 0.0%†
EUR/PLN, October Strike Price 4.13 PLN, Expires 10/22/14	BZWS	3,870,831	[l]	EUR	17,388

Total Options Purchased (Cost $324,989)					224,529
Total Investments before Short Term Investments (Cost $1,825,362,721)					1,840,483,738
	Country	Principal Amount*
Short Term Investments 13.0%
Foreign Government and Agency Securities 0.1%
[m]Bank of Negara Monetary Notes, 8/05/14 - 11/06/14	Malaysia	5,110,000		MYR	1,590,600
Korea Monetary Stabilization Bond, senior bond, 2.72%, 9/09/14	South Korea	64,000,000		KRW	62,276
[m]Philippine Treasury Bills, 8/06/14 - 11/05/14	Philippines	14,175,000		PHP	324,539
Total Foreign Government and Agency Securities (Cost $1,968,849)					1,977,415
U.S. Government and Agency Securities 7.7%
[m]U.S. Treasury Bill,
8/07/14	United States	41,200,000			41,199,959
8/14/14	United States	49,750,000			49,749,851
9/04/14	United States	25,000,000			24,999,875
10/02/14	United States	22,500,000			22,499,707
10/16/14 - 11/06/14	United States	25,900,000			25,898,692
Total U.S. Government and Agency Securities (Cost $164,345,823)					164,348,084
Municipal Bonds 0.4%
[n]University of California Revenues,
Series Y-1, Monthly VRDN and Put, 0.652%, 7/01/41	United States	7,600,000			7,632,224
Series Y-2, Monthly VRDN and Put, 0.652%, 7/01/41	United States	390,000			391,654
Total Municipal Bonds (Cost $7,990,000)					8,023,878
Total Investments before Money Market Funds (Cost $1,999,667,393)					2,014,833,115
		Shares
Money Market Funds (Cost $102,059,047) 4.8%
[j,o]Institutional Fiduciary Trust Money Market Portfolio	United States	102,059,047			102,059,047

Franklin Investors Securities Trust

Statement of Investments, July 31, 2014 (unaudited) (continued)
Total Investments (Cost $2,101,726,440) 99.1%				2,116,892,162
Options Written (0.0)%†				(3,721)
Other Assets, less Liabilities 0.9%				20,145,685
Net Assets 100.0%				$2,137,034,126
	Counterparty	Notional Amount*
Options Written (Premiums received $35,151) (0.0)%†
Calls - Over-the-Counter
Currency Options (0.0)%†
USD/KRW, October Strike Price 1,100 KRW, Expires 10/16/14	BZWS	3,500,000	[l]	(3,721)

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
July 31, 2014, the aggregate value of these securities was $272,837,716, representing 12.77% of net assets.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2014, the aggregate value of these securities was $42,213,442, representing 1.98% of net assets.
cThe coupon rate shown represents the rate at period end.
dA portion or all of the security purchased on a when-issued or delayed delivery basis.
ePrincipal amount is stated in 100 Mexican Peso Units.
fPrincipal amount is stated in 1,000 Brazilian Real Units.
gRedemption price at maturity is adjusted for inflation.
hPrincipal amount of security is adjusted for inflation.
iThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
jNon-income producing.
kSecurity has been deemed illiquid because it may not be able to be sold within seven days.
lAmount represents notional amount under the terms of the option.
mThe security is traded on a discount basis with no stated coupon rate.
nVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.
oThe Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At July 31, 2014, the fund had the following financial futures contracts outstanding. See Note 3.

Financial Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
CME Ultra Long Term U.S. Treasury Bond	Short	17	$2,564,344	9/19/14	$-	$(3,496)
U.S. Treasury 5 Year Note	Short	375	44,563,477	9/30/14	387,485	-
U.S. Treasury 10 Year Note	Short	453	56,448,047	9/19/14	466,024	-
U.S. Treasury 30 Year Bond	Short	5	687,031	9/19/14	1,745	-
Unrealized appreciation (depreciation)					855,254	(3,496)
Net unrealized appreciation (depreciation)					$851,758

Franklin Investors Securities Trust

Statement of Investments, July 31, 2014 (unaudited) (continued)

At July 31, 2014, the fund had the following financial futures contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*	Date	Appreciation	Depreciation
Euro	BZWS	Buy	1,953,780	2,630,608	8/04/14	$-	$(14,659)
Euro	BZWS	Sell	1,953,780	2,594,327	8/04/14	-	(21,623)
Euro	CITI	Buy	35,024	46,855	8/08/14	40	-
Euro	CITI	Sell	35,024	46,627	8/08/14	-	(267)
Euro	DBAB	Buy	549,468	734,914	8/08/14	788	-
Euro	DBAB	Sell	549,468	735,353	8/08/14	-	(348)
Euro	CITI	Buy	4,238	5,670	8/11/14	5	-
Euro	CITI	Sell	4,238	5,647	8/11/14	-	(27)
Euro	DBAB	Buy	43,385	58,027	8/15/14	64	-
Euro	DBAB	Sell	43,385	57,595	8/15/14	-	(496)
Euro	MSCO	Buy	150,593	201,479	8/15/14	160	-
Euro	MSCO	Sell	150,593	199,836	8/15/14	-	(1,803)
Euro	DBAB	Sell	1,629,600	2,173,932	8/20/14	-	(8,078)
Euro	BZWS	Sell	12,954	17,366	8/25/14	21	-
Euro	DBAB	Sell	745,657	1,000,000	8/27/14	1,555	-
Euro	JPHQ	Sell	29,904	39,989	8/27/14	-	(53)
Japanese Yen	DBAB	Sell	137,620,000	1,400,000	8/27/14	61,983	-
Malaysian Ringgit	JPHQ	Buy	90,000	26,799	8/27/14	1,307	-
Philippine Peso	JPHQ	Buy	94,860,000	2,137,449	8/29/14	36,093	-
Euro	DBAB	Sell	282,500	372,812	9/05/14	-	(5,471)
Euro	BZWS	Sell	24,226	32,366	9/19/14	-	(76)
Euro	BZWS	Sell	16,837	22,793	9/24/14	246	-
Euro	DBAB	Sell	202,911	274,660	9/29/14	2,928	-
British Pound	DBAB	Sell	1,053,750	1,642,796	10/01/14	-	(135,185)
Euro	DBAB	Sell	2,187,500	2,820,781	10/17/14	-	(108,858)
Euro	HSBC	Sell	6,000	8,148	10/20/14	113	-
Malaysian Ringgit	JPHQ	Buy	108,000	33,384	10/20/14	237	-
Chilean Peso	CITI	Buy	47,586,000	91,336	10/24/14	-	(8,869)
Japanese Yen	DBAB	Sell	59,567,300	613,976	10/29/14	34,573	-
Chilean Peso	DBAB	Buy	457,429,000	867,707	10/31/14	-	(75,477)
Euro	DBAB	Sell	82,500	110,938	11/03/14	441	-
Japanese Yen	JPHQ	Sell	55,436,000	560,582	11/13/14	21,278	-
Euro	MSCO	Sell	150,590	202,662	11/17/14	956	-
Singapore Dollar	MSCO	Buy	2,682,949	2,152,645	11/17/14	-	(1,884)
Euro	DBAB	Sell	893,017	1,210,752	11/18/14	14,611	-
Euro	JPHQ	Sell	2,600,000	3,531,032	11/18/14	48,491	-
Malaysian Ringgit	DBAB	Buy	93,480	28,686	11/19/14	363	-
Japanese Yen	JPHQ	Sell	172,318,944	1,727,482	11/20/14	50,969	-
Malaysian Ringgit	HSBC	Buy	48,000	14,742	11/20/14	173	-
Euro	DBAB	Sell	761,324	1,031,595	11/28/14	11,804	-
Euro	MSCO	Sell	827,000	1,120,387	12/04/14	12,596	-
Japanese Yen	DBAB	Sell	340,400,000	3,306,941	12/22/14	-	(5,983)
Malaysian Ringgit	DBAB	Buy	134,200	40,060	1/07/15	1,518	-
British Pound	DBAB	Sell	3,387,851	5,542,186	1/09/15	-	(167,595)

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
Canadian Dollar	BZWS	Buy	789,000	713,923		1/09/15	6,934	-
Canadian Dollar	CITI	Buy	259,000	231,271		1/09/15	5,360	-
Canadian Dollar	DBAB	Buy	977,000	879,503		1/09/15	13,117	-
Chilean Peso	BZWS	Buy	315,400,000	544,262		1/09/15	-	(1,125)
Euro	BZWS	Sell	140,843	193,858		1/09/15	5,166	-
Euro	CITI	Sell	352,000	476,992		1/09/15	5,406	-
Euro	DBAB	Buy	2,773,052	3,858,979		1/09/15	-	(143,830)
Euro	DBAB	Sell	16,020,696	21,778,193		1/09/15	314,736	-
Euro	JPHQ	Sell	66,188	91,066		1/09/15	2,392	-
Japanese Yen	BZWS	Sell	76,810,000	752,083		1/09/15	4,391	-
Japanese Yen	CITI	Sell	153,390,000	1,500,496		1/09/15	7,351	-
Japanese Yen	DBAB	Sell	4,894,210,920	47,145,998		1/09/15	61,718	(557,481)
Japanese Yen	GSCO	Sell	51,310,000	501,148		1/09/15	1,680	-
Japanese Yen	HSBC	Sell	77,220,000	764,577		1/09/15	12,894	-
Japanese Yen	JPHQ	Sell	179,653,000	1,766,988		1/09/15	18,190	-
Malaysian Ringgit	DBAB	Buy	462,000	136,699		1/09/15	6,422	-
Singapore Dollar	DBAB	Buy	757,560	600,523		1/09/15	6,814	-
Euro	DBAB	Sell	1,727,000	2,251,851		2/06/15	-	(62,183)
British Pound	DBAB	Sell	1,615,576	2,677,252		2/09/15	-	(44,404)
Canadian Dollar	BZWS	Buy	165,000	147,668		2/09/15	2,969	-
Canadian Dollar	HSBC	Buy	276,000	246,994		2/09/15	4,981	-
Chilean Peso	JPHQ	Buy	191,826,250	327,237		2/09/15	2,270	-
Euro	DBAB	Sell	9,451,274	13,104,439		2/09/15	440,303	-
Euro	JPHQ	Sell	923,800	1,284,486		2/09/15	46,649	-
Singapore Dollar	DBAB	Buy	429,000	338,729		2/09/15	5,219	-
Singapore Dollar	HSBC	Buy	490,000	386,934		2/09/15	5,919	-
Singapore Dollar	JPHQ	Buy	304,000	240,085		2/09/15	3,645	-
Canadian Dollar	DBAB	Buy	1,250,640	1,140,055		3/09/15	986	-
Chilean Peso	JPHQ	Buy	29,522,000	51,477		3/09/15	-	(880)
Chilean Peso	MSCO	Buy	62,760,000	111,025		3/09/15	-	(3,463)
Euro	DBAB	Sell	18,780,307	25,599,186		3/09/15	430,473	-
Euro	GSCO	Sell	420,000	575,631		3/09/15	12,762	-
Japanese Yen	DBAB	Sell	557,380,500	5,456,175		3/09/15	26,820	-
Japanese Yen	HSBC	Sell	99,540,000	973,782		3/09/15	4,179	-
Japanese Yen	JPHQ	Sell	292,080,000	2,856,749		3/09/15	11,645	-
Japanese Yen	MSCO	Sell	211,800,000	2,085,939		3/09/15	22,829	-
Singapore Dollar	DBAB	Buy	6,113,400	4,878,059		3/09/15	23,574	-
Singapore Dollar	HSBC	Buy	369,000	295,332		3/09/15	526	-
Swedish Krona	DBAB	Buy	40,000,000	4,385,580	EUR	3/09/15	-	(82,868)
Swiss Franc	DBAB	Buy	462,938	512,099		4/16/15	-	(1,445)
Swiss Franc	DBAB	Sell	462,938	521,150		4/16/15	10,495	-
Chilean Peso	MSCO	Buy	614,647,000	1,061,750		5/07/15	-	(13,335)
Euro	CITI	Sell	39,262	52,592		5/07/15	-	(47)
Euro	DBAB	Sell	20,339,684	27,709,714		5/07/15	441,317	(1,119)
Euro	DBAB	Sell	4,600,000	6,061,420		6/05/15	-	(107,756)
Euro	DBAB	Sell	82,500	110,798		11/03/15	-	(26)
Euro	DBAB	Sell	1,727,000	2,259,908		2/05/16	-	(62,365)
Euro	DBAB	Sell	2,360,000	3,106,468		3/01/16	-	(67,852)
Euro	DBAB	Sell	2,300,000	3,021,510		4/07/16	-	(73,348)
Euro	DBAB	Sell	3,300,000	4,453,350		8/05/16	7,114	-

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
Euro	DBAB	Buy	2,082,500	2,764,519	11/03/16	44,069	-
Euro	DBAB	Sell	2,082,500	2,795,756	11/03/16	-	(12,832)
Unrealized appreciation (depreciation)						2,324,628	(1,793,111)
Net unrealized appreciation (depreciation)						$531,517
[a]May be comprised of multiple contracts using the same currency and settlement date.
*In U.S. dollars unless otherwise indicated.

At July 31, 2014, the fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
				Periodic		Upfront
		Notional		Payment Expiration		Premiums	Unrealized	Unrealized	Market
Description	Counterparty[a]	Amount[b]		Rate	Date	Paid (Received) Appreciation Depreciation			Value	Rating[c]
OTC Swaps
Contracts to Buy Protection
Single Name
Centex Corp.	FBCO	1,000,000		5.00%	6/20/16	$(47,305)	$-	$(45,630)	$(92,935)
Centex Corp.	JPHQ	4,000,000		5.00%	6/20/16	(226,491)	-	(145,248)	(371,739)
Constellation Brands Inc.	DBAB	6,600,000		5.00%	6/20/17	(691,051)	-	(157,566)	(848,617)
Constellation Brands Inc.	GSCO	5,000,000		5.00%	12/20/14	(84,840)	-	(9,755)	(94,595)
D.R. Horton Inc.	CITI	1,500,000		5.00%	6/20/17	(118,352)	-	(54,489)	(172,841)
D.R. Horton Inc.	JPHQ	2,400,000		5.00%	3/20/16	(151,848)	-	(25,970)	(177,818)
Dean Foods Co.	DBAB	4,255,000		5.00%	6/20/16	(259,801)	-	(85,012)	(344,813)
Dean Foods Co.	JPHQ	2,609,000		5.00%	6/20/16	(146,034)	-	(65,392)	(211,426)
DPL Inc.	JPHQ	6,000,000		5.00%	12/20/16	(546,001)	9,013	-	(536,988)
Embarq Corp.	BZWS	3,000,000		5.00%	6/20/16	(146,443)	-	(122,845)	(269,288)
First Data Corp.	BZWS	2,450,000		5.00%	3/20/15	(38,086)	-	(29,031)	(67,117)
First Data Corp.	DBAB	650,000		5.00%	3/20/15	(9,975)	-	(7,832)	(17,807)
Ford Motor Credit Co. LLC	GSCO	5,000,000		5.00%	6/20/15	(196,180)	-	(20,778)	(216,958)
Government of Ireland	MSCO	2,000,000	EUR	1.00%	3/20/15		-	(106,345)	(14,868)
						91,477
Hospitality Properties Trust	BOFA	3,000,000		5.00%	3/20/17	(305,658)	-	(31,301)	(336,959)
International Lease Finance Corp.	DBAB	8,325,000		5.00%	9/20/15	(408,958)	26,898	-	(382,060)
Kinder Morgan Inc.	GSCO	8,500,000		5.00%	3/20/16	(607,847)	-	(2,993)	(610,840)
Merrill Lynch & Co. Inc.	FBCO	2,000,000		1.00%	9/20/17	3,013	-	(34,116)	(31,103)
The New York Times Co.	GSCO	2,000,000		5.00%	12/20/16	(82,667)	-	(132,311)	(214,978)
Pactiv LLC	BZWS	2,100,000		5.00%	6/20/17	(144,450)	-	(53,789)	(198,239)
PPL Energy Supply LLC	JPHQ	8,000,000		5.00%	6/20/16	(645,462)	-	(17,730)	(663,192)
Springleaf Finance Corp.	GSCO	7,000,000		5.00%	12/20/15	(165,221)	-	(214,142)	(379,363)
Tenet Healthcare Corp	BZWS	5,600,000		5.00%	12/20/16	(404,979)	-	(87,838)	(492,817)
USG Corp.	GSCO	7,220,000		5.00%	12/20/16	(431,317)	-	(259,829)	(691,146)
Contracts to Sell Protection[d]
Single Name
Anadarko Petroleum Corp	BZWS	4,300,000		1.00%	9/20/19	103,813	-	(5,696)	98,117	BBB-
Bank of America Corp.	FBCO	2,000,000		1.00%	9/20/17	(3,013)	37,204	-	34,191	A-
Berkshire Hathaw ay Inc.	BOFA	2,700,000		1.00%	9/20/15	15,360	13,754	-	29,114	AA
Berkshire Hathaw ay Inc.	BZWS	5,000,000		1.00%	9/20/17	(46,268)	163,406	-	117,138	AA
Berkshire Hathaw ay Inc.	GSCO	1,400,000		1.00%	9/20/17	(422)	33,220	-	32,798	AA
First Data Corp.	BZWS	2,600,000		5.00%	3/20/16	25,064	136,721	-	161,785	B-
First Data Corp.	DBAB	500,000		5.00%	3/20/16	(1,443)	32,556	-	31,113	B-
Ford Motor Credit Co. LLC	BZWS	4,000,000		5.00%	3/20/19	732,063	17,229	-	749,292	BBB-
Government of Lithuania	FBCO	250,000		1.00%	6/20/16	(4,240)	7,406	-	3,166	BBB
Government of Portugal	JPHQ	5,300,000		1.00%	9/20/19	(259,444)	33,112	-	(226,332)	NR
PSEG Pow er LLC	JPHQ	5,500,000		1.00%	6/20/19	(20,181)	30,278	-	10,097	BBB+
Tate & Lyle International Finance PLC	CITI	3,000,000	EUR	1.00%	9/20/19	67,369	-	(9,141)	58,228	BBB
Tenet Healthcare Corp.	BZWS	4,000,000		5.00%	12/20/18	235,534	140,505	-	376,039	CCC+

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
Traded Index
CMBX.NA.AJ.2	FBCO	843,866	1.09%	3/15/49	(122,956)	51,311	-	(71,645)	Non Investment
									Grade
CMBX.NA.AM.2	FBCO	8,000,000	0.50%	3/15/49	(113,185)	-	(2,015)	(115,200)	Investment
									Grade
LCDX.NA.20	FBCO	2,134,000	2.50%	6/20/18	41,800	47,004	-	88,804	Non Investment
									Grade
LCDX.NA.21	FBCO	1,287,000	2.50%	12/20/18	43,547	15,976	-	59,523	Non Investment
									Grade
MCDX.NA.21	CITI	4,350,000	1.00%	12/20/18	(72,012)	51,050	-	(20,962)	Investment
									Grade
MCDX.NA.22	CITI	4,500,000	1.00%	6/20/19	49,189	9,335	-	58,524	Investment
									Grade
OTC Sw aps unrealized appreciation (depreciation)						855,978	1,726,794
Net unrealized appreciation (depreciation)							$(870,816)

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives w ith the applicable counterparty exceeds the minimum transfer amount, w hich typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Counterparty	Collateral Posted (Received)
BOFA	$370,000
BZWS	(250,000)
CITI	320,000
DBAB	2,200,000
FBCO	90,000
GSCO	2,390,000
JPHQ	2,200,000
Total collateral	$7,320,000

bIn U.S. dollars unless otherw ise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association w ith the contracts.
cBased on Standard and Poor's (S&P) Rating for single name sw aps and internal ratings for index sw aps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name sw aps and failure to pay or bankruptcy of the underlying securities for traded index sw aps.

Cross-Currency Swap Contracts

		Expiration	Notional		Unrealized	Unrealized
Description	Counterparty	Date	Amount		Appreciation	Depreciation

Receive Fixed semi-annual 4.50%			2,747,819	USD
	CITI	1/01/16			$-	$(131,046)
Pay Fixed annual 4.00%			16,000,000	DKK

Receive Fixed semi-annual 2.47%			2,953,953	USD
	DBAB	1/04/16			-	(101,107)
Pay Fixed annual 2.00%			17,000,000	DKK

Receive Float quarterly 3-month USD BBA LIBOR + 2.18%			3,922,448	USD
	CITI	10/13/17			72,249	-
Pay Fixed annual 2.125%			3,500,000	CHF

Unrealized appreciation (depreciation)					72,249	(232,153)
Net unrealized appreciation (depreciation)						$(159,904)

Franklin Investors Securities Trust

Statement of Investments, July 31, 2014 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BOFA Bank of America, N.A.
BZWS Barclays Bank PLC
CITI Citigroup, Inc.
DBAB Deutsche Bank AG
FBCO Credit Suisse Group AG
GSCO The Goldman Sachs Group, Inc.
HSBC HSBC Bank USA, N.A.
JPHQ JP Morgan Chase & Co.
MSCO Morgan Stanley

Currency

BRL Brazilian Real
CHF Swiss Franc
EUR Euro
GBP British Pound
HUF Hungarian Forint
KRW South Korean Won
LKR Sri Lankan Rupee
MXN Mexican Peso
MYR Malaysian Ringgit
PHP Philippine Peso
PLN Polish Zloty
SGD Singapore Dollar

Selected Portfolio

AGMC Assured Guaranty Municipal Corp.
CD Certificate of Deposit
CDO Collateralized Debt Obligation
CLO Collateralized Loan Obligation
COP Certificate of Participation
ETF Exchange Traded Fund
FGIC Financial Guaranty Insurance Co.
FICO Financing Corp.
FRN Floating Rate Note
GO General Obligation
ISD Independent School District
NATL National Public Financial Guarantee Corp.
NATL RE National Public Financial Guarantee Corp. Reinsured
PSF Permanent School Fund
RDA Redevelopment Agency/Authority
REIT Real Estate Investment Trust
UHSD Unified/Union High School District
USD Unified/Union School District

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited)

Franklin Real Return Fund	Country	Shares	Value
Common Stocks and Other Equity Interests 16.4%
Capital Goods 0.0%†
[a]NOW Inc.	United States	3,675	$118,298
Diversified Financials 8.1%
SPDR Dow Jones REIT ETF	United States	383,000	31,834,960
Energy 5.3%
Anadarko Petroleum Corp.	United States	29,700	3,173,445
Chevron Corp.	United States	17,500	2,261,700
Devon Energy Corp.	United States	15,000	1,132,500
Exxon Mobil Corp.	United States	26,077	2,580,058
Halliburton Co.	United States	27,400	1,890,326
Marathon Oil Corp.	United States	33,200	1,286,500
National Oilwell Varco Inc.	United States	14,700	1,191,288
Noble Energy Inc.	United States	15,900	1,057,191
Occidental Petroleum Corp.	United States	12,500	1,221,375
Peabody Energy Corp.	United States	43,200	655,344
Schlumberger Ltd.	United States	19,350	2,097,347
[a]Southwestern Energy Co.	United States	24,900	1,010,442
[a]Weatherford International PLC	United States	70,700	1,581,559
			21,139,075
Materials 3.0%
BHP Billiton Ltd., ADR	Australia	19,100	1,357,819
The Dow Chemical Co.	United States	38,100	1,945,767
Freeport-McMoRan Inc., B	United States	74,346	2,767,158
Goldcorp Inc.	Canada	112,400	3,079,760
Nucor Corp.	United States	22,100	1,109,862
Potash Corp. of Saskatchewan Inc.	Canada	46,300	1,643,187
			11,903,553
Total Common Stocks and Other Equity Interests (Cost $46,285,008)			64,995,886
		Principal Amount*
Corporate Bonds 6.1%
Banks 0.3%
[b]CIT Group Inc., secured note, 144A, 5.50%, 2/15/19	United States	1,200,000	1,284,750
Consumer Services 0.3%
MGM Resorts International, senior note,
6.625%, 7/15/15	United States	300,000	313,350
8.625%, 2/01/19	United States	500,000	583,750
7.75%, 3/15/22	United States	200,000	230,000
			1,127,100
Diversified Financials 0.3%
Ally Financial Inc., senior note, 7.50%, 9/15/20	United States	1,200,000	1,387,500
Energy 1.8%
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	United States	1,000,000	1,119,375
6.125%, 2/15/21	United States	200,000	218,000
CONSOL Energy Inc., senior note,
8.25%, 4/01/20	United States	100,000	107,000
6.375%, 3/01/21	United States	400,000	422,000
[b] 144A, 5.875%, 4/15/22	United States	300,000	304,687
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	1,000,000	1,122,500
Linn Energy LLC/Finance Corp., senior note, 6.25%, 11/01/19	United States	1,000,000	1,020,000
Peabody Energy Corp., senior note, 6.25%, 11/15/21	United States	1,000,000	952,500
Sabine Pass Liquefaction LLC, first lien, 5.625%, 2/01/21	United States	1,000,000	1,040,000
[b]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	United States	900,000	915,750
			7,221,812
Food, Beverage & Tobacco 0.2%
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	686,000	708,295

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
Health Care Equipment & Services 0.3%
HCA Inc., senior secured note, 5.875%, 3/15/22	United States	1,200,000	1,277,250
Materials 1.1%
ArcelorMittal, senior note, 6.75%, 2/25/22	Luxembourg	1,200,000	1,306,254
[b]FMG Resources (August 2006) Pty. Ltd., senior note, 144A, 6.875%, 2/01/18	Australia	800,000	832,000
Novelis Inc., senior note,
8.375%, 12/15/17	Canada	200,000	210,500
8.75%, 12/15/20	Canada	600,000	651,000
Reynolds Group Issuer Inc./LLC/SA, senior note, 8.50%, 5/15/18	United States	1,200,000	1,246,500
			4,246,254
Media 0.3%
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	1,000,000	1,076,250
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
[b]Valeant Pharmaceuticals International Inc., senior note, 144A, 7.50%, 7/15/21	United States	1,000,000	1,083,750
Software & Services 0.3%
[b]First Data Corp., senior secured note, 144A, 7.375%, 6/15/19	United States	1,000,000	1,055,000
Telecommunication Services 0.9%
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	United States	600,000	628,500
senior note, 7.875%, 1/15/27	United States	400,000	412,000
Intelsat Jackson Holdings SA, senior note, 7.25%, 10/15/20	Luxembourg	1,000,000	1,057,500
[b]Sprint Nextel Corp., senior note, 144A, 7.00%, 3/01/20	United States	1,200,000	1,356,000
			3,454,000
Total Corporate Bonds (Cost $22,623,750)			23,921,961
[c]Senior Floating Rate Interests 4.4%
Automobiles & Components 0.1%
FRAM Group Holdings Inc. (Autoparts Holdings), Term Loan, 6.50%, 7/29/17	United States	56,031	56,241
[d]Gates Global LLC, Initial Dollar Term Loans, 5.50%, 7/03/21	United States	58,200	57,904
Grede Holdings LLC, Initial Term Loan, 4.75%, 6/02/21	United States	134,539	135,268
[d]Henniges Automotive Holdings Inc., Term Loans, 6.00%, 6/12/21	United States	83,018	84,159
TI Group Automotive Systems LLC, Term Loan, 4.25%, 7/02/21	United States	35,100	35,177
			368,749
Capital Goods 0.3%
Alfred Fueling Systems Inc. (Wayne Fueling), First Lien Initial Term Loan, 4.75%,
6/20/21	United States	67,600	67,685
Doncasters U.S. Finance LLC, Term B Loans, 4.50%, 4/09/20	United States	49,722	49,882
[d]Husky Injection Molding Systems Ltd., Term Loan, 5.50%, 6/30/21	United States	16,700	16,760
Onsite Rental Group Pty Ltd., Term Loan B, 6.75%, 7/30/21	United States	141,400	139,279
Quikrete Holdings Inc., First Lien Initial Loan, 4.00%, 9/26/20	United States	256,079	256,467
Signode Industrial Group U.S. Inc., Initial Term B Loan, 4.00%, 5/01/21	United States	216,700	215,932
TransDigm Inc.,
Tranche C Term Loan, 3.75%, 2/28/20	United States	114,285	113,755
Tranche D Term Loan, 3.75%, 6/04/21	United States	116,600	115,609
Wesco Distribution Inc., Tranche B-1 Loan, 3.75%, 12/12/19	United States	262,322	262,978
[d]WireCo Worldgroup Inc., Term Loan, 7.00%, 2/15/17	United States	7,471	7,539
			1,245,886
Commercial & Professional Services 0.2%
Interactive Data Corp., Term Loan, 4.75%, 5/02/21	United States	756,976	760,998
Consumer Durables & Apparel 0.1%
Visant Corp. (Jostens), New Loan, 5.25%, 12/22/16	United States	440,708	439,606
Consumer Services 0.1%
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/30/21	United States	202,310	203,257
Diamond Resorts Corp., Term Loans, 5.50%, 5/09/21	United States	63,500	63,937
Fitness International LLC, Term B Loan, 5.50%, 7/01/20	United States	218,500	217,817
TGI Friday's Inc., First Lien Initial Term Loan, 5.25%, 7/15/20	United States	26,600	26,633
			511,644
Diversified Financials 0.1%
Trans Union LLC, 2014 Replacement Term Loan, 4.00%, 4/09/21	United States	386,232	385,829
Energy 0.2%
[d]Citgo Petroleum Corp., Term B Loan, 5.75%, 7/23/21	United States	57,200	57,558

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
[d]Drillships Ocean Ventures Inc. and Drillships Vent, Term Loan, 6.75%, 7/25/21	United States	78,800	79,342
McJunkin Red Man Corp., 2013 Term Loan, 5.00%, 11/11/19	United States	145,491	146,382
[d]OSG Bulk Ships Inc., Initial Term Loan, 6.50%, 7/22/19	United States	181,503	182,637
[d]OSG International Inc., Initial Term Loan, (OIN), 7.00%, 7/22/19	United States	201,664	202,421
Utex Industries Inc., First Lien Initial Term Loan, 5.00%, 5/22/21	United States	56,266	56,688
			725,028
Food, Beverage & Tobacco 0.0%†
Big Heart Pet Brands (Del Monte Pet), Initial Term Loans, 3.50%, 2/24/20	United States	162,065	160,174
Health Care Equipment & Services 0.5%
[d]Amsurg Corp., Initial Term Loan, 5.25%, 7/16/21	United States	67,300	67,370
Community Health Systems Inc., 2021 Term D Loan, 4.25%, 1/27/21	United States	208,447	209,228
[d]Connolly LLC, Initial Term Loan, 5.00%, 5/14/21	United States	284,439	286,750
DaVita HealthCare Partners Inc., Tranche B Term Loan, 3.50%, 6/24/21	United States	336,350	336,260
Dialysis Newco Inc., Term Loan B, 4.75%, 4/23/21	United States	86,100	86,423
Millennium Laboratories LLC, Tranche B Term Loan, 5.25%, 4/16/21	United States	318,268	319,326
Surgery Centers Holdings Inc., Term Loan, 6.50%, 9/15/20	United States	10,700	10,740
Truven Health Analytics Inc., New Tranche B Term Loan, 4.50%, 6/06/19	United States	183,048	182,704
U.S. Renal Care Inc., Tranche B-2 Term Loan, 4.25%, 7/03/19	United States	474,518	474,073
			1,972,874
Household & Personal Products 0.2%
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	661,784	667,161
Materials 0.9%
Arysta Lifescience SPC LLC, Initial Term Loan, 4.50%, 5/29/20	United States	520,899	521,116
Axalta Coating Systems U.S. Holdings Inc., 2014 Specified Refinancing Term, 4.00%,
2/01/20	United States	304,959	303,816
[d]AZ Chem US Inc., First Lien Initial Term Loan, 4.50%, 6/12/21	United States	237,816	239,934
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	301,474	303,076
Exopack Holdings SA, USD Term Loan, 5.25%, 5/08/19	Luxembourg	478,519	485,198
MacDermid Holdings LLC, First Lien Tranche B Term Loan, 4.00%, 6/07/20	United States	417,928	418,398
OCI Beaumont LLC, Term B-3 Loan, 5.00%, 8/20/19	United States	156,532	158,685
Oxbow Carbon LLC, First Lien Tranche B Term Loan, 5.50%, 7/19/19	United States	237,500	238,391
Reynolds Group Holdings Inc., U.S. Term Loan, 4.00%, 12/01/18	United States	245,937	245,766
Tronox Pigments (Netherlands) BV, Term Loan, 4.00%, 3/19/20	Netherlands	513,731	514,427
			3,428,807
Media 0.3%
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	79,657	79,920
[d]Radio One Inc., Term Loan, 8.25%, 3/31/16	United States	21,679	22,005
William Morris Endeavor Entertainment LLC, Term Loans First Lien, 5.25%, 3/21/21	United States	955,800	951,419
			1,053,344
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
[d]Akorn Inc., Loans, 5.75%, 4/17/21	United States	30,500	30,614
Mallinckrodt International Finance SA and Mallinckrodt CB LLC, Term Loan B, 5.00%,
3/19/21	Luxembourg	165,000	164,312
Valeant Pharmaceuticals International Inc., Series E-1 Tranche B Term Loan, 3.75%,
8/05/20	Canada	288,203	287,983
			482,909
Retailing 0.8%
BJ's Wholesale Club Inc., 2013 (Nov) Replacement Loans, 4.50%, 9/26/19	United States	389,391	389,178
[d]Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	478,504	480,418
Harbor Freight Tools USA Inc., Loans, 4.75%, 7/26/19	United States	358,882	360,990
JC Penney Corp. Inc., Term Loan, 6.25%, 6/20/19	United States	253,589	255,078
The Men's Wearhouse Inc., Tranche B Term Loan, 4.50%, 6/18/21	United States	286,900	289,588
Sears Roebuck Acceptance Corp., Term Loan, 5.50%, 6/30/18	United States	740,557	743,057
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%, 3/31/19	United States	510,370	505,898
			3,024,207
Semiconductors & Semiconductor Equipment 0.0%†
M/A-COM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%, 5/07/21	United States	97,500	98,353
Software & Services 0.3%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	539,203	536,423

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)

MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	601,886			593,735
					1,130,158
Technology Hardware & Equipment 0.1%
CIENA Corp., Term Loan, 3.75%, 7/15/19	United States	11,400			11,403
Dell International LLC, Term B Loan, 4.50%, 4/29/20	United States	249,441			250,155
Presidio Inc., Term Loan, 6.25%, 3/31/17	United States	131,669			132,382
					393,940
Telecommunication Services 0.0%†
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	161,068			161,068
Transportation 0.1%
Global Tip Finance BV/Finance America LLC, Facility C Commitment, 7.00%, 10/16/20	United States	258,970			260,427
Total Senior Floating Rate Interests (Cost $17,186,145)					17,271,162
Foreign Government and Agency Securities 19.0%
Government of Hungary, senior note,
6.375%, 3/29/21	Hungary	620,000			707,188
[e] Reg S, 3.50%, 7/18/16	Hungary	60,000		EUR	83,748
[e] Reg S, 4.375%, 7/04/17	Hungary	150,000		EUR	216,877
[e] Reg S, 5.75%, 6/11/18	Hungary	435,000		EUR	663,960
[e] Reg S, 3.875%, 2/24/20	Hungary	180,000		EUR	259,499
Government of Ireland, senior bond, 4.40%, 6/18/19	Ireland	1,200,000		EUR	1,879,824
Government of Malaysia,
3.434%, 8/15/14	Malaysia	2,305,000		MYR	721,082
3.741%, 2/27/15	Malaysia	14,275,000		MYR	4,479,769
3.835%, 8/12/15	Malaysia	5,660,000		MYR	1,780,891
4.72%, 9/30/15	Malaysia	180,000		MYR	57,226
3.197%, 10/15/15	Malaysia	2,395,000		MYR	748,436
senior bond, 3.814%, 2/15/17	Malaysia	6,100,000		MYR	1,924,295
senior note, 3.172%, 7/15/16	Malaysia	2,900,000		MYR	903,726
Government of Mexico, 8.00%, 12/17/15	Mexico	1,260,000	[f]	MXN	10,159,801
Government of Poland,
6.25%, 10/24/15	Poland	11,600,000		PLN	3,886,651
5.00%, 4/25/16	Poland	11,500,000		PLN	3,840,179
[c] FRN, 2.69%, 1/25/17	Poland	15,515,000		PLN	4,971,922
[c] FRN, 2.69%, 1/25/21	Poland	15,738,000		PLN	4,978,352
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	South Korea	407,700,000		KRW	396,851
senior bond, 2.80%, 8/02/15	South Korea	275,650,000		KRW	269,260
senior bond, 2.81%, 10/02/15	South Korea	175,000,000		KRW	171,044
senior note, 2.82%, 8/02/14	South Korea	1,574,200,000		KRW	1,531,323
senior note, 2.78%, 10/02/14	South Korea	6,276,800,000		KRW	6,109,574
senior note, 2.84%, 12/02/14	South Korea	2,223,570,000		KRW	2,166,261
senior note, 2.74%, 2/02/15	South Korea	700,000,000		KRW	682,116
senior note, 2.76%, 6/02/15	South Korea	379,500,000		KRW	370,256
Korea Treasury Bond, senior note,
3.25%, 12/10/14	South Korea	606,880,000		KRW	592,086
3.25%, 6/10/15	South Korea	101,000,000		KRW	98,963
2.75%, 12/10/15	South Korea	491,700,000		KRW	480,564
3.00%, 12/10/16	South Korea	9,258,500,000		KRW	9,112,795
[g]Mexican Udibonos, Index Linked, 5.00%, 6/16/16	Mexico	469,751	[h]	MXN	3,883,653
[i]Nota Do Tesouro Nacional, Index Linked, 6.00%,
5/15/15	Brazil	2,100	[j]	BRL	2,298,169
8/15/16	Brazil	1,343	[j]	BRL	1,475,235
8/15/18	Brazil	1,270	[j]	BRL	1,391,944
5/15/45	Brazil	1,680	[j]	BRL	1,793,220
Total Foreign Government and Agency Securities (Cost $74,556,784)					75,086,740
U.S. Government and Agency Securities 49.0%
[g]U.S. Treasury Bond, Index Linked, 0.125%, 4/15/17	United States	38,749,982			39,776,236
[g]U.S. Treasury Note, Index Linked,
1.625%, 1/15/15	United States	9,966,141			10,067,357
0.50%, 4/15/15	United States	29,087,620			29,373,959
1.875%, 7/15/15	United States	50,751,929			52,425,169
2.00%, 1/15/16	United States	39,550,184			41,442,740

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
1.625%, 1/15/18	United States	19,302,694		20,868,027
Total U.S. Government and Agency Securities (Cost $193,562,766)				193,953,488
Total Investments before Short Term Investments (Cost $354,214,453)				375,229,237
Short Term Investments 4.8%
Foreign Government and Agency Securities (Cost $1,707,602) 0.4%
[k]Bank of Negara Monetary Notes, 8/05/14 - 11/06/14	Malaysia	5,540,000	MYR	1,724,952
Total Investments before Repurchase Agreements (Cost $355,922,055)				376,954,189
Repurchase Agreements (Cost $17,371,209) 4.4%
[l]Joint Repurchase Agreement, 0.072%, 8/01/14 (Maturity Value $17,371,243)	United States	17,371,209		17,371,209
BNP Paribas Securities Corp. (Maturity Value $1,958,607)
Credit Suisse Securities (USA) LLC (Maturity Value $2,448,303)
Deutsche Bank Securities Inc. (Maturity Value $6,941,549)
HSBC Securities (USA) Inc. (Maturity Value $4,113,163)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $1,909,621)
Collateralized by U.S. Government Agency Securities, 0.115% - 5.00%, 4/20/16 -
4/17/17; [k]U.S. Treasury Bills, 8/07/14 - 5/28/15; U.S. Treasury Bonds, 4.375% -
9.875%, 11/15/15 - 5/15/41; U.S. Treasury Notes, 0.25% - 4.25%, 9/30/14 -
5/31/19; and U.S. Treasury Notes, Index Linked, 0.125% - 2.50%, 4/15/16 -
1/15/18 (valued at $17,720,980)
Total Investments (Cost $373,293,264) 99.7%				394,325,398
Other Assets, less Liabilities 0.3%				1,123,879
Net Assets 100.0%				$395,449,277

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
July 31, 2014, the aggregate value of these securities was $6,831,937, representing 1.73% of net assets.
c The coupon rate shown represents the rate at period end.
d A portion or all of the security purchased on a delayed delivery basis.
e Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2014, the aggregate value of these securities was $1,224,084, representing 0.31% of net assets.
f Principal amount is stated in 100 Mexican Peso Units.
g Principal amount of security is adjusted for inflation.
h Principal amount is stated in 100 Unidad de Inversion Units.
i Redemption price at maturity is adjusted for inflation.
j Principal amount is stated in 1,000 Brazilian Real Units.
k The security is traded on a discount basis with no stated coupon rate.
l Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2014, all repurchase agreements had been entered into on that date.

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
At July 31, 2014, the fund had the following forward exchange contracts outstanding. See Note 3.
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Euro	DBAB	Buy	1,200,000	$1,648,680	8/01/14	$-	$(41,995)
Euro	DBAB	Sell	1,200,000	1,594,332	8/01/14	-	(12,353)
Chilean Peso	JPHQ	Buy	1,159,473,700	2,182,333	8/20/14	-	(160,348)
Euro	MSCO	Buy	983,000	1,350,799	11/13/14	-	(34,158)
Euro	MSCO	Sell	3,683,000	4,949,842	11/13/14	16,792	-
Euro	DBAB	Sell	7,044,000	9,693,248	1/09/15	256,168	-
Singapore Dollar	DBAB	Buy	3,787,800	3,002,616	1/09/15	34,069	-
Chilean Peso	DBAB	Buy	328,810,000	568,875	2/09/15	-	(4,066)
Euro	DBAB	Sell	1,121,244	1,542,271	2/09/15	39,872	-
Swedish Krona	DBAB	Buy	33,272,400	5,104,186	2/09/15	-	(284,207)
Singapore Dollar	DBAB	Buy	4,395,600	3,506,382	3/09/15	17,945	-
Euro	DBAB	Sell	1,465,200	1,998,826	5/07/15	34,424	-
Unrealized appreciation (depreciation)						399,270	(537,127)
Net unrealized appreciation (depreciation)							$(137,857)

a May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

DBAB - Deutsche Bank AG
JPHQ - JP Morgan Chase & Co.
MSCO - Morgan Stanley

Currency

BRL - Brazilian Real
EUR - Euro
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
PLN - Polish Zloty

Selected Portfolio

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
FRN - Floating Rate Note
REIT - Real Estate Investment Trust
SPDR - S&P Depositary Receipt

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited)

Franklin Total Return Fund	Country	Shares/Warrants		Value
Common Stocks and Other Equity Interests 0.1%
Automobiles & Components 0.0%†
General Motors Co.	United States	4,667		$157,838
[a] General Motors Co., wts., 7/10/16	United States	4,244		104,190
[a] General Motors Co., wts., 7/10/19	United States	4,244		71,724
				333,752
Consumer Services 0.1%
[a,b,c] Turtle Bay Resort	United States	1,550,568		2,093,266

Materials 0.0%†
NewPage Holdings Inc.	United States	5,000		462,500

Total Common Stocks and Other Equity Interests (Cost $3,633,616)				2,889,518

Preferred Stocks 0.4%
Banks 0.3%
U.S. Bancorp, 6.00%, pfd., G	United States	640,000		17,491,200

Diversified Financials 0.1%
Citigroup Capital XIII, 8.75%, pfd.	United States	93,000		2,519,370

Total Preferred Stocks (Cost $18,325,000)				20,010,570
		Principal Amount*
Corporate Bonds 34.9%
Automobiles & Components 0.3%
Ford Motor Credit Co. LLC, senior note,
5.00%, 5/15/18	United States	3,000,000		3,307,218
8.125%, 1/15/20	United States	5,000,000		6,330,940
5.75%, 2/01/21	United States	1,000,000		1,155,741
5.875%, 8/02/21	United States	1,175,000		1,369,848
[d] Hyundai Capital America, senior note, 144A, 4.00%, 6/08/17	South Korea	4,400,000		4,685,560

				16,849,307
Banks 7.0%
[e] Banca Monte Dei Paschi Di Siena SpA, secured note, Reg S, 2.875%,
4/16/21	Italy	9,600,000	EUR	13,382,744
[d] Banco do Brasil SA/Cayman, sub. note, 144A, 5.875%, 1/26/22	Brazil	8,500,000		8,680,625
[e] Banco Popolare Societa Cooperativa, senior note, Reg S, 4.75%, 3/31/16	Italy	9,700,000	EUR	13,821,051
Banco Santander Totta SA, secured note, 1.50%, 4/03/17	Portugal	3,000,000	EUR	4,060,442
Bank of America Corp.,
[f] junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	6,000,000		6,673,176
senior note, 4.75%, 8/01/15	United States	8,000,000		8,323,328
senior note, 5.625%, 10/14/16	United States	8,400,000		9,172,523
Bank of Ireland Mortgage Bank, secured note,
2.75%, 3/22/18	Ireland	4,800,000	EUR	6,871,834
[g] FRN, 3.25%, 6/22/16	Ireland	12,000,000	EUR	16,451,197
Barclays Bank PLC, senior note, 5.125%, 1/08/20	United Kingdom	8,000,000		8,984,160
BB&T Corp.,
sub. bond, 5.25%, 11/01/19	United States	6,800,000		7,681,763
sub. note, 3.95%, 3/22/22	United States	10,000,000		10,541,580
CIT Group Inc., senior note, 5.00%,
5/15/17	United States	22,500,000		23,709,375
8/15/22	United States	6,000,000		6,217,500
Citigroup Inc.,
senior note, 8.125%, 7/15/39	United States	4,400,000		6,584,081
sub. note, 3.50%, 5/15/23	United States	20,000,000		19,325,040
Discover Bank, sub. note, 8.70%, 11/18/19	United States	948,000		1,195,586
[d] HSBC Bank Brasil SA, senior note, 144A, 4.00%, 5/11/16	Brazil	7,500,000		7,770,300
HSBC Holdings PLC, sub. note, 6.50%, 9/15/37	United Kingdom	3,000,000		3,732,429

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
[e] HSBK (Europe) BV, senior note, Reg S, 7.25%, 5/03/17	Kazakhstan	3,850,000		4,183,911
[d,g] ING Bank NV, senior note, 144A, FRN, 1.873%, 9/25/15	Netherlands	14,000,000		14,227,290
Intesa Sanpaolo SpA, senior note, 2.375%, 1/13/17	Italy	17,000,000		17,181,985
JPMorgan Chase & Co.,
[f] junior sub. bond, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	6,500,000		6,440,129
senior note, 4.25%, 10/15/20	United States	9,000,000		9,670,023
senior note, 3.25%, 9/23/22	United States	11,400,000		11,352,644
JPMorgan Chase Bank NA, sub. note, 6.00%, 10/01/17	United States	3,000,000		3,389,316
Merrill Lynch & Co. Inc., senior note, 6.875%, 4/25/18	United States	12,000,000		14,042,412
[d] Mizuho Financial Group Cayman 3 Ltd., sub. note, 144A, 4.60%, 3/27/24	Japan	8,700,000		9,074,231
[d] Oversea-Chinese Banking Corp. Ltd., 144A, sub. bond, 4.00% to 10/14/19,
FRN thereafter, 10/15/24	Singapore	9,300,000		9,409,786
Regions Financial Corp., senior note, 7.75%, 11/10/14	United States	1,269,000		1,293,201
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	1,100,000		1,186,625
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	United Kingdom	4,000,000	EUR	6,205,801
[d] Shinhan Bank, senior note, 144A, 1.875%, 7/30/18	South Korea	10,000,000		9,830,950
SVB Financial Group, senior note, 5.375%, 9/15/20	United States	6,000,000		6,752,508
UniCredit SPA, senior note, 6.00% to 10/30/14, FRN thereafter, 10/31/17	Italy	9,500,000	EUR	13,070,227
[f,g] Wachovia Capital Trust III, junior sub. bond, FRN, 5.57%, Perpetual	United States	15,600,000		15,122,250
[f,g] Wells Fargo & Co., S, junior sub. bond, 5.90% to 6/15/14, FRN thereafter,
Perpetual	United States	5,500,000		5,758,500
				341,370,523
Capital Goods 0.6%
General Electric Co., senior note, 2.70%, 10/09/22	United States	7,600,000		7,431,075
NBCUniversal Media LLC, senior bond, 4.45%, 1/15/43	United States	8,100,000		8,128,147
[d] Sydney Airport Finance Co. Pty. Ltd., 144A, 3.90%, 3/22/23	Australia	14,000,000		14,327,390
				29,886,612
Consumer Durables & Apparel 0.9%
Centex Corp., senior note, 6.50%, 5/01/16	United States	19,795,000		21,428,087
D.R. Horton Inc., senior bond, 5.625%, 1/15/16	United States	7,000,000		7,350,000
Lennar Corp., senior note, 5.60%, 5/31/15	United States	7,692,000		7,884,300
The Ryland Group Inc., senior note, 5.375%, 1/15/15	United States	4,750,000		4,850,938
Toll Brothers Finance Corp., senior note, 5.15%, 5/15/15	United States	2,010,000		2,070,300
				43,583,625
Consumer Services 0.1%
Yum! Brands Inc., senior note, 5.30%, 9/15/19	United States	3,000,000		3,309,630
Diversified Financials 2.5%
American Express Centurion Bank, senior note, 5.95%, 6/12/17	United States	800,000		903,743
[e] American Express Credit Corp., senior note, Reg S, 5.375%, 10/01/14	United States	4,400,000	GBP	7,481,413
Capital One Bank USA NA, sub. bond, 3.375%, 2/15/23	United States	6,000,000		5,880,696
Commonwealth Edison Co., secured bond, 6.45%, 1/15/38	United States	700,000		938,134
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	10,000,000		9,637,000
Discover Financial Services, senior note, 3.85%, 11/21/22	United States	3,052,000		3,089,039
General Electric Capital Corp., senior note,
5.625%, 5/01/18	United States	500,000		567,159
6.00%, 8/07/19	United States	8,000,000		9,409,968
A, 8.50%, 4/06/18	United States	135,000,000	MXN	11,496,005
[d] Hutchison Whampoa International 11 Ltd., senior note, 144A, 3.50%, 1/13/17	Hong Kong	9,500,000		9,980,700
Irish Life & Permanent PLC, senior note, 4.00%, 3/10/15	Ireland	10,000,000	EUR	13,657,382
Morgan Stanley, senior note,
6.00%, 4/28/15	United States	2,140,000		2,221,155
5.50%, 1/26/20	United States	10,000,000		11,330,940
[d] Prudential Covered Trust, secured note, 144A, 2.997%, 9/30/15	United States	13,504,000		13,834,051
SLM Corp., senior note,
8.45%, 6/15/18	United States	3,400,000		3,935,500
5.50%, 1/15/19	United States	1,400,000		1,452,500
Textron Financial Corp., senior note, 5.125%, 8/15/14	United States	5,126,000		5,107,500

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)

[d] Woori Bank, sub.note, 144A, 4.75%, 4/30/24	South Korea	11,750,000	11,881,659
			122,804,544
Energy 6.0%
Anadarko Petroleum Corp., senior note, 6.45%, 9/15/36	United States	2,260,000	2,840,558
Apache Corp., senior bond, 4.25%, 1/15/44	United States	19,800,000	19,127,176
CGG SA, senior note, 6.50%, 6/01/21	France	3,000,000	2,865,000
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	United States	2,000,000	2,238,750
5.75%, 3/15/23	United States	3,000,000	3,217,500
CNOOC Finance 2013 Ltd., senior note, 3.00%, 5/09/23	China	14,000,000	13,049,820
CNOOC Nexen Finance 2014 ULC, senior note, 4.25%, 4/30/24	China	11,100,000	11,376,978
[d] CNPC General Capital Ltd., senior bond, 144A, 3.95%, 4/19/22	Hong Kong	14,000,000	14,219,688
El Paso Pipeline Partners Operating Co. LLC, senior note, 4.30%, 5/01/24	United States	15,900,000	15,978,546
[d] Enable Midstream Partners LP, senior note, 144A, 3.90%, 5/15/24	United States	9,700,000	9,654,197
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	6,000,000	6,735,000
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	6,000,000	6,611,928
Enterprise Products Operating LLC,
junior sub. note, 7.034% to 1/15/18, FRN thereafter, 1/15/68	United States	3,500,000	3,988,716
senior note, 3.35%, 3/15/23	United States	17,000,000	16,913,589
[d] Gaz Capital SA, (OJSC Gazprom), loan participation,
senior bond, 144A, 6.212%, 11/22/16	Russia	2,800,000	2,966,880
senior note, 144A, 3.85%, 2/06/20	Russia	10,000,000	9,315,250
Kinder Morgan Energy Partners LP, senior bond, 3.45%, 2/15/23	United States	9,700,000	9,325,580
[d] Kinder Morgan Finance Co. LLC,
senior note, 5.70%, 1/05/16	United States	17,626,000	18,573,397
senior secured note, 144A, 6.00%, 1/15/18	United States	5,000,000	5,437,500
Linn Energy LLC/Finance Corp., senior note, 6.25%, 11/01/19	United States	5,000,000	5,100,000
[d] LUKOIL International Finance BV, senior note, 144A, 4.563%, 4/24/23	Russia	19,000,000	17,623,070
National Oilwell Varco Inc., senior bond, 2.60%, 12/01/22	United States	27,000,000	25,922,916
Peabody Energy Corp., senior note, 6.25%, 11/15/21	United States	6,000,000	5,715,000
[g] Petrobras Global Finance BV, senior note, FRN, 3.112%, 3/17/20	Brazil	14,400,000	14,697,648
[d] Petrofac Ltd., senior note, 144A, 3.40%, 10/10/18	United Kingdom	7,600,000	7,855,094
Plains All American Pipeline LP/PAA Finance Corp., senior note, 5.75%,
1/15/20	United States	5,000,000	5,776,405
Plains Exploration & Production Co., senior note,
6.125%, 6/15/19	United States	374,000	416,075
6.625%, 5/01/21	United States	2,284,000	2,552,370
6.75%, 2/01/22	United States	322,000	365,470
6.875%, 2/15/23	United States	658,000	764,925
[d] Sinopec Group Overseas Development 2014 Ltd., senior note, 144A, 4.375%,
4/10/24	China	14,000,000	14,463,750
Sunoco Logistics Partners Operations LP, senior note, 4.25%, 4/01/24	United States	9,300,000	9,489,255
Transcontinental Gas Pipe Line Corp., senior note, 6.05%, 6/15/18	United States	550,000	627,106
Weatherford International Ltd., senior bond, 5.95%, 4/15/42	United States	4,900,000	5,557,217
			291,362,354
Food & Staples Retailing 1.0%
[d] Cencosud SA, senior note, 144A, 4.875%, 1/20/23	Chile	17,000,000	16,959,285
CVS Caremark Corp.,
2.75%, 12/01/22	United States	9,400,000	9,060,585
senior note, 5.75%, 6/01/17	United States	585,000	656,311
The Kroger Co., senior note, 4.00%, 2/01/24	United States	15,400,000	15,895,264
[d] Sigma Alimentos SA, senior note, 144A, 5.625%, 4/14/18	Mexico	7,200,000	7,985,088
			50,556,533
Food, Beverage & Tobacco 1.7%
Altria Group Inc.,
senior bond, 4.00%, 1/31/24	United States	4,000,000	4,082,936
senior note, 9.70%, 11/10/18	United States	1,879,000	2,438,174
Bunge Ltd. Finance Corp.,
4.10%, 3/15/16	United States	8,000,000	8,378,048
senior note, 5.10%, 7/15/15	United States	680,000	707,792
Constellation Brands Inc., senior note, 7.25%, 5/15/17	United States	7,000,000	7,888,125

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
Dean Foods Co., senior note, 7.00%, 6/01/16	United States	11,506,000	12,440,863
[d] Heineken NV, senior bond, 144A, 2.75%, 4/01/23	Netherlands	10,000,000	9,594,600
Kraft Foods Group Inc., senior bond, 3.50%, 6/06/22	United States	10,000,000	10,193,430
Lorillard Tobacco Co., senior note, 2.30%, 8/21/17	United States	16,000,000	16,257,952
Mondelez International Inc., senior bond, 4.00%, 2/01/24	United States	8,400,000	8,737,226
			80,719,146
Health Care Equipment & Services 1.4%
Baxter International Inc., senior bond, 3.20%, 6/15/23	United States	9,000,000	8,881,146
Coventry Health Care Inc.,
senior bond, 5.45%, 6/15/21	United States	5,000,000	5,827,375
senior note, 6.30%, 8/15/14	United States	4,750,000	4,757,833
DENTSPLY International Inc., senior note, 4.125%, 8/15/21	United States	15,000,000	15,720,165
Express Scripts Holding Co., senior note, 4.75%, 11/15/21	United States	10,000,000	11,040,940
HCA Holdings Inc., senior note, 6.25%, 2/15/21	United States	2,000,000	2,116,000
HCA Inc., senior note,
6.50%, 2/15/16	United States	5,054,000	5,395,145
5.875%, 5/01/23	United States	5,000,000	5,162,500
Medco Health Solutions Inc.,
7.125%, 3/15/18	United States	4,500,000	5,293,174
senior note, 4.125%, 9/15/20	United States	3,500,000	3,744,206
			67,938,484
Insurance 1.7%
Aflac Inc.,
senior bond, 3.625%, 6/15/23	United States	17,500,000	17,814,247
senior note, 8.50%, 5/15/19	United States	6,000,000	7,671,660
The Allstate Corp.,
junior sub. note, 5.75% to 8/14/23, FRN thereafter, 8/15/53	United States	4,750,000	5,118,125
senior bond, 3.15%, 6/15/23	United States	4,000,000	3,988,152
CNA Financial Corp., senior note, 5.85%, 12/15/14	United States	10,000,000	10,200,600
[d] Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	United States	12,000,000	13,052,724
MetLife Inc., junior sub. note, 6.40% to 12/15/36, FRN thereafter, 12/15/66	United States	4,000,000	4,503,200
[d] Mitsui Sumitomo Insurance Co. Ltd., junior sub. note, 144A, 7.00% to 3/15/22,
FRN thereafter, 3/15/72	Japan	3,400,000	4,025,090
Prudential Financial Inc., junior sub. note, 5.875%, 9/15/42	United States	7,000,000	7,612,500
Reinsurance Group of America Inc., senior note, 6.45%, 11/15/19	United States	5,700,000	6,699,638
			80,685,936
Materials 2.0%
[d] Alpek SA de CV, senior note, 144A, 4.50%, 11/20/22	Mexico	10,500,000	10,587,990
ArcelorMittal, senior note, 6.00%, 3/01/21	Luxembourg	6,000,000	6,335,580
[d] Cemex Finance LLC, senior secured note, 144A, 9.375%, 10/12/22	Mexico	1,000,000	1,145,000
[d] Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Mexico	4,000,000	4,260,000
[d] FMG Resources (August 2006) Pty. Ltd., senior note, 144A, 6.875%, 4/01/22	Australia	6,000,000	6,405,000
[d] Glencore Funding LLC, senior note, 144A, 4.125%, 5/30/23	Switzerland	15,000,000	14,984,655
LYB International Finance BV, senior note, 4.00%, 7/15/23	Netherlands	6,600,000	6,886,803
Lyondellbasell Industries NV, senior note, 5.75%, 4/15/24	United States	11,800,000	13,840,669
Reliance Steel & Aluminum Co., senior note, 4.50%, 4/15/23	United States	5,600,000	5,751,082
RPM International Inc., 6.50%, 2/15/18	United States	5,000,000	5,699,145
[d] RPM U.K. GP, 144A, 6.70%, 11/01/15	United States	1,000,000	1,058,213
Tenneco Packaging Inc., senior note, 8.125%, 6/15/17	United States	12,000,000	13,230,000
[d] Xstrata Finance Canada Ltd., senior note, 144A, 4.95%, 11/15/21	Canada	7,000,000	7,558,852
			97,742,989
Media 1.4%
Clear Channel Communications Inc., senior secured bond, first lien, 9.00%,
3/01/21	United States	3,500,000	3,631,250
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., senior note, 3.80%,
3/15/22	United States	20,000,000	20,520,760
The New York Times Co., senior note, 6.625%, 12/15/16	United States	11,700,000	12,972,375
News America Inc.,
3.00%, 9/15/22	United States	13,400,000	12,977,793

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
senior bond, 7.90%, 12/01/95	United States	500,000		644,458
senior deb., 7.25%, 5/18/18	United States	2,000,000		2,383,538
senior note, 6.90%, 8/15/39	United States	1,800,000		2,297,970
Time Warner Inc.,
7.70%, 5/01/32	United States	550,000		757,782
6.10%, 7/15/40	United States	8,600,000		10,024,280
Viacom Inc., senior bond, 4.25%, 9/01/23	United States	1,000,000		1,039,691
				67,249,897
Pharmaceuticals, Biotechnology & Life Sciences 1.3%
AbbVie Inc., senior note, 2.90%, 11/06/22	United States	15,000,000		14,486,565
Gilead Sciences Inc., senior note, 4.50%, 4/01/21	United States	14,100,000		15,637,746
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	13,200,000		14,237,744
Zoetis Inc., senior bond, 3.25%, 2/01/23	United States	20,000,000		19,768,260
				64,130,315
Real Estate 1.4%
American Tower Corp., senior bond,
3.50%, 1/31/23	United States	17,700,000		17,244,667
5.00%, 2/15/24	United States	4,400,000		4,746,311
Digital Realty Trust LP, 5.875%, 2/01/20	United States	6,400,000		7,127,206
ERP Operating LP, 5.75%, 6/15/17	United States	2,000,000		2,245,346
Health Care REIT Inc., senior note, 4.125%, 4/01/19	United States	13,000,000		13,989,820
Healthcare Realty Trust Inc., senior note, 6.50%, 1/17/17	United States	5,000,000		5,580,675
Senior Housing Properties Trust, senior note, 6.75%, 12/15/21	United States	14,500,000		16,910,495
				67,844,520
Retailing 0.5%
Bed Bath & Beyond Inc, senior bond, 5.165%, 8/01/44	United States	18,600,000		18,561,647
[d] Edcon Pty. Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	3,500,000	EUR	4,616,748
[d] Experian Finance PLC, 144A, 2.375%, 6/15/17	United Kingdom	1,500,000		1,531,080
				24,709,475
Semiconductors & Semiconductor Equipment 0.4%
Maxim Integrated Products Inc., senior note, 3.375%, 3/15/23	United States	22,000,000		21,415,548
Software & Services 0.1%
[b,d] First Data Corp., senior secured bond, 144A, 8.25%, 1/15/21	United States	6,000,000		6,450,000
Technology Hardware & Equipment 0.2%
Apple Inc., senior note, 2.40%, 5/03/23	United States	4,600,000		4,348,702
Juniper Networks Inc., senior note, 4.60%, 3/15/21	United States	5,000,000		5,355,990
				9,704,692
Telecommunication Services 1.8%
CenturyLink Inc., senior note, 5.80%, 3/15/22	United States	5,000,000		5,150,000
Embarq Corp., senior note, 7.082%, 6/01/16	United States	22,500,000		24,748,155
Frontier Communications Corp., senior note,
8.75%, 4/15/22	United States	3,000,000		3,435,000
7.125%, 1/15/23	United States	2,000,000		2,080,000
Intelsat Jackson Holdings SA, senior bond, 6.625%, 12/15/22	Luxembourg	5,000,000		5,050,000
Sprint Nextel Corp., senior note, 6.00%, 11/15/22	United States	7,000,000		6,930,000
Telefonica Emisiones SAU, senior note,
4.949%, 1/15/15	Spain	1,500,000		1,528,358
4.57%, 4/27/23	Spain	9,000,000		9,521,505
Verizon Communications Inc., senior bond, 6.40%, 9/15/33	United States	18,800,000		23,350,333
Verizon New York Inc., senior deb., B, 7.375%, 4/01/32	United States	1,000,000		1,241,447
[d] Wind Acquisition Finance SA, senior note, 144A, 7.375%, 4/23/21	Italy	5,000,000		5,200,000
				88,234,798
Transportation 0.2%
[d] Aviation Capital Group Corp., 144A, 7.125%, 10/15/20	United States	6,000,000		6,911,634
Burlington Northern and Santa Fe 99-2 Trust, secured bond, 7.57%, 1/02/21	United States	162,810		187,513

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
[d] DP World Ltd., 144A, 6.85%, 7/02/37	United Arab Emirates	3,700,000	4,136,896
Union Pacific Railroad Co. 1998 Pass Trust, 98-B, 6.85%, 1/02/19	United States	357,993	399,317
Union Pacific Railroad Co. 2005 Pass Trust, 05-1, 5.082%, 1/02/29	United States	220,000	242,921
			11,878,281
Utilities 2.4%
Baltimore Gas & Electric Co., senior bond, 3.35%, 7/01/23	United States	9,500,000	9,632,838
Dominion Resources Inc., senior note, 8.875%, 1/15/19	United States	3,650,000	4,648,286
[d,f] EDF SA, sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	24,000,000	24,456,960
[d] Enogex LLC, senior note, 144A, 6.25%, 3/15/20	United States	5,000,000	5,473,315
Georgia Power Co., senior note, 4.30%, 3/15/42	United States	9,000,000	9,053,028
MidAmerican Energy Co., senior note, 5.95%, 7/15/17	United States	2,200,000	2,489,529
Pacific Gas & Electric Co.,
4.45%, 4/15/42	United States	10,000,000	10,194,810
senior bond, 3.25%, 6/15/23	United States	9,500,000	9,486,463
PPL Energy Supply LLC, senior note, 6.20%, 5/15/16	United States	11,400,000	12,175,588
Sempra Energy, senior note, 2.875%, 10/01/22	United States	18,800,000	18,399,334
[d] State Grid Overseas Investment 2013 Ltd., senior note, 144A, 3.125%,
5/22/23	China	10,400,000	10,112,076
			116,122,227
Total Corporate Bonds (Cost $1,642,549,010)			1,704,549,436
[g] Senior Floating Rate Interests 3.3%
Automobiles & Components 0.0%†
FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan,
10.50%, 1/29/18	United States	509,924	481,878
Capital Goods 0.2%
[h] Erickson Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	15,682	14,017
Quikrete Holdings Inc., First Lien Initial Loan, 4.00%, 9/26/20	United States	3,055,017	3,059,654
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	United States	156,142	157,020
TransDigm Inc., Tranche C Term Loan, 3.75%, 2/28/20	United States	4,611,846	4,590,433
Wesco Distribution Inc., Tranche B-1 Loan, 3.75%, 12/12/19	United States	3,129,493	3,137,317
			10,958,441
Commercial & Professional Services 0.1%
Interactive Data Corp., Term Loan, 4.75%, 5/02/21	United States	4,839,068	4,864,778
Consumer Services 0.1%
[b,i] Turtle Bay Holdings LLC, Term Loan B, PIK, 3.00%, 6/30/16	United States	3,982,303	3,803,099
Diversified Financials 0.2%
Guggenheim Partners Investment Management Holdings LLC, Initial Term
Loan, 4.25%, 7/22/20	United States	1,665,561	1,666,602
Trans Union LLC, 2014 Replacement Term Loan, 4.00%, 4/09/21	United States	7,013,160	7,005,852
			8,672,454
Energy 0.0%†
Bowie Resource Holdings LLC, 2nd Lien Initial Term Loan, 11.75%, 2/16/21	United States	337,415	343,320
Food & Staples Retailing 0.0%†
AdvancePierre Foods Inc., Second Lien Term Loan, 9.50%, 10/10/17	United States	226,800	220,846
Food, Beverage & Tobacco 0.1%
Big Heart Pet Brands (Del Monte Pet), Initial Term Loans, 3.50%, 2/24/20	United States	3,657,858	3,615,182
Health Care Equipment & Services 0.2%
Carestream Health Inc., Second Lien Loan, 9.50%, 12/07/19	United States	534,954	545,541
Community Health Systems Inc., 2021 Term D Loan, 4.25%, 1/27/21	United States	7,329,165	7,356,649
Surgery Centers Holdings Inc., Incremental Second Lien Term Loan, 9.75%,
4/10/20	United States	3,700	3,774

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)

U.S. Renal Care Inc., Tranche B-2 Term Loan, 4.25%, 7/03/19	United States	2,501,274	2,498,930
			10,404,894
Household & Personal Products 0.1%
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	7,686,537	7,748,991
Materials 0.9%
Arysta Lifescience SPC LLC,
Initial Term Loan, 4.50%, 5/29/20	United States	8,352,149	8,355,632
Second Lien Initial Term Loan, 8.25%, 11/30/20	United States	1,568,007	1,590,547
Axalta Coating Systems U.S. Holdings Inc., 2014 Specified Refinancing Term,
4.00%, 2/01/20	United States	3,851,638	3,837,194
Exopack Holdings SA, USD Term Loan, 5.25%, 5/08/19	Luxembourg	1,320,201	1,338,628
MacDermid Holdings LLC, First Lien Tranche B Term Loan, 4.00%, 6/07/20	United States	5,271,249	5,277,179
OCI Beaumont LLC, Term B-3 Loan, 5.00%, 8/20/19	United States	1,082,430	1,097,314
Oxbow Carbon LLC, First Lien Tranche B Term Loan, 4.25%, 7/19/19	United States	5,015,555	5,034,364
OXEA GmbH, Second Lien Term Loan, 8.25%, 7/15/20	Luxembourg	322,548	325,773
Reynolds Group Holdings Inc., U.S. Term Loan, 4.00%, 12/01/18	United States	12,182,481	12,174,026
Tronox Pigments (Netherlands) BV, Term Loan, 4.00%, 3/19/20	Netherlands	4,606,470	4,612,708
			43,643,365
Media 0.0%†
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	949,478	952,615
NEP/NCP Holdco Inc., Second Lien Term Loan, 9.50%, 7/22/20	United States	146,822	150,860
Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	17,732	17,998
			1,121,473
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Valeant Pharmaceuticals International Inc., Series E-1 Tranche B Term Loan,
3.75%, 8/05/20	Canada	4,300,445	4,297,160
Retailing 0.5%
BJ's Wholesale Club Inc., 2013 (Nov) Replacement Loans, 4.50%, 9/26/19	United States	8,849,767	8,844,926
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	4,072,804	4,089,096
Harbor Freight Tools USA Inc., Loans, 4.75%, 7/26/19	United States	2,611,609	2,626,952
Party City Holdings Inc., 2014 Replacement Term Loan, 4.00%, 7/27/19	United States	2,193,057	2,180,329
Sears Roebuck Acceptance Corp., Term Loan, 5.50%, 6/30/18	United States	7,271,737	7,296,279
			25,037,582
Software & Services 0.5%
BMC Software Finance Inc.,
Initial U.S. Term Loans, 5.00%, 9/10/20	United States	9,522,152	9,473,055
JRevolver, 6.25%, 9/10/18	United States	7,629,911	7,057,667
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	7,951,603	7,843,923
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	United States	467,548	476,461
			24,851,106
Technology Hardware & Equipment 0.1%
Dell International LLC, Term B Loan, 4.50%, 4/29/20	United States	4,407,720	4,420,339
Telecommunication Services 0.1%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	3,488,055	3,488,055
Transportation 0.1%
Global Tip Finance BV/Finance America LLC, Facility C Commitment, 7.00%,
10/16/20	United States	2,869,949	2,886,093
Total Senior Floating Rate Interests (Cost $160,482,949)			160,859,056
Foreign Government and Agency Securities 8.9%
The Export-Import Bank of Korea, senior note,
1.25%, 11/20/15	South Korea	5,000,000	5,026,425
4.00%, 1/29/21	South Korea	6,500,000	6,899,977
[e] Government of Ghana, Reg S, 8.50%, 10/04/17	Ghana	300,000	317,369

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
Government of Hungary,
7.75%, 8/24/15	Hungary	28,900,000		HUF	130,598
5.50%, 12/22/16	Hungary	3,092,050,000		HUF	14,014,175
6.00%, 1/11/19	Hungary	1,820,000		EUR	2,829,732
A, 8.00%, 2/12/15	Hungary	91,860,000		HUF	403,782
A, 6.75%, 11/24/17	Hungary	1,457,960,000		HUF	6,895,433
A, 5.50%, 12/20/18	Hungary	205,390,000		HUF	940,521
[e] senior note, Reg S, 3.50%, 7/18/16	Hungary	115,000		EUR	160,517
[e] senior note, Reg S, 4.375%, 7/04/17	Hungary	215,000		EUR	310,857
[e] senior note, Reg S, 5.75%, 6/11/18	Hungary	695,000		EUR	1,060,810
[e] senior note, Reg S, 3.875%, 2/24/20	Hungary	285,000		EUR	410,873
[d] Government of Iceland, 144A, 5.875%, 5/11/22	Iceland	2,640,000			2,965,248
Government of Ireland,
4.50%, 4/18/20	Ireland	3,243,000		EUR	5,144,789
5.00%, 10/18/20	Ireland	2,107,000		EUR	3,454,884
senior bond, 5.40%, 3/13/25	Ireland	10,374,640		EUR	17,778,655
[d] Government of Lithuania, 144A,
6.75%, 1/15/15	Lithuania	3,720,000			3,820,105
7.375%, 2/11/20	Lithuania	4,670,000			5,700,973
Government of Malaysia,
3.434%, 8/15/14	Malaysia	65,965,000		MYR	20,636,089
3.741%, 2/27/15	Malaysia	40,550,000		MYR	12,725,369
3.835%, 8/12/15	Malaysia	48,200,000		MYR	15,165,888
4.72%, 9/30/15	Malaysia	1,720,000		MYR	546,828
3.197%, 10/15/15	Malaysia	14,200,000		MYR	4,437,489
senior note, 3.172%, 7/15/16	Malaysia	10,000,000		MYR	3,116,297
Government of Mexico,
9.50%, 12/18/14	Mexico	1,828,490	[k]	MXN	14,162,968
6.00%, 6/18/15	Mexico	43,520	[k]	MXN	337,686
8.00%, 12/17/15	Mexico	3,235,540	[k]	MXN	26,089,240
6.25%, 6/16/16	Mexico	501,510	[k]	MXN	3,995,070
7.25%, 12/15/16	Mexico	2,374,390	[k]	MXN	19,449,852
Government of Peru, senior bond, 7.84%, 8/12/20	Peru	4,279,000		PEN	1,777,769
Government of Poland,
5.50%, 4/25/15	Poland	13,215,000		PLN	4,326,067
5.00%, 4/25/16	Poland	3,390,000		PLN	1,132,018
[g] FRN, 2.69%, 1/25/17	Poland	859,000		PLN	275,274
[g] FRN, 2.69%, 1/25/21	Poland	871,000		PLN	275,521
senior note, 6.375%, 7/15/19	Poland	4,500,000			5,324,985
Strip, 1/25/16	Poland	102,440,000		PLN	31,658,992
[d] Government of Portugal, 144A, 5.125%, 10/15/24	Portugal	12,100,000			12,205,875
Government of Russia, senior bond,
[d] 144A, 7.50%, 3/31/30	Russia	3,868,195			4,377,830
[e] Reg S, 7.50%, 3/31/30	Russia	6,384,200			7,225,318
[d] Government of Serbia, senior note, 144A, 4.875%, 2/25/20	Serbia	6,000,000			6,090,000
Government of Singapore, senior note, 1.125%, 4/01/16	Singapore	750,000		SGD	608,407
Government of Sri Lanka,
A, 11.75%, 3/15/15	Sri Lanka	1,400,000		LKR	11,076
A, 6.50%, 7/15/15	Sri Lanka	35,020,000		LKR	268,436
A, 11.00%, 8/01/15	Sri Lanka	241,800,000		LKR	1,931,754
A, 6.40%, 8/01/16	Sri Lanka	23,800,000		LKR	180,907
A, 8.00%, 11/15/18	Sri Lanka	86,100,000		LKR	673,815
A, 9.00%, 5/01/21	Sri Lanka	89,150,000		LKR	715,011
B, 6.40%, 10/01/16	Sri Lanka	18,900,000		LKR	143,338
B, 8.50%, 7/15/18	Sri Lanka	18,990,000		LKR	151,049
C, 8.50%, 4/01/18	Sri Lanka	50,980,000		LKR	405,211
D, 8.50%, 6/01/18	Sri Lanka	65,480,000		LKR	521,602
Government of the Philippines, senior note, 1.625%, 4/25/16	Philippines	86,200,000		PHP	1,955,396
[d] Government of Ukraine, senior note, 144A, 7.95%, 2/23/21	Ukraine	2,370,000			2,284,087
[l] Government of Uruguay, senior bond, Index Linked, 4.375%, 12/15/28	Uruguay	197,366,298		UYU	9,503,493
[d] Government of Vietnam, 144A,
6.875%, 1/15/16	Vietnam	150,000			160,829
6.75%, 1/29/20	Vietnam	5,120,000			5,844,122
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	South Korea	4,101,900,000		KRW	3,992,749

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
senior bond, 2.80%, 8/02/15	South Korea	20,907,710,000	KRW	20,423,050
senior bond, 2.81%, 10/02/15	South Korea	6,242,000,000	KRW	6,100,887
senior note, 2.82%, 8/02/14	South Korea	681,200,000	KRW	662,646
senior note, 2.78%, 10/02/14	South Korea	2,715,600,000	KRW	2,643,251
senior note, 2.84%, 12/02/14	South Korea	2,278,170,000	KRW	2,219,454
senior note, 2.74%, 2/02/15	South Korea	17,030,680,000	KRW	16,595,570
senior note, 2.76%, 6/02/15	South Korea	24,098,900,000	KRW	23,511,899
Korea Treasury Bond, senior note,
3.25%, 12/10/14	South Korea	3,998,620,000	KRW	3,901,144
3.25%, 6/10/15	South Korea	3,634,290,000	KRW	3,560,986
2.75%, 12/10/15	South Korea	2,942,150,000	KRW	2,875,514
3.00%, 12/10/16	South Korea	36,270,000,000	KRW	35,699,204
Letra Tesouro Nacional, Strip, 1/01/15	Brazil	27[m] BRL		11,375
[n] Nota Do Tesouro Nacional, Index Linked, 6.00%,
5/15/15	Brazil	840[m] BRL		919,268
8/15/18	Brazil	13,695[m] BRL		15,009,982
[d] Peru Enhanced Pass-Through Finance Ltd., senior secured bond, A-1, 144A,
zero cpn., 5/31/18	Peru	580,958		546,472
Total Foreign Government and Agency Securities (Cost $424,006,303)				437,630,132
U.S. Government and Agency Securities 3.0%
U.S. Treasury Bond,
5.00%, 5/15/37	United States	5,500,000		7,144,841
3.50%, 2/15/39	United States	43,000,000		44,948,416
2.875%, 5/15/43	United States	33,000,000		30,262,023
[l] U.S. Treasury Note, Index Linked,
2.00%, 1/15/16	United States	8,329,508		8,728,092
0.125%, 4/15/16	United States	53,883,366		55,049,455
Total U.S. Government and Agency Securities (Cost $144,707,262)				146,132,827
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 15.6%
Banks 8.4%
Banc of America Commercial Mortgage Trust,
2006-4, AJ, 5.695%, 7/10/46	United States	20,562,000		21,478,140
2006-4, AM, 5.675%, 7/10/46	United States	7,350,000		7,973,986
[g] 2007-3, AM, FRN, 5.598%, 6/10/49	United States	17,730,000		19,438,197
Bear Stearns Commercial Mortgage Securities Inc.,
[g] 2006-PW11, AJ, FRN, 5.605%, 3/11/39	United States	19,594,000		20,419,887
[g] 2006-PW12, AJ, FRN, 5.751%, 9/11/38	United States	3,286,000		3,448,797
2006-PW13, AJ, 5.611%, 9/11/41	United States	18,023,000		18,857,447
[g] 2007-PW16, AM, FRN, 5.706%, 6/11/40	United States	11,110,000		12,266,407
Bear Stearns Commercial Mortgage Securities Trust,
2007-PW15, A4, 5.331%, 2/11/44	United States	9,697,962		10,420,058
[g] 2007-PW16, A4, FRN, 5.706%, 6/11/40	United States	21,845,000		24,192,103
[g] Capital One Multi-Asset Execution Trust,
2007-A1, A1, FRN, 0.202%, 11/15/19	United States	4,400,000		4,380,572
2007-A2, A2, FRN, 0.232%, 12/16/19	United States	26,136,000		26,037,010
[g] Citibank Credit Card Issuance Trust,
2013-A12, A12, FRN, 0.453%, 11/07/18	United States	7,050,000		7,063,254
2013-A7, A7, FRN, 0.583%, 9/10/20	United States	11,130,000		11,209,195
2014-A9, A9, FRN, 0.353%, 5/09/18	United States	5,000,000		5,005,382
Citigroup Commercial Mortgage Trust, 2006-C5, AJ, 5.482%, 10/15/49	United States	15,876,000		16,057,209
[g] Countrywide Asset-Backed Certificates, 2004-1, M1, FRN, 0.905%, 3/25/34	United States	3,103,689		2,985,662
Credit Suisse First Boston Mortgage Securities Corp., 2004-6, 3A1, 5.00%,
9/25/19	United States	1,687,699		1,772,590
[d,g,o] Credit Suisse Mortgage Capital Certificates, 2009-15R, 3A1, 144A, FRN,
5.371%, 3/26/36	United States	8,735,705		9,033,326
FHLMC, 2643, OG, 5.00%, 7/15/32	United States	1,531,984		1,544,785
[g] FNMA, 2005-122, FN, FRN, 0.505%, 1/25/36	United States	1,099,450		1,094,299
Greenwich Capital Commercial Funding Corp.,
[g] 2006-GG7, AJ, FRN, 5.82%, 7/10/38	United States	18,910,000		19,707,123
[g] 2006-GG7, AM, FRN, 5.82%, 7/10/38	United States	4,685,000		5,061,393

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
2007-GG9, A4, 5.444%, 3/10/39	United States	22,885,000	24,837,823
JP Morgan Chase Commercial Mortgage Securities Trust,
[g,o] 2006-CB14, B, FRN, 5.537%, 12/12/44	United States	8,000,000	3,287,064
2006-CB17, AM, 5.464%, 12/12/43	United States	16,790,000	17,761,217
[g,o] 2006-LDP7, AJ, FRN, 5.873%, 4/15/45	United States	18,983,000	19,464,504
[g] LB-UBS Commercial Mortgage Trust, 2006-C4, AJ, FRN, 5.857%, 6/15/38	United States	11,540,000	12,264,250
[g] Merrill Lynch Mortgage Investors Inc., 2003-A, 1A, FRN, 0.895%, 3/25/28	United States	2,594,230	2,564,522
[g] Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, FRN, 5.282%, 11/12/37	United States	8,000,000	8,358,600
[g] Morgan Stanley ABS Capital I Inc. Trust,
2003-HE1, M1, FRN, 1.355%, 5/25/33	United States	4,282,344	4,047,034
2005-WMC, M2, FRN, 0.89%, 1/25/35	United States	3,474,190	3,365,221
Morgan Stanley Capital I Trust,
[d] 2005-RR6, AJ, 144A, 5.233%, 5/24/43	United States	4,880,000	4,891,507
[g] 2006-HQ8, AJ, FRN, 5.497%, 3/12/44	United States	14,956,000	15,277,240
[g] 2007-IQ16, AM, FRN, 6.099%, 12/12/49	United States	21,470,000	24,130,219
[g] Wachovia Bank Commercial Mortgage Trust,
2006-C23, AJ, FRN, 5.515%, 1/18/45	United States	7,675,000	8,100,034
FRN, 5.727%, 5/15/16	United States	6,683,000	6,745,720
Wells Fargo Mortgage Backed Securities Trust,
[g,o] 04-W, A9, FRN, 2.762%, 11/25/34	United States	2,727,331	2,823,850
[g,o] 2004-I, 2A1, FRN, 2.654%, 6/25/34	United States	1,612,001	1,621,977
[o] 2007-3, 3A1, 5.50%, 4/25/37	United States	637,584	661,432
[h] Weyerhaeuser Mortgage Co., 1984-A, 7.43%, 1/01/24	United States	19,574	19,574
			409,668,610
Diversified Financials 7.0%
[g] Aames Mortgage Investment Trust, 2005-4, M1, FRN, 0.86%, 10/25/35	United States	2,510,385	2,513,029
[g] American Express Credit Account Master Trust,
08-2, A, FRN, 1.412%, 9/15/20	United States	15,550,000	16,120,304
2008-6, A, FRN, 1.352%, 2/15/18	United States	2,827,000	2,855,688
2012-1, A, FRN, 0.422%, 1/15/20	United States	8,160,000	8,175,741
2012-3, A, FRN, 0.302%, 3/15/18	United States	5,630,000	5,633,319
[g] American Express Credit Account Secured Note Trust, 2012-4, A, FRN,
0.392%, 5/15/20	United States	11,193,000	11,190,565
[g] American Home Mortgage Investment Trust, 2004-3, 4A, FRN, 1.837%,
10/25/34	United States	3,103,023	3,090,981
[g] Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through
Certificates, 2004-R4, M1, FRN, 0.98%, 6/25/34	United States	9,402,927	9,219,245
[g] Amortizing Residential Collateral Trust, 2002-BC1, M1, FRN, 1.43%, 1/25/32	United States	61,343	44,157
[d] Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	8,740,000	8,599,111
[d,g] ARES CLO Funds, 2007-12A, B, 144A, FRN, 1.227%, 11/25/20	United States	1,090,000	1,072,396
[d,g] ARES CLO Ltd., 2007-3RA, B, 144A, FRN, 0.603%, 4/16/21	United States	9,780,000	9,298,139
[d,g] ARES XI CLO Ltd., 2007-11A, A1C, 144A, FRN, 0.504%, 10/11/21	United States	5,343,276	5,226,205
[g] Argent Securities Inc., 2005-W2, A2C, FRN, 0.515%, 10/25/35	United States	6,225,000	5,758,984
[d,g] Atrium CDO Corp., 10A, C, 144A, FRN, 2.833%, 7/16/25	United States	4,650,000	4,553,838
[d,g] Babson CLO Inc., 2007-1A, A1, 144A, FRN, 0.459%, 1/18/21	United States	7,768,124	7,678,868
[g] Bayview Financial Acquisition Trust, 2004-D, M1, FRN, 0.784%, 8/28/44	United States	6,649,429	6,663,865
[g] Bear Stearns Alt-A Trust, 2004-13, A2, FRN, 1.035%, 11/25/34	United States	1,675,200	1,605,515
[d,g] Bridgeport CLO Ltd., 2006-1A, B, 144A, FRN, 0.884%, 7/21/20	United States	2,000,000	1,898,740
[d,g] Cent CDO Ltd., 2007-15A,
A2B, 144A, FRN, 0.571%, 3/11/21	United States	5,686,824	5,304,044
B, 144A, FRN, 0.951%, 3/11/21	United States	6,000,000	5,574,060
[d,g] Cent CDO XI Ltd., 2006-11A, B, 144A, FRN, 1.034%, 4/25/19	United States	2,680,000	2,547,715
[d,g] Cent CLO LP, 2013-20A, A, 144A, FRN, 1.714%, 1/25/26	United States	3,000,000	2,993,280
[g] Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2, 2A2, FRN,
0.655%, 2/25/35	United States	675,545	619,037
[g] Chase Issuance Trust,
2012-A6, A, FRN, 0.282%, 8/15/17	United States	2,210,000	2,210,389
2012-A9, A9, FRN, 0.302%, 10/16/17	United States	2,210,000	2,210,486
2013-A6, A6, FRN, 0.572%, 7/15/20	United States	17,443,000	17,523,212
2014-A3, A3, FRN, 0.352%, 5/15/18	United States	26,980,000	27,023,330
[d,g] Chatham Light CLO Ltd., 2005-2A, A2, 144A, FRN, 0.623%, 8/03/19	United States	5,410,000	5,381,111
[d,g] CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 0.635%, 7/26/21	United States	1,420,000	1,361,354
[d,g] Colony American Homes, 2014-1A, A, 144A, FRN, 1.40%, 5/17/31	United States	10,153,706	10,231,392
[d] ColumbusNova CLO IV Ltd., 2007-2A, B, 144A, 1.484%, 10/15/21	United States	1,590,000	1,557,802

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
[d,g] ColumbusNova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.234%, 10/15/21	United States	690,000		672,212
[d] Countryplace Manufactured Housing Contract Trust, 2005-A3, 144A, 4.80%,
12/15/35	United States	688,056		704,373
[d,g] CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.466%, 10/20/43	United States	13,523,663		13,302,484
[d,g] DLJ Mortgage Acceptance Corp., 1997-CF1, S, 144A, IO, FRN, 0.829%,
5/15/30	United States	2,164		6
[d,g] Eaton Vance CDO Ltd., 2014-1A,
B, 144A, FRN, 2.285%, 7/15/26	United States	1,813,400		1,819,148
C, 144A, FRN, 3.235%, 7/15/26	United States	1,558,600		1,554,470
[d] Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%, 7/15/25	United States	2,920,000		2,952,529
[d] G-Force LLC, 2005-RRA,
A2, 144A, 4.83%, 8/22/36	United States	5,833		5,971
C, 144A, 5.20%, 8/22/36	United States	9,275,000		8,620,231
[d,g] Gleneagles CLO Ltd., 2005-1A, A2, 144A, FRN, 0.625%, 11/01/17	United States	4,700,000		4,628,748
GMAC Commercial Mortgage Securities Inc.,
[g] 2004-C3, D, FRN, 5.044%, 12/10/41	United States	2,300,000		1,969,645
[o] 2005-C1, B, 4.936%, 5/10/43	United States	10,285,000		4,711,404
Green Tree Financial Corp.,
1996-9, M1, 7.63%, 8/15/27	United States	4,174,514		4,602,260
1999-3, A7, 6.74%, 2/01/31	United States	1,176,341		1,182,750
Greenpoint Manufactured Housing, 1999-3, 1A7, 7.27%, 6/15/29	United States	16,277,786		16,431,090
[g] GSAA Home Equity Trust, 05-5, M3, FRN, 1.10%, 2/25/35	United States	3,550,000		3,252,599
[d] Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%, 10/20/24	United States	2,620,000		2,682,828
[g] Home Equity Mortgage Trust, 2004-4, M3, FRN, 1.13%, 12/25/34	United States	3,775,334		3,434,214
[g,o] JP Morgan Chase Commercial Mortgage Securities Trust, 2006-CB16, B,
FRN, 5.672%, 5/12/45	United States	6,745,000		5,317,117
[g] JP Morgan Mortgage Acquisition Corp., 2006-ACC1, A4, FRN, 0.305%,
5/25/36	United States	1,653,192		1,630,530
[d,g] Katonah Ltd., 2007-IA, A2L, 144A, FRN, 1.733%, 4/23/22	United States	5,416,684		5,346,755
[d,g] Landmark IX CDO Ltd., 2007-9A, C, 144A, FRN, 0.934%, 4/15/21	United States	2,190,000		2,094,450
[d] Legacy Benefits Insurance Settlements LLC, 2004-1, A, 144A, 5.35%, 2/10/39	United States	1,515,036		1,446,102
Lehman ABS Corp., 2003-1, A1, 5.50%, 12/25/33	United States	4,068,771		4,149,085
[g,o] Long Beach Mortgage Loan Trust, 2005-WL2, M1, FRN, 0.625%, 8/25/35	United States	2,172,309		2,158,630
[d,g] Mountain View CLO II Ltd., 2006-2A, C, 144A, FRN, 0.934%, 1/12/21	United States	4,000,000		3,777,040
[d,g] Newcastle CDO Ltd., 2004-5A, 1, 144A, FRN, 0.571%, 12/24/39	United States	3,069,714		2,988,112
[d,g] Pegasus 2006-1 Ltd., 2006-1A, A1, 144A, FRN, 0.555%, 7/25/49	United States	6,430,000		5,899,525
Residential Asset Securities Corp.,
2001-KS2, AI5, 7.514%, 6/25/31	United States	8,695		8,814
2004-KS1, AI4, 4.213%, 4/25/32	United States	194,485		194,386
[g] 2005-AHL2, A2, FRN, 0.415%, 10/25/35	United States	97,932		97,997
[g] SLM Student Loan Trust, 2005-4, A2, FRN, 0.314%, 4/26/21	United States	78,287		78,229
[g] Structured Asset Securities Corp.,
2002-1A, 2A1, FRN, 1.743%, 2/25/32	United States	27,276		24,602
2006-WF1, A5, FRN, 0.455%, 2/25/36	United States	8,442,236		8,308,971
[e,g] Talisman 6 Finance, Reg S, FRN, 0.382%, 10/22/16	Germany	14,172,439	EUR	18,524,811
[d,g] Veritas CLO Ltd., 2006-2A, A2, 144A, FRN, 0.564%, 7/11/21	United States	1,300,000		1,273,415
[d,g] West CLO Ltd., 2014-1A,
A2, 144A, FRN, 2.333%, 7/18/26	United States	2,860,000		2,860,000
B, 144A, FRN, 3.083%, 7/18/26	United States	7,540,000		7,365,072

[d,g] Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.45%, 8/01/22	United States	3,442,858		3,397,102

				345,203,609
Real Estate 0.2%
[d,g] American Homes 4 Rent, 2014-SFR1, A, 144A, FRN, 1.25%, 6/17/31	United States	2,436,370		2,441,698

[d,g] Citigroup Mortgage Loan Trust Inc., 2013-A, A, 144A, FRN, 3.00%, 5/25/42	United States	6,663,472		6,766,833

				9,208,531

Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $733,223,699)				764,080,750
Mortgage-Backed Securities 19.1%
[g] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate
0.1%
FHLMC, 1.932% - 3.275%, 3/01/25 - 10/01/36	United States	4,152,814		4,334,614

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.9%
FHLMC 30 Year, 6.00%, 6/01/37	United States	123,311	138,264
FHLMC 30 Year, 6.50%, 8/01/25 - 11/01/31	United States	166,681	190,136
FHLMC 30 Year, 7.00%, 7/01/31	United States	7,439	7,965
FHLMC 30 Year, 8.00%, 2/01/30	United States	50,439	60,263
FHLMC 30 Year, 8.50%, 10/01/24	United States	8,521	9,666
FHLMC Gold 15 Year, 5.00%, 10/01/17 - 9/01/18	United States	93,929	99,116
FHLMC Gold 15 Year, 5.50%, 11/01/22	United States	368,672	391,241
FHLMC Gold 15 Year, 6.00%, 2/01/17 - 9/01/22	United States	841,314	911,110
[j] FHLMC Gold 30 Year, 3.00%, 8/01/42	United States	80,000,000	78,363,128
[j] FHLMC Gold 30 Year, 4.00%, 8/01/43	United States	55,000,000	57,744,841
FHLMC Gold 30 Year, 4.50%, 3/01/39	United States	4,129,769	4,444,922
FHLMC Gold 30 Year, 5.00%, 8/01/33 - 2/01/39	United States	31,913,371	35,061,762
FHLMC Gold 30 Year, 5.50%, 1/01/35 - 12/01/37	United States	3,547,294	3,918,464
FHLMC Gold 30 Year, 6.00%, 5/01/33 - 4/01/38	United States	3,366,076	3,776,302
FHLMC Gold 30 Year, 6.50%, 4/01/28 - 3/01/39	United States	2,572,816	2,925,133
FHLMC Gold 30 Year, 7.00%, 1/01/28 - 7/01/32	United States	162,515	187,968
FHLMC Gold 30 Year, 7.50%, 3/01/32	United States	33,238	38,966
FHLMC Gold 30 Year, 8.50%, 8/01/30	United States	4,979	5,751
FHLMC Gold 30 Year, 9.00%, 1/01/22	United States	13,644	13,830
FHLMC Gold 30 Year, 10.00%, 10/01/30	United States	25,634	26,159

			188,314,987
[g] Federal National Mortgage Association (FNMA) Adjustable Rate
0.2%
FNMA, 1.737% - 4.775%, 6/01/15 - 3/01/37	United States	9,724,475	10,312,088

Federal National Mortgage Association (FNMA) Fixed Rate
13.8%
[j] FNMA 15 Year, 3.00%, 8/01/27	United States	235,000,000	242,343,750
FNMA 15 Year, 4.50%, 3/01/19 - 6/01/19	United States	250,646	265,028
FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18	United States	196,329	207,271
FNMA 15 Year, 5.50%, 6/01/16 - 12/01/23	United States	611,122	663,773
FNMA 15 Year, 6.00%, 5/01/17 - 9/01/22	United States	136,460	145,487
FNMA 15 Year, 6.50%, 4/01/16 - 9/01/16	United States	3,732	3,826
[j] FNMA 30 Year, 3.00%, 7/01/42	United States	100,000,000	98,028,130
[j] FNMA 30 Year, 3.50%, 8/01/42	United States	16,000,000	16,306,750
[j] FNMA 30 Year, 4.00%, 8/15/40	United States	257,000,000	270,284,690
FNMA 30 Year, 5.00%, 6/01/36 - 5/01/39	United States	4,481,607	4,943,962
FNMA 30 Year, 5.50%, 6/01/33 - 8/01/37	United States	14,572,149	16,352,145
FNMA 30 Year, 6.00%, 9/01/32 - 9/01/38	United States	21,046,076	23,712,315
FNMA 30 Year, 6.50%, 5/01/28 - 5/01/37	United States	499,982	565,799
FNMA 30 Year, 7.00%, 11/01/25	United States	4,706	4,816
FNMA 30 Year, 7.50%, 1/01/30	United States	21,055	25,224
FNMA 30 Year, 8.50%, 4/01/30 - 5/01/32	United States	126,601	150,369
FNMA 30 Year, 9.00%, 11/01/26 - 5/01/27	United States	135,359	148,691

			674,152,026
[g] Government National Mortgage Association (GNMA) Adjustable
Rate 0.0%†
GNMA, 1.625%, 1/20/23 - 10/20/26	United States	71,918	74,344
Government National Mortgage Association (GNMA) Fixed Rate
1.1%
GNMA I SF 30 Year, 6.00%, 1/15/39	United States	447,568	502,854
GNMA I SF 30 Year, 6.50%, 10/15/31 - 7/15/38	United States	93,296	106,824
GNMA I SF 30 Year, 7.00%, 10/15/27 - 6/15/31	United States	62,954	71,864
GNMA I SF 30 Year, 7.50%, 2/15/17 - 5/15/26	United States	179,411	188,243
GNMA I SF 30 Year, 8.00%, 8/15/16 - 5/15/17	United States	44,173	44,604
GNMA I SF 30 Year, 9.00%, 9/15/25 - 1/15/31	United States	2,271	2,385
[j] GNMA II SF 30 Year, 3.50%, 8/01/42	United States	50,000,000	51,596,685
GNMA II SF 30 Year, 6.00%, 5/20/31	United States	9,588	10,886

Franklin Investors Securities Trust

Statement of Investments, July 31, 2014 (unaudited) (continued)
GNMA II SF 30 Year, 6.50%, 3/20/28 - 7/20/38	United States	1,034,886	1,159,904
GNMA II SF 30 Year, 7.50%, 8/20/30 - 1/20/33	United States	88,332	102,965

GNMA II SF 30 Year, 8.00%, 7/20/27	United States	55,429	57,213

			53,844,427

Total Mortgage-Backed Securities (Cost $925,476,892)			931,032,486
Municipal Bonds 4.8%
Alabama Federal Aid Highway Finance Authority Federal Highway Revenue,
Grant Anticipation Bond, 5.00%, 9/01/25	United States	14,000,000	16,233,140
Arkansas State GO, Four-Lane Highway Construction and Improvement
Bonds, 3.25%, 6/15/22	United States	18,500,000	19,489,010
California State GO, Various Purpose, 6.00%, 11/01/39	United States	2,385,000	2,851,935
[g] California State Judgment Trust COP, FRN, 1.585%, 6/01/15	United States	1,000,000	977,540
Chicago Transit Authority Sales and Transfer Tax Receipts Revenue, Pension
Funding, Series A, 6.899%, 12/01/40	United States	800,000	993,984
Coachella Valley USD, GO, Riverside and Imperial Counties, Election of
2005, Series D, AGMC Insured, 5.00%, 8/01/37	United States	6,395,000	6,924,058
Colorado State ISD, GO, Mitchell and Scurry Counties, School Building, PSF
Guarantee, 5.00%, 8/15/38	United States	2,600,000	2,921,048
Connecticut State GO, Series B, 5.00%, 4/15/18	United States	650,000	745,082
Evansville Local Public Improvement Bond Bank Revenue, Sewage Works
Project, Series A, 5.00%, 7/01/36	United States	1,355,000	1,489,281
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A,
2.995%, 7/01/20	United States	16,800,000	16,901,472
Hawaii State GO, Series EH, 5.00%, 8/01/30	United States	1,385,000	1,599,467
Illinois State GO, 5.877%, 3/01/19	United States	9,200,000	10,259,932
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien,
Series A, 5.00%, 1/01/38	United States	10,150,000	10,928,200
Kansas State Development Finance Authority Revenue, Wichita State
University Union Corp. Student Housing Project, Refunding, Series F-1,
5.25%, 6/01/38	United States	3,720,000	4,034,303
5.25%, 6/01/42	United States	3,700,000	4,003,363
5.00%, 6/01/46	United States	4,400,000	4,660,216
Massachusetts State GO, Consolidated Loan of 2014, Series A, 4.50%,
12/01/43	United States	4,950,000	5,214,726
Metropolitan Boston Transit Parking Corp. Systemwide Parking Revenue,
senior lien, 5.00%, 7/01/41	United States	3,500,000	3,781,575
Minnesota State GO, Various Purpose, Refunding, Series F, 4.00%, 10/01/24	United States	5,760,000	6,488,122
Mississippi State GO, Series B, 5.00%, 12/01/31	United States	1,565,000	1,806,808
Nassau County GO, General Improvement Bonds, Series B, 5.00%,
4/01/39	United States	7,700,000	8,269,954
4/01/43	United States	8,150,000	8,722,456
New Jersey EDA Revenue, School Facilities Construction, Refunding, Series
NN, 5.00%, 3/01/30	United States	3,300,000	3,577,266
New York City Municipal Water Finance Authority Water and Sewer System
Revenue, Second General Resolution, Fiscal 2014, Refunding, Series BB,
5.00%, 6/15/46	United States	4,865,000	5,311,996
New York State Urban Development Corp. Revenue, State Personal Income
Tax, General Purpose, Series C, 5.00%, 3/15/29	United States	20,725,000	23,781,523
[b] Puerto Rico Electric Power Authority Power Revenue, Series A, 6.75%,
7/01/36	United States	12,000,000	5,835,000
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, Series A, zero cpn., 8/01/25	United States	7,450,000	2,684,608
first subordinate, Series A, 6.50%, 8/01/44	United States	13,200,000	10,479,084
Puerto Rico Sales Tax Financing Corp. Revenue, Capital Appreciation,
Refunding, Series A, zero cpn., 8/01/26	United States	10,300,000	3,379,533
South Carolina State Public Service Authority Revenue, Refunding, Series B,
5.00%, 12/01/38	United States	4,500,000	4,876,200
University of California Revenues, General, Series AK, 5.00%, 5/15/48	United States	25,000,000	30,314,500
Washington State GO, Various Purpose,
Refunding, Series R-C, 5.00%, 7/01/24	United States	1,800,000	2,166,804

Series D, 5.00%, 2/01/23	United States	1,600,000	1,900,480
Total Municipal Bonds (Cost $229,271,236)			233,602,666

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
		Shares
[a] Escrow and Litigation Trusts 0.0%†
[h] Comfort Co. Inc., Escrow Account	United States	716			—
Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	43,500			435
Motors Liquidation Co., GUC Trust, Escrow Account	United States	1,113			26,823
[h] NewPage Corp., Litigation Trust	United States	2,500,000			—
Total Escrow and Litigation Trusts (Cost $47,628)					27,258
	Counterparty	Notional Amount*
Options Purchased 0.1%
Calls - Over-the-Counter
Credit Default Swaptions 0.0%†
Buy protection on CDX.NA.HY.22, Premium Rate 5.00%, Strike Price $103,
Expires 9/17/14	CITI	24,000,000	[p]		93,210
Buy protection on CDX.NA.IG.22, Premium Rate 1.00% Strike Price $90,
Expires 9/17/14	JPHQ	71,000,000	[p]		34,577
Buy protection on CDX.NA.IG.22, Premium Rate 1.00%, Strike Price $80,
Expires 12/17/14	FBCO	71,000,000	[p]		175,299
					303,086
Currency Options 0.0%†
USD/KRW, October Strike Price 1,040 KRW, Expires 10/16/14	BZWS	19,000,000	[p]		172,330
USD/KRW, December Strike Price 1,068 KRW, Expires 12/15/14	BZWS	9,500,000	[p]		74,281
USD/MXN, December Strike Price 13.80 MXN, Expires 12/15/14	CITI	7,200,000	[p]		75,204
USD/MYR, December Strike Price 3.37 MYR, Expires 12/15/14	CITI	7,200,000	[p]		29,268
					351,083
Interest Rate Swaptions 0.1%
Pay fixed 3.10%, receive float 3-month USD LIBOR, Expires 12/29/14	HSBC	251,000,000	[p]		2,155,086
Puts - Over-the-Counter
Currency Options 0.0%†
EUR/PLN, October Strike Price 4.13 PLN, Expires 10/22/14	BZWS	33,347,129	[p]	EUR	149,796

Total Options Purchased (Cost $3,611,837)					2,959,051
Total Investments before Short Term Investments (Cost $4,285,335,432)					4,403,773,750
	Country	Principal Amount*
Short Term Investments 25.5%
Foreign Government and Agency Securities 0.2%
[q] Bank of Negara Monetary Notes, 8/05/14 - 11/06/14	Malaysia	33,650,000		MYR	10,472,060
[q] Philippine Treasury Bills, 8/06/14 - 11/05/14	Philippines	40,310,000		PHP	922,457
Total Foreign Government and Agency Securities (Cost $11,359,970)					11,394,517
U.S. Government and Agency Securities 8.0%
[q] U.S. Treasury Bills,
8/21/14	United States	100,000,000			99,999,300
9/25/14	United States	75,000,000			74,999,400
8/07/14 - 10/16/14	United States	58,750,000			58,749,357
10/23/14	United States	90,000,000			89,997,390
11/06/14	United States	64,700,000			64,695,665
Total U.S. Government and Agency Securities (Cost $388,433,697)					388,441,112
Total Investments before Money Market Funds (Cost $4,685,129,099)					4,803,609,379
		Shares
Money Market Funds (Cost $846,155,702) 17.3%
[a,r] Institutional Fiduciary Trust Money Market Portfolio	United States	846,155,702			846,155,702

Franklin Investors Securities Trust

Statement of Investments, July 31, 2014 (unaudited) (continued)
Total Investments (Cost $5,531,284,801) 115.7%				5,649,765,081
Options Written (0.0)%†				(20,197)
Other Assets, less Liabilities (15.7)%				(768,657,425)
Net Assets 100.0%				$4,881,087,459
	Counterparty	Notional Amount*
Options Written (Premiums received $190,817) (0.0)%†
Calls - Over-the-Counter
Currency Options (0.0)%†
USD/KRW, October Strike Price 1,100 KRW, Expires 10/16/14	BZWS	19,000,000	[p]	$(20,197)

† Rounds to less than 0.1% of net assets.
* The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b At July 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
c The security is owned by Delaware Corporation, a wholly-owned subsidiary of the Fund. See Note 8.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of
Trustees. At July 31, 2014, the aggregate value of these securities was $575,540,710, representing 11.79% of net assets.
e Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2014, the aggregate value of these securities was $66,879,674, representing 1.37% of net assets.
f Perpetual security with no stated maturity date.
g The coupon rate shown represents the rate at period end.
h Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2014, the aggregate value of these securities was $33,591, representing less than 0.01% of net assets.
i Income may be received in additional securities and/or cash.
j Security purchased on a delayed delivery, or to-be-announced (TBA) basis.
k Principal amount is stated in 100 Mexican Peso Units.
l Principal amount of security is adjusted for inflation.
m Principal amount is stated in 1,000 Brazilian Real Units.
n Redemption price at maturity is adjusted for inflation.
o The bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
p Amount represents notional amount under the terms of the option.
q The security is traded on a discount basis with no stated coupon rate.
r The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At July 31, 2014, the Fund had the following financial futures contracts outstanding. See Note 3.

Financial Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
U.S. Treasury 2 Year Note	Short	1,160	$254,529,375	9/30/14	$34,724	$-
U.S. Treasury 5 Year Note	Short	3,778	448,962,172	9/30/14	1,186,912	-
Net unrealized appreciation (depreciation)					$1,221,636

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)

At July 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*	Date	Appreciation	Depreciation
Euro	BZWS	Buy	8,373,330	11,590,698	8/04/14	$-	$(379,504)
Euro	BZWS	Sell	8,373,330	11,118,526	8/04/14	-	(92,668)
Euro	JPHQ	Buy	633,667	853,435	8/06/14	-	(5,002)
Euro	JPHQ	Sell	633,667	838,153	8/06/14	-	(10,280)
Euro	CITI	Buy	477,390	638,652	8/08/14	541	-
Euro	CITI	Sell	477,390	635,549	8/08/14	-	(3,644)
Euro	CITI	Buy	138,480	185,259	8/11/14	159	-
Euro	CITI	Sell	138,480	184,523	8/11/14	-	(895)
Euro	DBAB	Buy	3,700,000	5,120,430	8/11/14	-	(166,327)
Euro	DBAB	Sell	3,700,000	4,933,395	8/11/14	-	(20,708)
Euro	DBAB	Buy	1,480,000	1,979,500	8/15/14	2,167	-
Euro	DBAB	Sell	1,480,000	1,964,744	8/15/14	-	(16,922)
Euro	MSCO	Buy	1,183,364	1,583,223	8/15/14	1,259	-
Euro	MSCO	Sell	1,183,364	1,570,312	8/15/14	-	(14,170)
Euro	DBAB	Buy	3,800,000	5,152,420	8/20/14	-	(64,276)
Euro	DBAB	Sell	4,038,200	5,387,326	8/20/14	-	(19,765)
Euro	BZWS	Sell	1,056,192	1,415,920	8/25/14	1,672	-
Euro	JPHQ	Sell	3,445,999	4,608,093	8/27/14	-	(6,152)
Malaysian Ringgit	JPHQ	Buy	12,560,000	3,739,987	8/27/14	182,402	-
Malaysian Ringgit	JPHQ	Sell	9,890,000	2,998,333	8/27/14	-	(90,237)
Euro	DBAB	Sell	809,975	1,071,354	8/28/14	-	(13,218)
Philippine Peso	JPHQ	Buy	566,370,000	12,761,830	8/29/14	215,499	-
Euro	BZWS	Sell	267,947	357,977	9/19/14	-	(837)
Euro	UBSW	Sell	2,880,000	3,849,408	9/22/14	-	(7,306)
Euro	BZWS	Sell	649,831	879,715	9/24/14	9,496	-
Euro	DBAB	Buy	2,644,115	3,641,740	9/30/14	-	(100,806)
Euro	DBAB	Sell	9,457,000	12,770,449	9/30/14	105,869	-
British Pound	DBAB	Sell	4,636,500	7,228,304	10/01/14	-	(594,812)
Euro	DBAB	Sell	10,525,238	14,281,695	10/08/14	186,120	-
Euro	HSBC	Sell	267,000	362,594	10/20/14	5,006	-
Malaysian Ringgit	JPHQ	Buy	1,626,000	502,612	10/20/14	3,566	-
Euro	DBAB	Sell	6,799,883	9,315,364	10/22/14	208,351	-
Chilean Peso	CITI	Buy	906,403,000	1,739,737	10/24/14	-	(168,930)
Japanese Yen	DBAB	Sell	117,763,200	1,213,816	10/29/14	68,350	-
Euro	DBAB	Sell	168,369	227,323	10/30/14	1,821	-
Chilean Peso	DBAB	Buy	651,808,600	1,236,430	10/31/14	-	(107,550)
Euro	DBAB	Sell	3,725,791	5,085,781	10/31/14	95,690	-
Euro	DBAB	Sell	961,000	1,301,050	11/10/14	13,892	-
Euro	JPHQ	Sell	78,316	104,430	11/12/14	-	(467)
Japanese Yen	JPHQ	Sell	857,065,000	8,666,852	11/13/14	328,975	-
Euro	MSCO	Sell	1,183,360	1,592,548	11/17/14	7,516	-
Singapore Dollar	MSCO	Buy	14,102,839	11,315,312	11/17/14	-	(9,905)
Malaysian Ringgit	DBAB	Buy	1,339,880	411,170	11/19/14	5,196	-

Franklin Investors Securities Trust

Statement of Investments, July 31, 2014 (unaudited) (continued)

Euro	DBAB	Sell	233,000	315,331		11/20/14	3,239	-
Euro	JPHQ	Sell	888,264	1,202,367		11/20/14	12,582	-
Japanese Yen	JPHQ	Sell	2,236,935,360	22,425,080		11/20/14	661,641	-
Malaysian Ringgit	HSBC	Buy	790,000	242,629		11/20/14	2,848	-
Euro	MSCO	Sell	4,438,000	6,012,425		12/04/14	67,593	-
Euro	DBAB	Sell	159,550	219,405		12/18/14	5,671	-
Malaysian Ringgit	DBAB	Buy	2,028,100	605,403		1/07/15	22,946	-
Canadian Dollar	BZWS	Buy	8,841,000	7,999,734		1/09/15	77,701	-
Canadian Dollar	CITI	Buy	2,898,000	2,587,731		1/09/15	59,979	-
Canadian Dollar	DBAB	Buy	7,846,000	7,077,107		1/09/15	91,262	-
Canadian Dollar	DBAB	Sell	3,143,000	2,827,710		1/09/15	-	(43,840)
Chilean Peso	BZWS	Buy	1,862,800,000	3,214,495		1/09/15	-	(6,643)
Euro	BZWS	Sell	2,472,961	3,403,808		1/09/15	90,701	-
Euro	CITI	Sell	2,584,200	3,501,824		1/09/15	39,685	-
Euro	DBAB	Buy	3,132,237	4,358,821		1/09/15	-	(162,459)
Euro	DBAB	Sell	22,752,696	30,970,795		1/09/15	488,254	-
Euro	JPHQ	Sell	1,062,724	1,462,175		1/09/15	38,409	-
Japanese Yen	BZWS	Sell	716,900,000	7,019,508		1/09/15	40,982	-
Japanese Yen	CITI	Sell	1,431,560,000	14,003,848		1/09/15	68,601	-
Japanese Yen	DBAB	Sell	14,747,964,120	142,590,432		1/09/15	409,626	(1,380,431)
Japanese Yen	GSCO	Sell	478,870,000	4,677,150		1/09/15	15,681	-
Japanese Yen	HSBC	Sell	720,750,000	7,136,351		1/09/15	120,347	-
Japanese Yen	JPHQ	Sell	1,676,801,000	16,492,272		1/09/15	169,773	-
Malaysian Ringgit	DBAB	Buy	21,721,000	6,426,902		1/09/15	301,907	-
Singapore Dollar	DBAB	Buy	12,305,600	9,708,066		1/09/15	157,351	-
Euro	DBAB	Sell	8,374,000	10,924,894		2/06/15	-	(295,558)
Canadian Dollar	BZWS	Buy	1,848,000	1,653,884		2/09/15	33,253	-
Canadian Dollar	HSBC	Buy	3,103,000	2,776,897		2/09/15	55,995	-
Chilean Peso	DBAB	Buy	225,860,000	390,761		2/09/15	-	(2,793)
Chilean Peso	JPHQ	Buy	824,603,750	1,406,694		2/09/15	9,760	-
Euro	DBAB	Sell	53,496,190	73,777,245		2/09/15	2,095,581	-
Euro	JPHQ	Sell	6,587,400	9,159,359		2/09/15	332,641	-
Singapore Dollar	DBAB	Buy	2,965,200	2,341,255		2/09/15	36,070	-
Singapore Dollar	HSBC	Buy	3,390,000	2,676,953		2/09/15	40,952	-
Singapore Dollar	JPHQ	Buy	2,117,000	1,671,905		2/09/15	25,383	-
Chilean Peso	JPHQ	Buy	562,321,000	980,507		3/09/15	-	(16,766)
Chilean Peso	MSCO	Buy	1,195,400,000	2,114,707		3/09/15	-	(65,955)
Euro	DBAB	Sell	13,480,249	18,345,980		3/09/15	280,221	-
Euro	GSCO	Sell	1,024,000	1,403,443		3/09/15	31,114	-
Euro	JPHQ	Sell	11,680,000	16,112,151		3/09/15	459,022	-
Japanese Yen	DBAB	Sell	6,090,340,000	59,818,144		3/09/15	493,116	-
Japanese Yen	HSBC	Sell	452,730,000	4,428,977		3/09/15	19,006	-
Japanese Yen	JPHQ	Sell	1,328,470,000	12,993,376		3/09/15	52,963	-
Singapore Dollar	DBAB	Buy	3,192,500	2,556,229		3/09/15	3,470	-
Singapore Dollar	HSBC	Buy	2,551,000	2,041,715		3/09/15	3,639	-
Singapore Dollar	JPHQ	Buy	15,450,000	12,362,967		3/09/15	24,612	-
Singapore Dollar	MSCO	Buy	8,200,000	6,528,143		3/09/15	46,495	-
Swedish Krona	DBAB	Buy	188,676,100	20,686,354	EUR	3/09/15	-	(390,878)
Swiss Franc	DBAB	Buy	13,270,875	14,680,171		4/16/15	-	(41,418)
Swiss Franc	DBAB	Sell	13,270,875	14,914,055		4/16/15	275,302	-

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)
Chilean Peso	MSCO	Buy	3,670,729,000	6,340,869	5/07/15	-	(79,640)
Euro	CITI	Sell	615,870	824,967	5/07/15	-	(733)
Euro	DBAB	Sell	21,494,107	29,158,916	5/07/15	345,670	(4,008)
Euro	DBAB	Sell	31,500,000	41,507,550	6/05/15	-	(737,893)
Euro	DBAB	Sell	1,710,278	2,198,391	6/22/15	-	(95,727)
Euro	DBAB	Sell	8,374,000	10,963,814	2/05/16	-	(296,588)
Euro	DBAB	Sell	10,260,000	13,583,727	8/05/16	-	(240,022)
Unrealized appreciation (depreciation)						9,054,591	(5,755,733)
Net unrealized appreciation (depreciation)						$3,298,858

*In U.S. dollars unless otherwise indicated.
aMay be comprised of multiple contracts using the same currency and settlement date.

At July 31, 2014, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
				Periodic		Upfront
	Counterpartya /	Notional		Payment Expiration		Premiums	Unrealized	Unrealized
Description	Exchange	Amount[b]		Rate	Date	Paid (Received) Appreciation Depreciation			Value	Rating[c]
OTC Sw aps
Contracts to Buy Protection
Single Name
Centex Corp.	FBCO	7,795,000		5.00%	6/20/16	(368,741)	-	(355,685)	(724,426)
Centex Corp.	JPHQ	12,000,000		5.00%	6/20/16	(679,472)	-	(435,745)	(1,115,217)
CIT Group Inc.	GSCO	22,500,000		5.00%	6/20/17	(2,038,865)	-	(487,981)	(2,526,846)
CNA Financial Corp.	GSCO	10,000,000		5.00%	12/20/14	(127,209)	-	(65,499)	(192,708)
Constellation Brands Inc.	BZWS	5,000,000		5.00%	6/20/17	(441,855)	-	(201,037)	(642,892)
Constellation Brands Inc.	DBAB	2,000,000		5.00%	6/20/17	(177,955)	-	(79,202)	(257,157)
D.R. Horton Inc.	JPHQ	7,000,000		5.00%	3/20/16	(442,890)	-	(75,746)	(518,636)
Dean Foods Co.	JPHQ	11,506,000		5.00%	6/20/16	(644,026)	-	(288,388)	(932,414)
Embarq Corp.	BZWS	8,500,000		5.00%	6/20/16	(414,922)	-	(348,060)	(762,982)
Embarq Corp.	DBAB	1,500,000		5.00%	6/20/16	(75,521)	-	(59,123)	(134,644)
Embarq Corp.	GSCO	10,000,000		5.00%	6/20/16	(552,215)	-	(345,411)	(897,626)
First Data Corp.	BZWS	13,100,000		5.00%	3/20/15	(200,947)	-	(157,926)	(358,873)
First Data Corp.	DBAB	3,900,000		5.00%	3/20/15	(59,850)	-	(46,990)	(106,840)
Government of Ireland	MSCO	10,000,000	EUR	1.00%	3/20/15	457,360	-	(531,699)	(74,339)
HCA Inc.	GSCO	5,054,000		5.00%	3/20/16	(260,863)	-	(100,824)	(361,687)
Kinder Morgan Inc	GSCO	17,626,000		5.00%	3/20/16	(1,251,306)	1,849	-	(1,249,457)
Lennar Corp.	GSCO	7,692,000		5.00%	6/20/15	(20,139)	-	(304,177)	(324,316)
Merrill Lynch & Co. Inc.	FBCO	20,000,000		1.00%	9/20/17	188,921	-	(499,945)	(311,024)
The New York Times Co.	GSCO	11,700,000		5.00%	12/20/16	(503,135)	-	(754,487)	(1,257,622)
PPL Energy Supply LLC	JPHQ	11,400,000		5.00%	6/20/16	(922,119)	-	(22,930)	(945,049)
The Ryland Group Inc.	GSCO	4,750,000		5.00%	3/20/15	(6,597)	-	(137,162)	(143,759)
Tenet Healthcare Corp	BZWS	13,160,000		5.00%	12/20/16	(951,701)	-	(206,418)	(1,158,119)
Tenneco Packaging Inc.	UBSW	12,000,000		5.00%	6/20/17	506,390	-	(1,639,183)	(1,132,793)
Textron Financial Corp.	MSCO	5,126,000		5.00%	9/20/14	(30,469)	-	(5,616)	(36,085)
Toll Brothers Inc.	FBCO	2,010,000		5.00%	6/20/15	(50,364)	-	(35,680)	(86,044)

Contracts to Sell Protection[d]
Single Name
Anadarko Petroleum Corp	BZWS	10,000,000		1.00%	9/20/19	241,426	-	(13,247)	228,179	BBB-
Bank of America Corp.	FBCO	20,000,000		1.00%	9/20/17	(188,922)	530,826	-	341,904	A-
Berkshire Hathaw ay Finance	FBCO	14,300,000		1.00%	3/20/18	(61,683)	415,688	-	354,005	AA
Corp.
Berkshire Hathaw ay Inc.	DBAB	10,000,000		1.00%	9/20/17	(62,619)	296,894	-	234,275	AA
Citigroup Inc.	FBCO	2,500,000		1.00%	9/20/20	12,504	5,239	-	17,743	A-
First Data Corp.	BZWS	14,000,000		5.00%	3/20/16	129,875	741,272	-	871,147	B-
First Data Corp.	DBAB	3,000,000		5.00%	3/20/16	(8,661)	195,335	-	186,674	B-
Freeport-McMoRan Inc.	DBAB	6,500,000		1.00%	3/20/23	(405,314)	100,966	-	(304,348)	BBB
Prudential Financial Inc.	BOFA	8,800,000		1.00%	12/20/21	(192,363)	287,542	-	95,179	A
PSEG Pow er LLC	JPHQ	11,700,000		1.00%	6/20/19	(42,930)	64,410	-	21,480	BBB+

Franklin Investors Securities Trust

Statement of Investments, July 31, 2014 (unaudited) (continued)

Tate & Lyle International Finance	CITI	7,200,000	EUR	1.00%	9/20/19	161,687	-	(21,939)	139,748	BBB
PLC
Tenet Healthcare Corp.	BZWS	9,400,000		5.00%	12/20/18	553,505	330,188	-	883,693	CCC+
Valero Energy Corp.	GSCO	9,000,000		1.00%	9/20/19	39,233	-	(13,272)	25,961	BBB

Traded Index
CMBX.NA.AJ.2	FBCO	4,075,375		1.09%	3/15/49	(593,803)	247,804	-	(345,999)	Non Investment
										Grade
CMBX.NA.AM.2	FBCO	17,080,000		0.50%	3/15/49	(241,651)	-	(4,301)	(245,952)	Investment
										Grade
LCDX.NA.20	BZWS	11,640,000		2.50%	6/20/18	352,426	131,959	-	484,385	Non Investment
										Grade
LCDX.NA.20	FBCO	18,187,500		2.50%	6/20/18	394,499	362,352	-	756,851	Non Investment
										Grade
LCDX.NA.21	FBCO	7,029,000		2.50%	12/20/18	237,836	87,255	-	325,091	Non Investment
										Grade
MCDX.NA.22	CITI	10,400,000		1.00%	6/20/19	113,682	21,575	-	135,257	Investment
										Grade
MCDX.NA.22	GSCO	19,100,000		1.00%	6/20/24	(464,819)	119,436	-	(345,383)	Investment
										Grade

OTC Sw aps unrealized appreciation (depreciation)							3,940,590	(7,237,673)
Net unrealized appreciation (depreciation)								$(3,297,083)

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives w ith the applicable counterparty exceeds the minimum transfer amount, w hich typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Counterparty	Collateral Posted (Received)
BOFA	(124,890)
BZWS	510,000
CITI	920,000
DBAB	1,880,000
FBCO	(266,845)
GSCO	7,210,000
HSBC	(1,760,541)
JPHQ	1,830,000
MSCO	580,000
UBSW	1,385,000
Total collateral	$12,162,724

bIn U.S. dollars unless otherw ise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association w ith the contracts.
cBased on Standard and Poor's (S&P) Rating for single name sw aps and internal ratings for index sw aps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name sw aps, and failure to pay or bankruptcy of the underlying securities for traded index sw aps.

At July 31, 2014, the fund had the following cross-currency swap contracts outstanding. See Note 3.

Cross-Currency Swap Contracts

		Expiration	Notional		Unrealized	Unrealized
Description	Counterparty	Date	Amount		Appreciation	Depreciation
Receive Fixed semi-annual 4.50%			15,456,481	USD
	CITI	1/01/16			$-	$(737,133)
Pay Fixed annual 4.00%			90,000,000	DKK
Receive Fixed semi-annual 2.47%			15,638,575	USD
	DBAB	1/04/16			-	(535,273)
Pay Fixed annual 2.00%			90,000,000	DKK
Net unrealized appreciation (depreciation)						$(1,272,406)

Franklin Investors Securities Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BOFA Bank of America N.A.
BZWS Barclays Bank PLC
CITI Citigroup, Inc.
DBAB Deutsche Bank AG
FBCO Credit Suisse Group AG
GSCO The Goldman Sachs Group, Inc.
HSBC HSBC Bank USA, N.A.
JPHQ JP Morgan Chase & Co.
MSCO Morgan Stanley
UBSW UBS AG

Currency

BRL Brazilian Real
DKK Danish Krone
EUR Euro
GBP British Pound
HUF Hungarian Forint
KRW South Korean Won
LKR Sri Lankan Rupee
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PHP Philippine Peso
PLN Polish Zloty
SGD Singapore Dollar
UYU Uruguayan Peso

Selected Portfolio

AGMC Assured Guaranty Municipal Corp.
CDO Collateralized Debt Obligation
CLO Collateralized Loan Obligation
COP Certificate of Participation
EDA Economic Development Authority
FICO Financing Corp.
FRN Floating Rate Note
GO General Obligation
IO Interest Only
ISD Independent School District
LIBOR London InterBank Offered Rate
PIK Payment-In-Kind
PSF Permanent School Fund
REIT Real Estate Investment Trust
SF Single Family
USD Unified/Union School District

Franklin Investors Securities Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of eight separate funds (Funds). Effective June 18, 2014, the Franklin Limited Maturity U.S. Government Securities Fund reorganized with and into the Franklin Adjustable U.S. Government Securities Fund.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt and certain preferred securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the funds include failure of the funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the funds' investment objectives.

At July 31, 2014, the Franklin Total Return Fund received $2,152,276 in United Kingdom Treasury Notes and U.S. Treasury Bonds and Notes as collateral for derivatives.

Certain funds entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss.

Certain funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to interest rate risk and certain foreign currencies. A cross currency swap is an agreement between the fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a cross currency swap contract represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss.

Certain funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price, interest rate, foreign exchange rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

The following funds have invested in derivatives during the period.

Franklin Balanced Fund - Forwards and options

Franklin Low Duration Total Return Fund - Futures, forwards, swaps and options

Franklin Real Return Fund - Forwards

Franklin Total Return Fund – Futures, forwards, swaps and options

4. MORTGAGE DOLLAR ROLLS

The Franklin Total Return Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the fund upon entering into the mortgage dollar roll. In addition, the fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At July 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin
	Adjustable U.S.		Franklin	Franklin
	Government	Franklin	Convertible	Equity Income
	Securities Fund	Balanced Fund	Securities Fund	Fund

Cost of investments	$2,204,680,398	$2,297,983,849	$1,978,919,999	$1,579,535,559

Unrealized appreciation	$40,543,628	$218,225,733	$366,046,328	$431,637,081
Unrealized depreciation	(5,386,973)	(25,459,094)	(107,567,397)	(9,112,872)
Net unrealized appreciation (depreciation)	$35,156,655	$192,766,639	$258,478,931	$422,524,209

	Franklin Floating	Franklin Low
	Rate Daily	Duration Total	Franklin Real	Franklin Total
	Access Fund	Return Fund	Return Fund	Return Fund

Cost of investments	$5,708,145,055	$2,112,486,107	$380,655,211	$5,545,498,492

Unrealized appreciation	$32,313,675	$19,347,491	$23,957,925	$151,378,523
Unrealized depreciation	(8,504,616)	(14,941,436)	(10,287,738)	(47,111,934)
Net unrealized appreciation (depreciation)	$23,809,059	$4,406,055	$13,670,187	$104,266,589

6. RESTRICTED SECURITIES

At July 31, 2014, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Shares	Issuer	Acquisition Date	Cost	Value
Franklin Convertible Securities Fund
14,000,000	BearingPoint Liquidating Trust	12/31/09	$18,900		$-

Franklin Floating Rate Daily Access Fund
26,267	RoTech Medical Corp.	12/03/10	$-		$-

7. INVESTMENTS IN EXCHANGE TRADED FUNDS

The accounting policies of the ETFs are outlined in their respective shareholder reports. A copy of each ETF’s shareholder report, in which the funds invest, is available on the SEC website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The ETFs’ shareholder reports are not covered by this report. The Franklin Low Duration Total Return Fund and Franklin Real Return Fund invest a portion of their assets in ETFs. The funds rely on exemptive orders granted by the U.S. Securities and Exchange Commission (SEC) to the ETFs that permit the funds to invest in certain ETFs beyond the 1940 Act’s limitations on a fund’s investment in other investment companies, subject to certain terms and conditions set forth by the exemptive orders.

8. INVESTMENT IN FT HOLDINGS CORPORATION I (FT SUBSIDIARY)

The Franklin Total Return Fund invests in certain financial instruments through its investment in the FT Subsidiary. The FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the fund, and is able to invest in certain financial instruments consistent with the investment objective of the fund. At July 31, 2014, the FT Subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of the FT Subsidiary are reflected in the fund’s Statement of Investments.

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of July 31, 2014, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3			Total
Franklin Adjustable U.S. Government Securities Fund
Assets:
Investments in Securities:
Mortgage-Backed Securities	$-	$1,990,058,511		$-		$1,990,058,511
U.S. Government and Agency Securities	-	60,344,154		-		60,344,154
Short Term Investments	112,491,201	76,943,187		-		189,434,388
Total Investments in Securities	$112,491,201	$2,127,345,852		$-		$2,239,837,053

Franklin Balanced Fund
Assets:
Investments in Securities
Equity Investments:[a]
Energy	$176,217,300	$32,789,200		$-		$209,006,500
Utilities	147,401,230	6,210,500		-		153,611,730
Other Equity Investments[b]	1,126,050,839	-		-		1,126,050,839
Equity-Linked Securities	-	136,543,734		-		136,543,734
Convertible Bonds	-	24,671,875		-		24,671,875
Corporate Bonds	-	681,297,326		-		681,297,326
Senior Floating Rate Interests	-	15,004,456		-		15,004,456
Short Term Investments	144,564,028	-		-		144,564,028
Total Investments in Securities	$1,594,233,397	$896,517,091		$-		$2,490,750,488

Other Financial Instruments
Forw ard Exchange Contracts	$-	$86,299		$-		$86,299

Liabilities:
Other Financial Instruments
Options Written	$300,000	$-		$-		$300,000
Forw ard Exchange Contracts	-	11,880		-		11,880
Total Other Financial Instruments	$300,000	$11,880		$-		$311,880

Franklin Convertible Securities Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Staples	$48,207,639	$16,199,387		$-		$64,407,026
Energy	46,193,829	61,992,180		-		108,186,009
Financials	64,472,364	15,170,513		-		79,642,877
Utilities	111,871,780	24,842,000		-		136,713,780
Other Equity Investments[b]	198,313,154	-		-		198,313,154
Convertible Bonds	-	1,550,982,127		- [c]		1,550,982,127
Escrow s and Litigation Trusts	-	-		3,762		3,762
Short Term Investments	99,150,195	-		-		99,150,195
Total Investments in Securities	$568,208,961	$1,669,186,207		$3,762	[c]	$2,237,398,930

Franklin Equity Income Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Energy	$119,672,609	$18,800,000		$-		$138,472,609
Materials	95,657,103	28,737,663		-		124,394,766
Other Equity Investments[b]	1,677,328,455	-		-		1,677,328,455
Equity-Linked Securities	-	31,648,000		-		31,648,000
Short Term Investments	30,215,938	-		-		30,215,938
Total Investments in Securities	$1,922,874,105	$79,185,663		$-		$2,002,059,768

Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Equity Investments:
Health Care Distributors	$-	$-	$-	[c] $	- [c]
Other Equity Investments[b]	29,655	-	-		29,655
Senior Floating Rate Interests	-	4,915,662,185	724,189		4,916,386,374
Asset-Backed Securities and
Commercial Mortgage-Backed Securities	-	47,949,266	-		47,949,266
Short Term Investments	767,588,819	-	-		767,588,819
Total Investments in Securities	$767,618,474	$4,963,611,451	$724,189		$5,731,954,114

Other Financial Instruments
Unfunded Loan Commitments	$-	$78,131	$-		$78,131

Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Equity Investments:
Materials	$-	$92,500	$-		$92,500
Exchange Traded Funds[b]	15,996,500	-	-		15,996,500
Corporate Bonds	-	758,040,780	-		758,040,780
Senior Floating Rate Interests	-	130,103,671	-		130,103,671
Foreign Government and Agency Securities	-	85,257,445	-		85,257,445
U.S. Government and Agency Securities		137,825,005	-		137,825,005
Asset-Backed Securities and
Commercial Mortgage-Backed Securities	-	597,881,387	-		597,881,387
Mortgage-Backed Securities	-	90,365,280	-		90,365,280
Municipal Bonds	-	24,696,641	-		24,696,641
Litigation Trusts	-	-	-	[c]	-
Options Purchased	-	224,529	-		224,529
Short Term Investments	266,407,131	10,001,293	-		276,408,424
Total Investments in Securities	$282,403,631	$1,834,488,531	$-	[c] $	2,116,892,162

Other Financial Instruments
Futures Contracts	$855,254	$-	$-		$855,254
Forw ard Exchange Contracts	-	2,324,628	-		2,324,628
Sw ap Contracts	-	928,227	-		928,227
Total Other Financial Instruments	$855,254	$3,252,855	$-		$4,108,109
Liabilities:	-
Other Financial Instruments
Options Written	$-	$3,721	$-		$3,721
Futures Contracts	3,496	-	-		3,496
Forw ard Exchange Contracts	-	1,793,111	-		1,793,111
Sw ap Contracts	-	1,958,947	-		1,958,947
Total Other Financial Instruments	$3,496	$3,755,779	$-		$3,759,275

Franklin Real Return Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$64,995,886	$-	$-		$64,995,886
Corporate Bonds	-	23,921,961	-		23,921,961
Senior Floating Rate Interests	-	17,271,162	-		17,271,162
Foreign Government and Agency Securities	-	75,086,740	-		75,086,740
U.S. Government and Agency Securities	-	193,953,488	-		193,953,488
Short Term Investments	-	19,096,161	-		19,096,161
Total Investments in Securities	$64,995,886	$329,329,512	$-		$394,325,398
Other Financial Instruments
Forw ard Exchange Contracts	$-	$399,270	$-		$399,270

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$537,127	$-		$537,127

Franklin Total Return Fund
Assets:
Investments in Securities
Equity Investments:[a]
Consumer Services	$-	$2,093,266	$-		$2,093,266
Materials	-	462,500	-		462,500
All Other Equity Investments[b]	20,344,322	-	-		20,344,322
Corporate Bonds	-	1,704,549,436	-		1,704,549,436
Senior Floating Rate Interests	-	160,845,039	14,017		160,859,056
Foreign Government and Agency Securities	-	437,630,132	-		437,630,132
U.S. Government and Agency Securities	-	146,132,827	-		146,132,827
Asset-Backed Securities and Commercial
Mortgage-Backed Securities	-	762,615,074	1,465,676		764,080,750
Mortgage-Backed Securities	-	931,032,486	-		931,032,486
Municipal Bonds	-	233,602,666	-		233,602,666
Escrow and Litigation Trusts	26,823	-	435	c	27,258
Options Purchased	-	2,959,051	-		2,959,051
Short Term Investments.	1,234,596,814	11,394,517	-		1,245,991,331
Total Investments in Securities	$1,254,967,959	$4,393,316,994	$1,480,128		$5,649,765,081

Other Financial Instruments
Futures Contracts	$1,221,636	$-	$-		$1,221,636
Forw ard Exchange Contracts	-	9,054,591	-		9,054,591
Sw ap Contracts	-	3,940,590	-		3,940,590
Total Other Financial Instruments	$1,221,636	$12,995,181	$-		$14,216,817
Liabilities:
Other Financial Instruments
Options Written	$-	$20,197	$-		$20,197
Forw ard Exchange Contracts	-	5,755,733	-		5,755,733
Sw ap Contracts	-	8,510,079	-		8,510,079
Unfunded Loan Commitments	-	3,095	-		3,095
Total Other Financial Instruments	$-	$14,289,104	$-		$14,289,104

aIncludes common, preferred and convertible preferred stocks as w ell as other equity investments.
bFor detailed categories, see the accompanying Statement of Investments.
cIncludes securities determined to have no value at July 31, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN INVESTORS SECURITIES TRUST

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 25, 2014

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  September 25, 2014